                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-6322

Exact name of registrant as specified in charter: Delaware Pooled Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  October 31

Date of reporting period: April 30, 2005

Item 1.  Reports to Stockholders


                             Delaware Pooled Trust

                             SEMIANNUAL REPORT 2005

                                                                   U.S. Equities

                                            The Large-Cap Value Equity Portfolio
                                            The Small-Cap Value Equity Portfolio
                                             The All-Cap Growth Equity Portfolio
                                             The Mid-Cap Growth Equity Portfolio
                                           The Small-Cap Growth Equity Portfolio
                                        The Small-Cap Growth II Equity Portfolio
                                            The Smid-Cap Growth Equity Portfolio
                                   The Real Estate Investment Trust Portfolio II

                                                               U.S. Fixed Income

                                         The Intermediate Fixed Income Portfolio
                                           The Core Focus Fixed Income Portfolio
                                                   The High-Yield Bond Portfolio
                                            The Core Plus Fixed Income Portfolio

                                                          International Equities

                                              The International Equity Portfolio
                                 The Labor Select International Equity Portfolio
                                                  The Emerging Markets Portfolio

                                                      International Fixed Income

                                               The Global Fixed Income Portfolio
                                        The International Fixed Income Portfolio




                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

CONTENTS

Portfolio Objectives ..................................2

Disclosure of Portfolio Expenses ......................4

Sector Allocations ....................................6

Financial Statements

  Statements of Net Assets ...........................19

  Statements of Assets and Liabilities ...............75

  Statements of Operations ...........................80

  Statements of Changes in Net Assets ................84

  Financial Highlights ...............................92

  Notes to Financial Statements .....................109

Other Portfolio Information .........................124

The performance data quoted in this report represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 362-7500 or visiting our Web site at www.delawareinvestments.com/institutional/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Pooled Trust prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 231-8002. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

DELAWARE POOLED TRUST

Delaware Pooled Trust, based in Philadelphia, PA., is a mutual fund that primarily offers no-load, open-end equity and fixed-income portfolios to institutional and affluent individual investors. Delaware Pooled Trust is part of Delaware Investments, a full-service investment-management organization. As of March 31, 2005, Delaware Investments managed more than $95 billion on behalf of individuals and institutions. The breadth and sophistication services offered by Delaware Investments enable clients to gain the degree of administrative convenience and simplicity they want in investment-management matters. Delaware Investments provides not only equity and fixed-income portfolio management, but balanced portfolios, retirement-plan, and related non-discretionary trust services as well.

Delaware Management Company ("Delaware") is a series of Delaware Management Business Trust, a wholly-owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). Delaware serves as investment adviser for The Large-Cap Value Equity, The Small-Cap Value Equity, The All-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The High-Yield Bond and The Core Plus Fixed Income Portfolios. Delaware also serves as investment adviser for The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Fixed Income, and The International Fixed Income Portfolios.*

CLIENT SERVICES

Delaware provides clients with annual and semiannual reports, monthly account reports, in-person reviews of account developments, and other communication.

Clients who have questions about their accounts or want to learn the net asset values of the Delaware Pooled Trust Portfolios may call a toll-free telephone number, 800 231-8002, during normal business hours. Or they may write to: Client Services, Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103.

                              2005 Semiannual Report o Delaware Pooled Trust   1

PORTFOLIO OBJECTIVES

THE LARGE-CAP VALUE EQUITY PORTFOLIO seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in equity securities of large-capitalization companies that, at the time of purchase, have dividend yields above the current yield of the Russell 1000 Value Index and that, in the opinion of Delaware, offer capital gains potential as well.

THE SMALL-CAP VALUE EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of small-capitalization companies that Delaware believes to be undervalued relative to the asset value or long-term earning power of the companies concerned, and which, at the time of purchase, generally have market capitalizations less than $2 billion and are listed on a national securities exchange or NASDAQ.

THE ALL-CAP GROWTH EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of small-, medium- and large-capitalization companies that, in the opinion of Delaware, offer high earnings growth potential at the time of purchase.

THE MID-CAP GROWTH EQUITY PORTFOLIO seeks maximum long-term capital growth; current income is expected to be incidental. The Portfolio invests primarily in equity securities of medium-sized companies that, in the opinion of Delaware, offer, at the time of purchase, significant long-term growth potential.

THE SMALL-CAP GROWTH EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies which Delaware believes have potential for high earnings growth and which generally represent the smallest 25%, in terms of market capitalization, of U.S. equity securities listed on a national securities exchange or NASDAQ (at the time of purchase).

THE SMALL-CAP GROWTH II EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies which Delaware believes have the potential for high earnings growth and which generally represent the smallest 15%, in terms of market capitalization, of U.S. equity securities listed on a national securities exchange or NASDAQ (at the time of purchase).

THE SMID-CAP GROWTH EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of small- and mid-sized companies that Delaware believes have the potential for high earnings growth.

THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry.

THE INTERMEDIATE FIXED INCOME PORTFOLIO seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in a diversified portfolio of investment grade fixed-income obligations, including U.S. government securities, mortgage-backed, asset-backed securities, corporate bonds, and other fixed-income securities.

THE CORE FOCUS FIXED INCOME PORTFOLIO seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in a diversified portfolio of investment grade fixed-income obligations, including U.S. government securities, mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed-income securities.

THE HIGH-YIELD BOND PORTFOLIO seeks high total return. The Portfolio invests primarily in corporate bonds rated B- or higher by Standard & Poor's Rating Group, B3 or higher by Moody's Investors Service, Inc., or in corporate bonds that are unrated but judged to be of comparable quality at the time of purchase.

2  Delaware Pooled Trust o 2005 Semiannual Report

THE CORE PLUS FIXED INCOME PORTFOLIO seeks maximum long-term total return, consistent with reasonable risk. The Portfolio uses a multi-sector investment approach, investing assets principally in U.S. investment-grade, U.S. high-yield, and international bonds.

THE INTERNATIONAL EQUITY PORTFOLIO seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income from outside of the United States. Equity securities selected for the Portfolio are, in the opinion of the Portfolio's sub-adviser, undervalued at the time of purchase, based on rigorous fundamental analysis conducted by the sub-adviser.

THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States. Equity securities selected for the Portfolio are, in the opinion of the Portfolio's sub-adviser, undervalued at the time of purchase, based on rigorous fundamental analysis conducted by the sub-adviser, and are compatible with certain investment policies or restrictions followed by organized labor.

THE EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies organized, having a majority of their assets in, or deriving a majority of their operating income from emerging countries.

THE GLOBAL FIXED INCOME PORTFOLIO seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed-income securities that may also provide the potential for capital appreciation.

THE INTERNATIONAL FIXED INCOME PORTFOLIO seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed-income securities of issuers that are organized, have a majority of their assets, or derive most of their operating income from outside of the United States.

                                2005 Semiannual Report o Delaware Pooled Trust 3

DISCLOSURE
  OF PORTFOLIO EXPENSES
  For the Period November 1, 2004 to April 30, 2005

As a shareholder of a Portfolio, you incur two types of costs:
(1) transaction costs, including reimbursement fees on the Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Portfolio
Return," provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolios' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid during Period" are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                          Beginning         Ending       Annualized    Expenses
                           Account          Account        Expense   Paid During
                            Value            Value          Ratios      Period
                           11/1/04          4/30/05                   11/1/04 to
                                                                        4/30/05
--------------------------------------------------------------------------------
Actual Portfolio Return
The Large-Cap Value
  Equity Portfolio        $1,000.00         $1,037.10        0.72%       $3.64
The Small-Cap Value
  Equity Portfolio         1,000.00          1,052.60        0.92%        4.68
The All-Cap Growth
  Equity Portfolio         1,000.00          1,000.00         .89%        4.41
The Mid-Cap Growth
  Equity Portfolio         1,000.00          1,021.30        0.92%        4.61
The Small-Cap Growth
  Equity Portfolio         1,000.00            936.40        0.88%        4.23
The Small-Cap Growth II
  Equity Portfolio         1,000.00            973.70        0.92%        4.50
The Smid-Cap Growth
  Equity Portfolio         1,000.00            924.70        0.91%        4.34
The Real Estate
  Investment Trust
  Portfolio II             1,000.00          1,073.20        0.86%        4.42
The Intermediate Fixed
  Income Portfolio         1,000.00          1,007.00        0.47%        2.34
The Core Focus Fixed
  Income Portfolio         1,000.00          1,012.20        0.44%        2.20
The High-Yield Bond
  Portfolio                1,000.00          1,197.00        0.64%        3.49
The Core Plus Fixed
  Income Portfolio         1,000.00          1,017.60        0.52%        2.60
The International Equity
  Portfolio                1,000.00          1,087.20        0.89%        4.61
The Labor Select
  International Equity
  Portfolio                1,000.00          1,092.50        0.90%        4.67
The Emerging Markets
  Portfolio                1,000.00          1,169.70        1.30%        6.99
The Global Fixed Income
  Portfolio                1,000.00          1,052.40        0.63%        3.21
The International Fixed
  Income Portfolio         1,000.00          1,530.00        0.63%        3.95
--------------------------------------------------------------------------------

4 Delaware Pooled Trust o 2005 Semiannual Report

DISCLOSURE
  OF PORTFOLIO EXPENSES
  For the Period November 1, 2004 to April 30, 2005 (Continued)

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                          Beginning         Ending       Annualized    Expenses
                           Account          Account        Expense   Paid During
                            Value            Value          Ratios      Period
                           11/1/04          4/30/05                   11/1/04 to
                                                                        4/30/05
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
The Large-Cap Value
  Equity Portfolio        $1,000.00         $1,021.22        0.72%       $3.61
The Small-Cap Value
  Equity Portfolio         1,000.00          1,020.23        0.92%        4.61
The All-Cap Growth
  Equity Portfolio         1,000.00          1,020.38        0.89%        4.46
The Mid-Cap Growth
  Equity Portfolio         1,000.00          1,020.23        0.92%        4.61
The Small-Cap Growth
  Equity Portfolio         1,000.00          1,020.43        0.88%        4.41
The Small-Cap Growth II
  Equity Portfolio         1,000.00          1,020.23        0.92%        4.61
The Smid-Cap Growth
  Equity Portfolio         1,000.00          1,020.28        0.91%        4.56
The Real Estate
  Investment Trust
  Portfolio II             1,000.00          1,020.53        0.86%        4.31
The Intermediate Fixed
  Income Portfolio         1,000.00          1,022.46        0.47%        2.36
The Core Focus Fixed
  Income Portfolio         1,000.00          1,022.61        0.44%        2.21
The High-Yield Bond
  Portfolio                1,000.00          1,021.62        0.64%        3.21
The Core Plus Fixed
  Income Portfolio         1,000.00          1,022.22        0.52%        2.61
The International Equity
  Portfolio                1,000.00          1,020.38        0.89%        4.46
The Labor Select
  International Equity
  Portfolio                1,000.00          1,020.33        0.90%        4.51
The Emerging Markets
  Portfolio                1,000.00          1,018.35        1.30%        6.51
The Global Fixed Income
  Portfolio                1,000.00          1,021.67        0.63%        3.16
The International Fixed
  Income Portfolio         1,000.00          1,021.67        0.63%        3.16
--------------------------------------------------------------------------------



                                2005 Semiannual Report o Delaware Pooled Trust 5

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list the Portfolios' categories of portfolio holdings as a percentage of total net assets and are provided in compliance with such requirement.

DELAWARE POOLED TRUST - THE LARGE-CAP VALUE EQUITY PORTFOLIO

As of April 30, 2005
Sector Allocation

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   99.93%
------------------------------------------------------------------------
Basic Materials                                                 4.47%

Capital Goods                                                  10.51%

Communication Services                                          4.56%

Consumer Cyclical                                               7.09%

Consumer Services                                              18.79%

Consumer Staples                                                5.54%

Energy                                                          7.90%

Finance-Banks                                                  15.21%

Finance-Other                                                  14.10%

Technology                                                      8.49%

Utilities                                                       3.27%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.36%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.29%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.29%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE POOLED TRUST - THE SMALL-CAP VALUE EQUITY PORTFOLIO

As of April 30, 2005
Sector Allocation

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   96.99%
------------------------------------------------------------------------
Basic Industries                                               11.00%

Business Services                                               3.21%

Capital Spending                                                9.27%

Consumer Cyclical                                               1.71%

Consumer Services                                              13.59%

Consumer Staples                                                1.60%

Energy                                                          4.86%

Financial Services                                             14.26%

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
Healthcare                                                      7.59%

Real Estate                                                     6.03%

Technology                                                     13.43%

Transportation                                                  6.19%

Utilities                                                       4.25%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          11.42%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              108.41%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (8.41%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

6 Delaware Pooled Trust o 2005 Semiannual Report

The following charts list the Portfolios' categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST - THE ALL-CAP GROWTH EQUITY PORTFOLIO

As of April 30, 2005
Sector Allocation (continued)

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   82.76%
------------------------------------------------------------------------
Basic Industry/Capital Goods                                    3.59%

Business Services                                              10.38%

Consumer Non-Durables                                          12.95%

Consumer Services                                               9.03%

Energy                                                          0.66%

Financial                                                       8.33%

Healthcare                                                     14.66%

Technology                                                     21.59%

Transportation                                                  1.57%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           7.75%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               90.51%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 9.49%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE POOLED TRUST - THE MID-CAP GROWTH EQUITY PORTFOLIO

As of April 30, 2005
Sector Allocation

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   90.41%
------------------------------------------------------------------------
Basic Industry/Capital Goods                                    4.57%

Business Services                                              12.56%

Consumer Non-Durables                                          13.26%

Consumer Services                                               9.70%

Energy                                                          1.83%

Financial                                                       9.80%

Healthcare                                                     18.07%

Technology                                                     20.62%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          10.37%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.78%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.78%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                                2005 Semiannual Report o Delaware Pooled Trust 7

The following charts list the Portfolios' categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST - THE SMALL-CAP GROWTH EQUITY PORTFOLIO

As of April 30, 2005
Sector Allocation (continued)

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   98.33%
------------------------------------------------------------------------
Basic Industry/Capital Goods                                    5.13%

Business Services                                               9.90%

Consumer Durables                                               1.03%

Consumer Non-Durables                                          12.23%

Consumer Services                                              16.57%

Energy                                                          0.31%

Financial                                                      10.91%

Healthcare                                                     20.58%

Technology                                                     17.58%

Transportation                                                  4.09%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.24%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.57%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.57%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE POOLED TRUST - THE SMALL-CAP GROWTH II EQUITY PORTFOLIO

As of April 30, 2005
Sector Allocation

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   97.24%
------------------------------------------------------------------------
Basic Industry/Capital Goods                                    3.67%

Business Services                                              11.12%

Consumer Non-Durables                                          16.26%

Consumer Services                                              14.71%

Financial                                                      11.27%

Healthcare                                                     19.24%

Technology                                                     17.54%

Transportation                                                  3.43%
------------------------------------------------------------------------
FEDERAL AGENCY (DISCOUNT NOTE)                                  2.09%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.33%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.67%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

8 Delaware Pooled Trust o 2005 Semiannual Report

The following charts list the Portfolios' categories of portfolio holdings as a percentage of total net assets.

Delaware Pooled Trust - The Smid-Cap Growth Portfolio

As of April 30, 2005
Sector Allocation (continued)

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                  95.79%
------------------------------------------------------------------------
Basic Industry/Capital Goods                                    5.23%

Business Services                                               7.26%

Consumer Durables                                               1.82%

Consumer Non-Durables                                          14.61%

Consumer Services                                              14.82%

Energy                                                          1.84%

Financial                                                       9.91%

Healthcare                                                     20.51%

Technology                                                     18.42%

Transportation                                                  1.37%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               95.79%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 4.21%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE POOLED TRUST -
THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II

As of April 30, 2005
Sector Allocation

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   94.06%
------------------------------------------------------------------------
Diversified REITs                                               6.01%

Healthcare REITs                                                1.64%

Hotel REITs                                                     4.24%

Industrial REITs                                                7.39%

Leisure, Lodging & Entertainment REITs                          2.81%

Lodging/Resort REITs                                            1.11%

Mall REITs                                                     16.75%

Manufactured Housing REITs                                      1.02%

Mortgage REITs                                                  4.30%

Multifamily REITs                                              12.24%

Office REITs                                                   23.80%

Office/Industrial REITs                                         2.68%

Retail Strip Center REITs                                      10.07%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           5.44%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.50%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.50%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------



                              2005 Semiannual Report o Delaware Pooled Trust   9

The following chart lists the Portfolio's categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST - THE INTERMEDIATE FIXED INCOME PORTFOLIO

As of April 30, 2005
Sector Allocation (continued)

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  2.66%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      8.07%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               7.51%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              1.12%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           7.95%
------------------------------------------------------------------------
CORPORATE BONDS                                                38.00%
------------------------------------------------------------------------
Banking                                                         4.53%

Basic Industries                                                0.14%

Brokerage                                                       1.86%

Capital Goods                                                   0.74%

Communications                                                  5.04%

Consumer Cyclical                                               7.03%

Consumer Non-Cyclical                                           3.21%

Electric                                                        5.43%

Energy                                                          2.03%

Finance                                                         0.63%

Insurance                                                       2.48%

Natural Gas                                                     2.05%

Real Estate                                                     0.33%

Technology                                                      1.35%

Transportation                                                  1.15%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 2.19%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              9.41%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                 10.79%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      11.37%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.12%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.19%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.81%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

10   Delaware Pooled Trust o 2005 Semiannual Report

The following chart lists the Portfolio's categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST - THE CORE FOCUS FIXED INCOME PORTFOLIO

As of April 30, 2005
Sector Allocation (continued)

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  1.83%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      3.32%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                              28.43%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              3.96%
------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         5.96%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           3.80%
------------------------------------------------------------------------
CORPORATE BONDS                                                25.42%
------------------------------------------------------------------------
Banking                                                         2.47%

Basic Industries                                                0.52%

Brokerage                                                       0.89%

Capital Goods                                                   0.35%

Communications                                                  3.54%

Consumer Cyclical                                               3.62%

Consumer Non-Cyclical                                           2.15%

Electric                                                        3.78%

Energy                                                          0.72%

Financial                                                       0.43%

Insurance                                                       1.61%

Natural Gas                                                     2.65%

Paper & Forest Products                                         0.26%

Real Estate                                                     0.34%

Technology                                                      0.70%

Transportation                                                  1.39%
------------------------------------------------------------------------
FOREIGN AGENCIES                                                0.27%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 2.69%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  7.75%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      16.26%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                         19.87%
------------------------------------------------------------------------
SOVEREIGN DEBT                                                  0.17%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              119.73%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS               (19.73%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------


                             2005 Semiannual Report o Delaware Pooled Trust   11

The following chart lists the Portfolio's categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST - THE HIGH-YIELD BOND PORTFOLIO

As of April 30, 2005
Sector Allocation (continued)

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           0.79%
------------------------------------------------------------------------
CONVERTIBLE BONDS                                               0.27%
------------------------------------------------------------------------
CORPORATE BONDS                                                94.13%
------------------------------------------------------------------------
Basic Materials                                                15.11%

Capital Goods - Manufacturing                                   6.10%

Consumer Cyclical                                              19.03%

Consumer Non-Cyclical                                          10.69%

Energy                                                          5.18%

Finance                                                         3.75%

Media                                                          12.37%

Technology                                                      0.71%

Telecommunications                                             10.87%

Utilities                                                      10.32%

SOVEREIGN DEBT                                                  0.36%
------------------------------------------------------------------------
COMMON STOCK                                                    0.65%
------------------------------------------------------------------------
WARRANTS                                                        0.00%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.39%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.59%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.41%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------


12   Delaware Pooled Trust o 2005 Semiannual Report

The following chart lists the Portfolio's categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST - THE CORE PLUS FIXED INCOME PORTFOLIO

As of April 30, 2005
Sector Allocation (continued)

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  1.16%
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      2.14%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                              29.22%
------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              1.40%
------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         3.02%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           3.25%
------------------------------------------------------------------------
CORPORATE BONDS                                                27.90%
------------------------------------------------------------------------
Banking                                                         1.90%

Basic Industries                                                1.68%

Brokerage                                                       0.71%

Capital Goods                                                   0.51%

Communications                                                  4.80%

Consumer Cyclical                                               3.48%

Consumer Non-Cyclical                                           2.18%

Electric                                                        3.55%

Energy                                                          1.69%

Financial/Other                                                 0.64%

Insurance                                                       3.44%

Natural Gas                                                     1.63%

Real Estate                                                     0.21%

Technology                                                      0.64%

Transportation                                                  0.84%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 1.31%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  6.29%
------------------------------------------------------------------------

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
FOREIGN AGENCIES                                                0.69%
------------------------------------------------------------------------
Austria                                                         0.34%

Canada                                                          0.35%
------------------------------------------------------------------------
SOVEREIGN DEBT                                                  5.33%
------------------------------------------------------------------------
El Salvador                                                     0.20%

Germany                                                         1.19%

Italy                                                           0.90%

Mexico                                                          0.14%

Norway                                                          0.86%

Poland                                                          0.13%

Sweden                                                          0.69%

United Kingdom                                                  1.01%

Venezuela                                                       0.21%
------------------------------------------------------------------------
SUPRANATIONAL BANKS                                             0.55%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      16.99%
------------------------------------------------------------------------
PREFERRED STOCK                                                 0.07%
------------------------------------------------------------------------
WARRANTS                                                        0.00%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                         21.99%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              121.31%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS               (21.31%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                             2005 Semiannual Report o Delaware Pooled Trust   13

The following chart lists the Portfolio's categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST - THE INTERNATIONAL EQUITY PORTFOLIO

As of April 30, 2005
Sector/Country Allocation (continued)

                                                             PERCENTAGE
                                                           OF NET ASSETS
------------------------------------------------------------------------
COUNTRY                                                        97.33%
------------------------------------------------------------------------
Australia                                                      10.25%

Belgium                                                         3.35%

Finland                                                         1.21%

France                                                          7.17%

Germany                                                         6.74%

Hong Kong                                                       2.80%

Italy                                                           3.47%

Japan                                                          15.08%

Netherlands                                                     7.41%

New Zealand                                                     2.03%

Republic of Korea                                               1.24%

Singapore                                                       2.11%

South Africa                                                    1.56%

Spain                                                           7.55%

Taiwan                                                          0.02%

United Kingdom                                                 25.34%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.95%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  22.53%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              122.81%
------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (22.53%)
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.28%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------


14   Delaware Pooled Trust o 2005 Semiannual Report

The following chart lists the Portfolio's categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST -
THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO

As of April 30, 2005
Sector/Country Allocation (continued)

                                                             PERCENTAGE
                                                           OF NET ASSETS
------------------------------------------------------------------------
COUNTRY                                                        97.40%
------------------------------------------------------------------------
Australia                                                      10.26%

Belgium                                                         4.12%

Finland                                                         1.46%

France                                                          5.75%

Germany                                                         8.95%

Hong Kong                                                       2.60%

Italy                                                           3.70%

Japan                                                          12.96%

Netherlands                                                     8.12%

New Zealand                                                     2.06%

Spain                                                           7.66%

United Kingdom                                                 29.76%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.77%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  23.43%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              123.60%
------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (23.43%)
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.17%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------


                             2005 Semiannual Report o Delaware Pooled Trust   15

The following chart lists the Portfolio's categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST - THE EMERGING MARKETS PORTFOLIO

As of April 30, 2005
Sector/Country Allocation (continued)

                                                             PERCENTAGE
                                                           OF NET ASSETS
------------------------------------------------------------------------
COUNTRY                                                        98.12%
------------------------------------------------------------------------
Argentina                                                       0.87%

Brazil                                                         12.63%

Chile                                                           1.87%

China                                                           6.58%

Croatia                                                         1.12%

Czech Republic                                                  0.65%

Egypt                                                           2.27%

Estonia                                                         1.27%

Hungary                                                         2.67%

India                                                           1.03%

Indonesia                                                       2.51%

Israel                                                          2.64%

Malaysia                                                        8.37%

Mexico                                                          6.72%

Morocco                                                         0.91%

Panama                                                          1.42%

Poland                                                          1.44%

Russia                                                          1.94%

South Africa                                                   12.54%

South Korea                                                    15.27%

Taiwan                                                          7.08%

Thailand                                                        5.43%

United Kingdom                                                  0.89%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           1.04%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.16%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.84%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

16   Delaware Pooled Trust o 2005 Semiannual Report

The following chart lists the Portfolio's categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST - THE GLOBAL FIXED INCOME PORTFOLIO

As of April 30, 2005
Sector/Country Allocation (continued)

                                                             PERCENTAGE
                                                           OF NET ASSETS
------------------------------------------------------------------------
COUNTRY                                                        97.90%
------------------------------------------------------------------------
Australia                                                       2.85%

Austria                                                         8.44%

Belgium                                                         3.67%

Canada                                                          1.36%

Finland                                                         3.75%

France                                                          6.20%

Germany                                                         9.53%

Greece                                                          0.73%

Italy                                                           6.00%

Netherlands                                                     6.91%

Norway                                                          4.56%

Poland                                                          4.57%

Spain                                                           3.76%

Supranational                                                  10.67%

Sweden                                                         14.38%

United Kingdom                                                  9.14%

United States                                                   1.38%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.78%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  12.60%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              111.28%
------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (12.60%)
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.32%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

                             2005 Semiannual Report o Delaware Pooled Trust   17

The following chart lists the Portfolio's categories of portfolio holdings as a percentage of total net assets.

DELAWARE POOLED TRUST -
THE INTERNATIONAL FIXED INCOME PORTFOLIO

As of April 30, 2005
Sector/Country Allocation (continued)

                                                             PERCENTAGE
                                                           OF NET ASSETS
------------------------------------------------------------------------
COUNTRY                                                        97.46%
------------------------------------------------------------------------
Australia                                                       2.58%

Austria                                                         9.12%

Belgium                                                         2.50%

Canada                                                          1.49%

Finland                                                         4.56%

France                                                          6.98%

Germany                                                        11.97%

Greece                                                          3.88%

Italy                                                           6.43%

Japan                                                           0.47%

Netherlands                                                     8.28%

Norway                                                          0.24%

Poland                                                          4.74%

Spain                                                           4.41%

Supranational                                                  10.34%

Sweden                                                         14.48%

United Kingdom                                                  0.09%

United States                                                   4.90%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.45%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.91%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.09%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

18   Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST -- THE LARGE-CAP VALUE EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

COMMON STOCK - 99.93%

BASIC MATERIALS - 4.47%
   Dow Chemical                                          4,300      $  197,499
   duPont (E.I.) deNemours                               3,100         146,041
   International Paper                                   3,475         119,158
                                                                    ----------
                                                                       462,698
                                                                    ----------

CAPITAL GOODS - 10.51%
   Avery Dennison                                        1,900          99,465
   Caterpillar                                           1,200         105,660
   Emerson Electric                                      1,700         106,539
   General Electric                                     12,200         441,640
   Goodrich                                              3,000         120,900
   Honeywell International                               3,100         110,856
   Pitney Bowes                                          2,300         102,856
                                                                    ----------
                                                                     1,087,916
                                                                    ----------

COMMUNICATION SERVICES - 4.56%
   Alltel                                                4,400         250,624
   BCE                                                   9,200         221,352
                                                                    ----------
                                                                       471,976
                                                                    ----------

CONSUMER CYCLICAL - 7.09%
   Aramark Class B                                       4,200         102,942
   Knight-Ridder                                         2,800         181,160
   New York Times Class A                                2,600          86,736
   NIKE Class B                                          2,400         184,344
   Wal-Mart Stores                                       3,800         179,132
                                                                    ----------
                                                                       734,314
                                                                    ----------

CONSUMER GROWTH - 18.79%
   Abbott Laboratories                                   2,300         113,068
   CIGNA                                                 2,000         183,960
   Clorox                                                1,900         120,270
   Gillette                                              1,000          51,640
   GlaxoSmithKline ADR                                   5,100         257,805
   Pfizer                                               10,400         282,568
   Procter & Gamble                                      2,900         157,035
  +Tenet Healthcare                                     16,600         198,702
   Viacom Class B                                        6,600         228,492
  +Westwood One                                          5,500         100,650
   Wyeth                                                 5,600         251,664
                                                                    ----------
                                                                     1,945,854
                                                                    ----------

CONSUMER STAPLES - 5.54%
   Anheuser-Busch                                        4,600         215,602
   General Mills                                         3,200         158,080
   PepsiCo                                               3,600         200,304
                                                                    ----------
                                                                       573,986
                                                                    ----------

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

ENERGY - 7.90%
   ChevronTexaco                                         3,700      $  192,400
   Exxon Mobil                                           4,408         251,388
   Kerr-McGee                                            1,700         131,920
   Marathon Oil                                          3,300         153,681
   Murphy Oil                                            1,000          89,090
                                                                    ----------
                                                                       818,479
                                                                    ----------

FINANCE-BANKS - 15.21%
   Bank of America                                       9,530         429,231
   Bank of New York                                      3,600         100,584
   Citigroup                                             8,800         413,248
   J.P. Morgan Chase                                     7,752         275,118
   Mellon Financial                                      3,800         105,222
   U.S. Bancorp                                          9,003         251,184
                                                                    ----------
                                                                     1,574,587
                                                                    ----------

FINANCE-OTHER - 14.10%
   American Express                                      4,100         216,070
   AON                                                   5,000         104,250
   MBNA                                                 12,800         252,800
   Merrill Lynch                                         4,700         253,471
   Morgan Stanley                                        5,200         273,624
   PMI Group                                             4,400         154,704
   Prudential Financial                                  3,600         205,740
                                                                    ----------
                                                                     1,460,659
                                                                    ----------

TECHNOLOGY - 8.49%
  +Cisco Systems                                        11,100         191,808
   Intel                                                 9,700         228,144
   Microsoft                                             8,300         209,990
   National Semiconductor                                8,000         152,640
  +Oracle                                                8,400          97,104
                                                                    ----------
                                                                       879,686
                                                                    ----------

UTILITIES - 3.27%
   Dominion Resources                                    1,700         128,180
   Exelon                                                1,700          84,150
   FPL Group                                             3,100         126,542
                                                                    ----------
                                                                       338,872
                                                                    ----------

------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $9,869,951)                                                   10,349,027
==============================================================================


                             2005 Semiannual Report o Delaware Pooled Trust 19

                                                     Principal         Market
                                                       Amount          Value
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.36%

With BNP Paribas 2.84% 5/2/05
   (dated 4/29/05, to be
   repurchased at $20,125,
   collateralized by $2,960 U.S.
   Treasury Bills due 8/11/05,
   market value $2,937, $2,930 U.S.
   Treasury Bills due 8/18/05,
   market value $2,907 and $14,820
   U.S. Treasury Bills due 8/25/05,
   market value $14,685)                               $20,120      $   20,120
With UBS Warburg 2.82% 5/2/05
   (dated 4/29/05, to be
   repurchased at $16,884,
   collateralized by $3,340 U.S.
   Treasury Notes 1.50% due
   3/31/06, market value $3,292,
   $2,960 U.S. Treasury Notes 2.25%
   due 4/30/06, market value
   $2,962, $9,000 U.S. Treasury
   Notes 2.75% due 6/30/06, market
   value $9,025 and $1,970 U.S.
   Treasury Notes 2.375% due
   8/15/06, market value $1,952)                        16,880          16,880
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $37,000)                                                          37,000
==============================================================================
------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.29%
(COST $9,906,951)                                                   10,386,027
==============================================================================
------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS - (0.29%)                                          (30,013)
==============================================================================
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   620,605 SHARES OUTSTANDING;
   EQUIVALENT TO $16.69
   PER SHARE - 100.00%                                             $10,356,014
==============================================================================
------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 2005:
------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 12,051,350
Undistributed net investment income                                     25,377
Accumulated net realized loss on investments                        (2,199,789)
Net unrealized appreciation of investments                             479,076
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $10,356,014
==============================================================================

+Non-income producing security for the period ended April 30, 2005.

ADR - American Depositary Receipts

See accompanying notes

DELAWARE POOLED TRUST --
THE SMALL-CAP VALUE EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

COMMON STOCK - 96.99%

BASIC INDUSTRIES - 11.00%
  +Alpha Natural Resources                               1,400      $   32,410
   Crane                                                 1,200          30,720
   MacDermid                                             1,500          45,525
  +Pactiv                                                1,600          34,304
  +PolyOne                                               3,700          28,564
   Smith (A.O.)                                            600          17,100
   Spartech                                              1,600          31,152
   Texas Industries                                        900          41,562
   Wausau-Mosinee Paper                                  1,500          19,905
                                                                    ----------
                                                                       281,242
                                                                    ----------

BUSINESS SERVICES - 3.21%
   Brink's                                               1,500          48,390
  +United Stationers                                       800          33,744
                                                                    ----------
                                                                        82,134
                                                                    ----------

CAPITAL SPENDING - 9.27%
   Gibraltar Industries                                  1,850          38,869
   Harsco                                                  800          42,920
   Kaydon                                                1,400          38,416
   Mueller Industries                                      800          20,720
   Wabtec                                                2,400          48,000
   Walter Industries                                     1,400          48,020
                                                                    ----------
                                                                       236,945
                                                                    ----------

CONSUMER CYCLICAL - 1.71%
   Furniture Brands International                        1,100          21,318
  +WCI Communities                                         800          22,424
                                                                    ----------
                                                                        43,742
                                                                    ----------

CONSUMER SERVICES - 13.59%
  +AnnTaylor Stores                                      1,750          42,858
   Belo Class A                                            700          16,401
  +Carter's                                                400          15,088
  +Department 56                                           900          11,736
  +Jo-Ann Stores                                           920          23,276
   Kellwood                                              1,300          33,202
   Kenneth Cole Productions
      Class A                                              900          26,982
   Pier 1 Imports                                        2,400          34,848
   Reebok International                                  1,000          40,610
  +Sports Authority                                      1,007          26,786
   Thor Industries                                       1,400          37,730
  +Zale                                                  1,400          37,842
                                                                    ----------
                                                                       347,359
                                                                    ----------

20   Delaware Pooled Trust o 2005 Semiannual Report

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

CONSUMER STAPLES - 1.60%
   American Greetings Class A                            1,800      $   40,770
                                                                    ----------
                                                                        40,770
                                                                    ----------

ENERGY - 4.86%
  +Newpark Resources                                     5,900          35,459
   Southwest Gas                                         1,400          34,258
  +Whiting Petroleum                                     1,800          54,486
                                                                    ----------
                                                                       124,203
                                                                    ----------

FINANCIAL SERVICES - 14.26%
   Boston Private Financial
      Holdings                                           1,800          40,212
   Compass Bancshares                                      600          25,812
   First Republic Bank                                   1,500          46,935
   Greater Bay Bancorp                                   1,900          47,805
   Harleysville Group                                    1,100          22,869
   MAF Bancorp                                           1,000          40,380
   Provident Bankshares                                  1,600          46,848
   Republic Bancorp                                      2,349          29,785
  +Sterling Financial                                    1,029          33,638
  +Triad Guaranty                                          600          30,186
                                                                    ----------
                                                                       364,470
                                                                    ----------

HEALTHCARE - 7.59%
  +Alderwoods Group                                      3,100          40,455
   Arrow International                                     800          26,512
  +Bio-Rad Laboratories Class A                            600          29,004
   Diagnostic Products                                     600          29,100
  +Pediatrix Medical Group                                 600          40,854
   Service International                                 4,000          28,160
                                                                    ----------
                                                                       194,085
                                                                    ----------

REAL ESTATE - 6.03%
   Ashford Hospitality Trust                             2,000          20,480
   Education Realty Trust                                1,600          25,600
   Highland Hospitality                                  2,500          26,225
   Prentiss Properties Trust                             1,100          36,542
   Reckson Associates Realty                             1,400          45,150
                                                                    ----------
                                                                       153,997
                                                                    ----------

TECHNOLOGY - 13.43%
  +Bell Microproducts                                    3,000          24,000
  +Checkpoint Systems                                    1,900          30,077
  +Entegris                                              3,300          28,413
  +Insight Enterprises                                   1,800          32,580
  +International Rectifier                                 900          38,286
  +Overland Storage                                      1,900          20,140
   QAD                                                   1,900          15,561
  +Storage Technology                                    1,500          41,699
   Symbol Technologies                                   2,300          30,751
  +Synnex                                                1,500          22,635
  +Tech Data                                               800          29,224
   Technitrol                                            2,300          29,854
                                                                    ----------
                                                                       343,220
                                                                    ----------

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

TRANSPORTATION - 6.19%
   Alexander & Baldwin                                   1,400      $   57,038
  +Continental Airlines Class B                          1,300          15,392
  +Kirby                                                 1,000          40,740
  +SCS Transportation                                      700          10,703
  +Yellow Roadway                                          700          34,300
                                                                    ----------
                                                                       158,173
                                                                    ----------

UTILITIES - 4.25%
   Black Hills                                             500          17,140
  +El Paso Electric                                      1,700          33,167
   FairPoint Communications                              1,800          26,424
   Otter Tail                                            1,300          31,902
                                                                    ----------
                                                                       108,633
                                                                    ----------

------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $2,180,233)                                                    2,478,973
==============================================================================

                                                     Principal
                                                       Amount
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 11.42%

With BNP Paribas 2.84% 5/2/05
   (dated 4/29/05, to be
   repurchased at $158,838,
   collateralized by $23,400 U.S.
   Treasury Bills due 8/11/05,
   market value $23,181, $23,100
   U.S. Treasury Bills due 8/18/05,
   market value $22,940 and
   $117,000 U.S. Treasury Bills due
   8/25/05, market value $115,889)                    $158,800         158,800
With UBS Warburg 2.82% 5/2/05
   (dated 4/29/05, to be
   repurchased at $133,231,
   collateralized by $26,400 U.S.
   Treasury Notes 1.50% due
   3/31/06, market value $25,978,
   $23,400 U.S. Treasury Notes
   2.25% due 4/30/06, market value
   $23,376, $71,000 U.S. Treasury
   Notes 2.75% due 6/30/06, market
   value $71,227 and $15,500 U.S.
   Treasury Notes 2.375% due
   8/15/06, market value $15,407)                      133,200         133,200
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $292,000)                                                        292,000
==============================================================================

                             2005 Semiannual Report o Delaware Pooled Trust 21

------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 108.41%
(COST $2,472,233)                                                   $2,770,973
==============================================================================
------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES
   AND OTHER ASSETS - (8.41%)~                                        (215,017)
==============================================================================
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   204,680 SHARES OUTSTANDING;
   EQUIVALENT TO $12.49
   PER SHARE - 100.00%                                              $2,555,956
==============================================================================
------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 2005:
------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization - no par)                               $1,502,712
Undistributed net investment income                                      1,295
Accumulated net realized gain on investments                           753,209
Net unrealized appreciation of investments                             298,740
------------------------------------------------------------------------------
   TOTAL NET ASSETS                                                 $2,555,956
==============================================================================

 +Non-income producing security for the period ended April 30, 2005.

 ~Of this amount, $1,700,000 represents liquidations payable as of April 30, 2005.

See accompanying notes

DELAWARE POOLED TRUST --
THE ALL-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

COMMON STOCK - 82.76%

BASIC INDUSTRY/CAPITAL GOODS - 3.59%
   duPont (E.I.) deNemours                               3,000      $  141,330
   Mine Safety Appliances                                2,800          99,960
                                                                    ----------
                                                                       241,290
                                                                    ----------

BUSINESS SERVICES - 10.38%
  +Accenture                                             4,400          95,480
   Certegy                                               3,600         131,148
  +Fisher Scientific International                       2,300         136,574
  +Huron Consulting Group                                3,900          82,056
   Manpower                                              2,300          88,665
  +United Rentals                                        8,900         163,671
                                                                    ----------
                                                                       697,594
                                                                    ----------

CONSUMER NON-DURABLES - 12.95%
  +Bed Bath & Beyond                                     2,700         100,467
   Dollar General                                        3,200          65,120
=+#EOS International 144A                               52,000             520
   Lowe's                                                1,500          78,165
   Nordstrom                                             3,200         162,656
   PepsiCo                                               2,000         111,280
   PETsMART                                              3,300          87,945
   Staples                                               9,300         177,351
  +Williams-Sonoma                                       2,600          87,074
                                                                    ----------
                                                                       870,578
                                                                    ----------

CONSUMER SERVICES - 9.03%
  +Educate                                               4,200          50,400
   Marriott International Class A                        3,000         188,250
   McDonald's                                            3,500         102,585
   Royal Caribbean Cruises                               3,600         151,272
   Starwood Hotels & Resorts
      Worldwide                                          2,100         114,114
                                                                    ----------
                                                                       606,621
                                                                    ----------

ENERGY - 0.66%
   Chesapeake Energy                                     2,300          44,252
                                                                    ----------
                                                                        44,252
                                                                    ----------

FINANCIAL - 8.33%
  +Affiliated Managers Group                             1,600         100,048
  +AmeriTrade Holding                                   11,700         122,616
   Lehman Brothers Holdings                                900          82,548
   Northern Trust                                        1,100          49,533
   Radian Group                                          2,500         111,075
   Westcorp                                              2,100          93,954
                                                                    ----------
                                                                       559,774
                                                                    ----------

22   Delaware Pooled Trust o 2005 Semiannual Report

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

HEALTHCARE - 14.66%
  +Conceptus                                             7,400      $   45,214
  +CV Therapeutics                                       7,000         138,740
  +Invitrogen                                            1,800         131,886
   Medicis Pharmaceutical
      Class A                                            2,500          70,250
   Medtronic                                             2,700         142,290
  +Nektar Therapeutics                                   7,800         111,228
  +Protein Design Labs                                  10,300         184,164
   Wyeth                                                 3,600         161,784
                                                                    ----------
                                                                       985,556
                                                                    ----------

TECHNOLOGY - 21.59%
  +Amdocs                                                3,000          80,130
   Analog Devices                                        3,800         129,618
  +ASML Holding                                          8,300         120,267
  +Broadcom Class A                                      3,800         113,658
  +Check Point Software
      Technology                                         3,300          69,135
  +Cisco Systems                                         7,200         124,416
  +#Convera 144A                                         6,000          29,280
  +Corning                                               7,000          96,250
  +EMC                                                  12,700         166,624
   Henry (Jack) & Associates                             1,200          20,628
  +Juniper Networks                                      5,900         133,281
  +Mercury Interactive                                   2,700         111,591
  +Micrel                                                3,400          31,960
  +Network Appliance                                     2,600          69,238
  +NII Holdings                                            700          35,049
  +TTM Technologies                                      5,400          48,654
  +VeriSign                                              2,700          71,442
                                                                    ----------
                                                                     1,451,221
                                                                    ----------

TRANSPORTATION - 1.57%
  +Marten Transport                                      5,550         105,450
                                                                    ----------
                                                                       105,450
                                                                    ----------

------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $4,988,041)                                                    5,562,336
==============================================================================

                                                     Principal         Market
                                                       Amount          Value
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 7.75%

With BNP Paribas 2.84% 5/2/05
   (dated 4/29/05, to be
   repurchased at $283,367,
   collateralized by $41,700 U.S.
   Treasury Bills due 8/11/05,
   market value $41,360, $41,300
   U.S. Treasury Bills due 8/18/05,
   market value $40,930 and
   $208,700 U.S. Treasury Bills due
   8/25/05, market value $206,774)                    $283,300        $283,300
With UBS Warburg 2.82% 5/2/05
   (dated 4/29/05, to be
   repurchased at $237,756,
   collateralized by $47,000 U.S.
   Treasury Notes 1.50% due
   3/31/06, market value $46,351,
   $41,700 U.S. Treasury Notes
   2.25% due 4/30/06, market value
   $41,708, $126,800 U.S. Treasury
   Notes 2.75% due 6/30/06, market
   value $127,087 and $27,700 U.S.
   Treasury Notes 2.375% due
   8/15/06, market value $27,490)                      237,700         237,700

------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $521,000)                                                        521,000
==============================================================================
------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 90.51%
(COST $5,509,041)                                                    6,083,336
==============================================================================
------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 9.49%~                                         638,166
==============================================================================
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 1,356,858
   SHARES OUTSTANDING; EQUIVALENT
   TO $4.95 PER SHARE - 100.00%                                     $6,721,502
==============================================================================
------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 2005:
------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 12,999,545
Accumulated net realized loss on investments                        (6,852,338)
Net unrealized appreciation of investments                             574,295
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $6,721,502
==============================================================================

+Non-income producing security for the period ended April 30, 2005.

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements."

=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements. "At April 30, 2005 one security was fair valued which represented 0.01% of the Portfolio's net assets.

~Of this amount, $638,609 represents receivables for securities sold as of April 30, 2005.

See accompanying notes

                             2005 Semiannual Report o Delaware Pooled Trust   23

DELAWARE POOLED TRUST -- THE MID-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

COMMON STOCK - 90.41%

BASIC INDUSTRY/CAPITAL GOODS - 4.57%
   Graco                                                 5,900      $  199,243
  +Mettler-Toledo International                          7,100         325,535
  +Zebra Technologies Class A                            5,700         272,232
                                                                    ----------
                                                                       797,010
                                                                    ----------

BUSINESS SERVICES - 12.56%
   Certegy                                               9,600         349,728
  +Dun & Bradstreet                                      3,200         199,808
   Expeditors International
      Washington                                         7,100         348,681
  +Fisher Scientific International                       6,200         368,156
   Manpower                                              6,500         250,575
   National Financial Partners                           8,300         317,392
   Robert Half International                            14,300         354,926
                                                                    ----------
                                                                     2,189,266
                                                                    ----------

CONSUMER NON-DURABLES - 13.26%
  +Dollar General                                       12,500         254,375
   Michaels Stores                                       8,300         275,560
   Nordstrom                                            10,700         543,881
   Staples                                              21,000         400,470
  +Starbucks                                             5,200         257,504
  +Urban Outfitters                                      7,800         345,540
  +Williams-Sonoma                                       7,000         234,430
                                                                    ----------
                                                                     2,311,760
                                                                    ----------

CONSUMER SERVICES - 9.70%
   Cheesecake Factory                                    5,400         165,726
   Marriott International Class A                        8,200         514,550
   Royal Caribbean Cruises                              11,400         479,028
   Starwood Hotels & Resorts
      Worldwide                                          8,400         456,456
  +XM Satellite Radio Holdings
      Class A                                            2,700          74,898
                                                                    ----------
                                                                     1,690,658
                                                                    ----------

ENERGY - 1.83%
   Rowan                                                12,000         318,360
                                                                    ----------
                                                                       318,360
                                                                    ----------

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

FINANCIAL - 9.80%
  +Affiliated Managers Group                             4,300      $  268,879
   Lehman Brothers Holdings                              3,700         339,364
   PartnerRe                                             6,500         378,820
   Sovereign Bancorp                                    23,700         487,509
   UnumProvident                                        14,000         234,080
                                                                    ----------
                                                                     1,708,652
                                                                    ----------

HEALTHCARE - 18.07%
  +Amylin Pharmaceuticals                               18,200         309,400
  +Barr Pharmaceuticals                                  6,350         329,311
  +Caremark Rx                                           7,600         304,380
  +Cytyc                                                 8,900         189,659
  +Genzyme                                               3,400         199,274
  +Gilead Sciences                                       8,800         326,480
  +Invitrogen                                            5,600         410,312
  +Medco Health Solutions                                6,300         321,111
   Medicis Pharmaceutical Class A                        6,500         182,650
  +MGI Pharma                                           10,000         220,500
  +Neurocrine Biosciences                                4,700         164,312
  +Sepracor                                              3,200         191,744
                                                                    ----------
                                                                     3,149,133
                                                                    ----------

TECHNOLOGY - 20.62%
  +Amdocs                                                9,300         248,403
  +ASML Holding                                         12,000         173,880
  +Broadcom Class A                                      9,800         293,118
  +Cadence Design Systems                               13,300         186,200
  +Check Point Software
      Technology                                        15,000         314,250
  +Citrix Systems                                       15,000         337,500
  +Juniper Networks                                     17,100         386,289
  +Lam Research                                          7,900         202,635
   Linear Technology                                    13,000         464,620
  +Marvell Technology Group                              4,400         147,312
  +Mercury Interactive                                   7,300         301,709
  +Network Appliance                                     6,900         183,747
  +NII Holdings                                          1,900          95,133
  +PMC-Sierra                                            8,900          71,734
  +VeriSign                                              7,100         187,866
                                                                    ----------
                                                                     3,594,396
                                                                    ----------

------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $14,237,918)                                                  15,759,235
==============================================================================

24   Delaware Pooled Trust o 2005 Semiannual Report

                                                     Principal         Market
                                                       Amount          Value
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 10.37%

With BNP Paribas 2.84% 5/2/05
   (dated 4/29/05, to be
   repurchased at $982,933,
   collateralized by $144,600 U.S.
   Treasury Bills due 8/11/05,
   market value $143,450, $143,200
   U.S. Treasury Bills due 8/18/05,
   market value $141,958 and
   $723,900 U.S. Treasury Bills due
   8/25/05, market value $717,161)                    $982,700        $982,700
With UBS Warburg 2.82% 5/2/05
   (dated 4/29/05, to be
   repurchased at $824,494,
   collateralized by $163,100 U.S.
   Treasury Notes 1.50% due
   3/31/06, market value $160,760,
   $144,600 U.S. Treasury Notes
   2.25% due 4/30/06, market value
   $144,659, $439,700 U.S. Treasury
   Notes 2.75% due 6/30/06, market
   value $440,779 and $96,200 U.S.
   Treasury Notes 2.375% due
   8/15/06, market value $95,344)                      824,300         824,300
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $1,807,000)                                                    1,807,000
==============================================================================
------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.78%
(COST $16,044,918)                                                  17,566,235
==============================================================================
------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (0.78%)                                             (135,423)
==============================================================================
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 5,130,820
   SHARES OUTSTANDING; EQUIVALENT
   TO $3.40 PER SHARE - 100.00%                                    $17,430,812
==============================================================================
------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization - no par)                              $15,469,765
Accumulated net realized gain on investments                           439,730
Net unrealized appreciation of investments                           1,521,317
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $17,430,812
==============================================================================

+Non-income producing security for the period ended April 30, 2005.

See accompanying notes

DELAWARE POOLED TRUST --
THE SMALL-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)


                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

COMMON STOCK - 98.33%

BASIC INDUSTRY/CAPITAL GOODS - 5.13%
   AMCOL International                                  36,200     $   691,782
  +Mettler-Toledo International                         26,700       1,224,195
   MSC Industrial Direct Class A                        50,181       1,348,363
  +Paxar                                                47,200         845,824
                                                                   -----------
                                                                     4,110,164
                                                                   -----------

BUSINESS SERVICES - 9.90%
  +Advisory Board                                       34,500       1,404,150
  +Bright Horizons Family
      Solutions                                         46,706       1,582,866
  +Fisher Scientific International                      29,100       1,727,958
  +Monster Worldwide                                    76,600       1,762,566
  +Resources Connection                                 54,900       1,049,139
  +United Rentals                                       22,300         410,097
                                                                   -----------
                                                                     7,936,776
                                                                   -----------

CONSUMER DURABLES - 1.03%
   Gentex                                               25,500         827,730
                                                                   -----------
                                                                       827,730
                                                                   -----------

CONSUMER NON-DURABLES - 12.23%
  +Aeropostale                                          25,000         698,250
  +Carter's                                             36,200       1,365,464
  +Coach                                               118,984       3,188,771
  +Conn's                                               12,400         211,172
  +Cost Plus                                            26,746         620,240
  +Dick's Sporting Goods                                19,100         587,516
  +Peet's Coffee & Tea                                  19,800         500,940
   PETsMART                                             69,100       1,841,515
  +Too                                                  34,200         786,942
                                                                   -----------
                                                                     9,800,810
                                                                   -----------

CONSUMER SERVICES - 16.57%
   Cash America International                            4,900          72,765
  +CEC Entertainment                                    23,700         857,940
  +Cheesecake Factory                                   49,723       1,525,999
   Four Seasons Hotels                                  22,300       1,415,381
  +Getty Images                                         35,671       2,552,259
   Gray Television Class B                              18,500         243,275
  +Kerzner International                                17,600         969,584
  +LIN TV Class A                                       43,200         673,488
  +Sonic                                                52,875       1,694,115
  +West                                                 52,563       1,702,516
  +Wynn Resorts                                         29,700       1,572,318
                                                                   -----------
                                                                    13,279,640
                                                                   -----------

                           2005 Semiannual Report o Delaware Pooled Trust   25

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

ENERGY - 0.31%
   Carbo Ceramics                                        3,800     $   252,244
                                                                    ----------
                                                                       252,244
                                                                    ----------

FINANCIAL - 10.91%
   City National                                        17,300       1,219,650
   Delphi Financial Group Class A                        9,850         408,972
   Downey Financial                                     29,200       1,890,116
   First Niagara Financial Group                        13,364         167,585
   IPC Holdings                                         19,700         741,311
   PartnerRe                                            29,500       1,719,260
   Sovereign Bancorp                                    42,200         868,054
   Webster Financial                                    24,100       1,095,345
   Westcorp                                             14,200         635,308
                                                                    ----------
                                                                     8,745,601
                                                                    ----------

HEALTHCARE - 20.58%
  +Align Technology                                     82,100         691,282
  +Amylin Pharmaceuticals                               83,900       1,426,300
 +#Conceptus 144A                                       56,500         345,215
  +Cytyc                                                23,100         492,261
  +Digene                                               49,300         939,165
  +Encysive Pharmaceuticals                            116,900       1,140,944
  +Exelixis                                             54,100         370,585
   Medicis Pharmaceutical
      Class A                                           29,100         817,710
   Mentor                                               14,600         535,820
  +MGI Pharma                                           44,800         987,840
  +Nektar Therapeutics                                  93,068       1,327,150
  +Neurocrine Biosciences                               19,900         695,704
  +Par Pharmaceuticals                                  24,800         744,744
  +Protein Design Labs                                 125,200       2,238,577
  +Telik                                                68,100       1,103,220
  +United Therapeutics                                  35,500       1,703,645
  +Vicuron Pharmaceuticals                              57,500         940,125
                                                                    ----------
                                                                    16,500,287
                                                                    ----------

TECHNOLOGY - 17.58%
  +Akamai Technologies                                  77,000         909,370
  +American Reprographics                               28,000         393,400
  +Cymer                                                47,000       1,165,130
  +Fairchild Semiconductor
      Class A                                           51,600         694,020
  +Foundry Networks                                    109,600         920,640
   Henry (Jack) & Associates                            92,730       1,594,029
  +Integrated Circuit Systems                           52,300         955,521
  +Micrel                                               74,371         699,087
  +NAVTEQ                                               26,700         972,414
  +Opsware                                             167,500         800,650
  +PalmOne                                              15,800         338,594
  +Polycom                                              37,500         572,250
  +Power Integrations                                   42,000         913,500
  +salesforce.com                                       42,500         615,400
  +Silicon Image                                        63,300         637,431

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

  +Skyworks Solutions                                   66,300     $   347,412
  +Tekelec                                              67,005         911,938
  +Vishay Intertechnology                               60,900         651,021
                                                                   -----------
                                                                    14,091,807
                                                                   -----------

TRANSPORTATION - 4.09%
   Hunt (J.B.) Transportation                           38,800       1,516,692
   UTi Worldwide                                        27,500       1,763,850
                                                                   -----------
                                                                     3,280,542
                                                                   -----------

------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $64,148,727)                                                  78,825,601
==============================================================================

                                                     Principal
                                                       Amount
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.24%

With BNP Paribas 2.84% 5/2/05
   (dated 4/29/05, to be
   repurchased at $975,231,
   collateralized by $144,000 U.S.
   Treasury Bills due 8/11/05,
   market value $142,338, $142,000
   U.S. Treasury Bills due 8/18/05,
   market value $140,858 and
   $718,000 U.S. Treasury Bills due
   8/25/05, market value $711,605)                    $975,000         975,000
With UBS Warburg 2.82% 5/2/05
   (dated 4/29/05, to be
   repurchased at $818,192,
   collateralized by $162,000 U.S.
   Treasury Notes 1.50% due
   3/31/06, market value $159,514,
   $144,000 U.S. Treasury Notes
   2.25% due 4/30/06, market value
   $143,538, $436,000 U.S. Treasury
   Notes 2.75% due 6/30/06, market
   value $437,364 and $95,000 U.S.
   Treasury Notes 2.375% due
   8/15/06, market value $94,605)                      818,000         818,000
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $1,793,000)                                                    1,793,000
==============================================================================

26   Delaware Pooled Trust o 2005 Semiannual Report

------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.57%
(COST $65,941,727)                                                 $80,618,601
==============================================================================
------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (0.57%)                                             (453,614)
==============================================================================
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 5,986,478
   SHARES OUTSTANDING; EQUIVALENT
   TO $13.39 PER SHARE - 100.00%                                   $80,164,987
==============================================================================
------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 2005:
------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization - no par)                              $78,873,727
Accumulated net realized loss
   on investments                                                  (13,385,614)
Net unrealized appreciation of investments                          14,676,874
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $80,164,987
==============================================================================

+Non-income producing security for the period ended April 30, 2005.

#Security exempt from registration under rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements."

See accompanying notes

DELAWARE POOLED TRUST - THE SMALL-CAP
GROWTH II EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

COMMON STOCK - 97.24%

BASIC INDUSTRY/CAPITAL GOODS - 3.67%
   Engineered Support Systems                              750     $    26,490
   Lincoln Electric Holdings                               900          27,495
  +NCI Building Systems                                    500          16,210
                                                                   -----------
                                                                        70,195
                                                                   -----------

BUSINESS SERVICES - 11.12%
  +Advisory Board                                        1,000          40,700
  +aQuantive                                             3,200          35,520
  +Charles River Associates                                500          26,200
  +Collectors Universe                                   1,400          25,452
  +iVillage                                              3,800          24,890
  +Navigant Consulting                                   1,500          35,205
  +Resources Connection                                  1,300          24,843
                                                                   -----------
                                                                       212,810
                                                                   -----------

CONSUMER NON-DURABLES - 16.26%
  +America's Car-Mart                                      750          15,855
  +Build-A-Bear Workshop                                 1,100          29,491
  +Carter's                                                500          18,860
  +Coach                                                 2,400          64,320
  +Guitar Center                                           700          34,545
  +Hibbett Sporting Goods                                1,600          43,152
  +Provide Commerce                                        100           1,765
  +Tractor Supply                                          300          12,066
  +Urban Outfitters                                      1,300          57,590
  +Warnaco Group Class A                                 1,500          33,690
                                                                   -----------
                                                                       311,334
                                                                   -----------

CONSUMER SERVICES - 14.71%
 +#BJ'S Restaurants 144A                                 6,100         107,665
  +Cheesecake Factory                                      900          27,621
  +First Cash Financial Services                         1,000          19,540
   Four Seasons Hotels                                     400          25,388
  +LIN TV Class A                                        1,500          23,385
  +RARE Hospitality International                        1,000          27,820
  +Sonic                                                 1,150          36,846
  +TRM                                                     800          13,376
                                                                   -----------
                                                                       281,641
                                                                   -----------

FINANCIAL - 11.27%
   Brookline Bancorp                                     1,400          21,000
   Delphi Financial Group Class A                        1,000          41,520
   Downey Financial                                        700          45,311
   Hub International                                       600          11,430
   RAIT Investment Trust                                   300           8,139



                           2005 Semiannual Report o Delaware Pooled Trust   27

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

  +Signature Bank                                        1,200     $    29,556
   West Corp                                             1,200          53,688
  +World Acceptance                                        200           5,090
                                                                   -----------
                                                                       215,734
                                                                   -----------

HEALTHCARE - 19.24%
  +Align Technology                                      2,500          21,050
  +Animas                                                1,400          26,243
  +Conceptus                                             2,200          13,442
  +Conor Medsystems                                        800          10,792
  +CV Therapeutics                                       2,100          41,622
  +Digene                                                  900          17,145
  +Dyax                                                  2,200           8,756
  +Encysive Pharmaceuticals                                700           6,832
  +Immucor                                               1,000          29,840
  +Isolagen                                              2,900          14,065
   Medicis Pharmaceutical Class A                          700          19,670
  +MGI Pharma                                            1,100          24,255
  +Nektar Therapeutics                                   2,200          31,372
  +POZEN                                                 2,300          16,123
  +Protein Design Labs                                   1,500          26,820
  +Rigel Pharmaceuticals                                 1,000          17,150
  +United Therapeutics                                     900          43,191
                                                                   -----------
                                                                       368,368
                                                                   -----------

TECHNOLOGY - 17.54%
  +Agile Software                                        2,200          14,454
  +Akamai Technologies                                   2,300          27,163
  +Cymer                                                 1,000          24,790
  +InPhonic                                                800          12,336
  +Interwoven                                            2,100          16,212
  +Jupitermedia                                          2,000          25,420
  +Manhattan Associates                                    800          15,104
  +Marchex                                               1,800          30,384
  +MatrixOne                                             4,000          17,080
  +Mattson Technology                                    2,400          15,240
  +Merix                                                 1,900          14,934
  +NMS Communications                                    2,800           8,904
  +O2Micro International                                 3,000          30,930
  +Power Integrations                                    1,200          26,100
  +Skyworks Solutions                                    1,600           8,384
  +SupportSoft                                           2,900          13,775
  +Tessera Technologies                                  1,300          34,528
                                                                   -----------
                                                                       335,738
                                                                   -----------

TRANSPORTATION - 3.43%
   Knight Transportation                                 1,350          28,526
  +Old Dominion Freight Line                               700          19,670
  +Universal Truckload Services                          1,100          17,534
                                                                   -----------
                                                                        65,730
                                                                   -----------

------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $1,879,234)                                                    1,861,550
==============================================================================

                                                     Principal         Market
                                                       Amount          Value
------------------------------------------------------------------------------

FEDERAL AGENCY (DISCOUNT NOTE) - 2.09%

  ^Fannie Mae 2.703% 5/2/05                         $   40,000     $    39,997

------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY (DISCOUNT NOTE)
   (COST $39,997)                                                       39,997
==============================================================================
------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.33%
   (COST $1,919,231)                                                 1,901,547
==============================================================================
------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 0.67%                                           12,765
==============================================================================
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 235,295
   SHARES OUTSTANDING;
   EQUIVALENT TO $8.14
   PER SHARE - 100.00%                                              $1,914,312
==============================================================================
------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 2005:
------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization - no par)                              $ 1,985,059
Accumulated net realized loss on investments                           (53,063)
Net unrealized depreciation of investments                             (17,684)
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 1,914,312
==============================================================================

^Zero coupon security. The rate shown is the yield at the time of purchase.

+Non-income producing security for the period ended April 30, 2005.

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements."

See accompanying notes

28   Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST -- THE SMID-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

COMMON STOCK - 95.79%

BASIC INDUSTRY/CAPITAL GOODS - 5.23%
   Engineered Support Systems                              750     $    26,490
   MSC Industrial Direct Class A                           900          24,183
  +Paxar                                                 1,300          23,296
  +Trex                                                    600          24,108
                                                                   -----------
                                                                        98,077
                                                                   -----------

BUSINESS SERVICES - 7.26%
  +Advisory Board                                          300          12,210
  +Bright Horizons Family Solutions                      1,000          33,890
  +Fisher Scientific International                         500          29,690
  +Lamar Advertising                                       900          33,642
  +Resources Connection                                  1,400          26,754
                                                                   -----------
                                                                       136,186
                                                                   -----------

CONSUMER DURABLES - 1.82%
   Gentex                                                  600          19,476
  +TurboChef Technologies                                1,400          14,574
                                                                   -----------
                                                                        34,050
                                                                   -----------

CONSUMER NON-DURABLES - 14.61%
   American Eagle Outfitters                             1,800          47,196
  +Coach                                                 2,400          64,320
  +Cost Plus                                               600          13,914
  +Design Within Reach                                   1,500          22,920
  +Orange 21                                             1,600          10,208
   PETsMART                                              1,600          42,640
  +Urban Outfitters                                        400          17,720
  +Warnaco Group Class A                                 1,400          31,444
  +Williams-Sonoma                                         700          23,443
                                                                   -----------
                                                                       273,805
                                                                   -----------

CONSUMER SERVICES - 14.82%
  +Cheesecake Factory                                    1,050          32,225
   Four Seasons Hotels                                     600          38,082
  +Getty Images                                            600          42,930
   Host Marriott                                         1,400          23,548
  +P.F. Chang's China Bistro                               500          27,760
   Royal Caribbean Cruises                                 700          29,414
  +Sonic                                                 1,200          38,448
  +Wynn Resorts                                            700          37,058
  +XM Satellite Radio Class A                              300           8,322
                                                                   -----------
                                                                       277,787
                                                                   -----------

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

ENERGY - 1.84%
   Rowan                                                 1,300     $    34,489
                                                                   -----------
                                                                        34,489
                                                                   -----------

FINANCIAL - 9.91%
  +Affiliated Managers Group                               400          25,012
   City National                                           400          28,200
   Downey Financial                                        400          25,892
   Investors Financial Services                            400          16,780
   PartnerRe                                               800          46,624
   Sovereign Bancorp                                     2,100          43,197
                                                                   -----------
                                                                       185,705
                                                                   -----------

HEALTHCARE - 20.51%
  +Amylin Pharmaceuticals                                1,600          27,200
  +Animas                                                1,300          24,369
  +Barr Pharmaceuticals                                    700          36,302
  +CV Therapeutics                                       2,000          39,639
  +Encysive Pharmaceuticals                                665           6,490
  +Express Scripts Class A                                 300          26,892
  +First Horizon Pharmaceutical                          1,800          32,598
  +Immucor                                               1,100          32,824
  +Invitrogen                                              500          36,635
   Medicis Pharmaceutical Class A                          700          19,670
  +MGI Pharma                                              900          19,845
  +POZEN                                                 1,700          11,917
  +Protein Design Labs                                   1,600          28,608
  +Rigel Pharmaceuticals                                 1,000          17,150
  +Telik                                                 1,500          24,300
                                                                   -----------
                                                                       384,439
                                                                   -----------

TECHNOLOGY - 18.42%
  +Akamai Technologies                                   2,200          25,982
  +Cadence Design Systems                                1,400          19,600
  +C-COR                                                 3,800          25,118
  +Check Point Software
   Technology                                            1,100          23,045
  +Citrix Systems                                        1,600          36,000
  +Cymer                                                   900          22,311
  +Faro Technologies                                       900          24,165
   Henry (Jack) & Associates                             1,500          25,785
  +Informatica                                           2,000          15,460
  +Lam Research                                            800          20,520
  +Mercury Interactive                                     600          24,798
  +Micrel                                                1,700          15,980
  +O2Micro International                                 2,200          22,682
  +PMC-Sierra                                            1,000           8,060
  +SafeNet                                                 700          19,565

                           2005 Semiannual Report o Delaware Pooled Trust   29

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

  +TTM Technologies                                      1,800     $    16,218
                                                                   -----------
                                                                       345,289
                                                                   -----------

TRANSPORTATION - 1.37%
   UTi Worldwide                                           400          25,656
                                                                   -----------

                                                                        25,656
                                                                   -----------
------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $1,898,896)                                                    1,795,483
==============================================================================
------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 95.79%
(COST $1,898,896)                                                    1,795,483
==============================================================================
------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 4.21%                                           78,856
==============================================================================
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 235,295
   SHARES OUTSTANDING;
   EQUIVALENT TO $7.97
   PER SHARE - 100.00%                                             $ 1,874,339
==============================================================================
------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
   AT APRIL 30, 2005:
------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization - no par)                              $ 1,994,708
Accumulated net realized loss on investments                           (16,956)
Net unrealized depreciation of investments                            (103,413)
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 1,874,339
==============================================================================

+Non-income producing security for the period ending April 30, 2005.

See accompanying notes

DELAWARE POOLED TRUST --
THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

COMMON STOCK - 94.06%

DIVERSIFIED REITS - 6.01%
   Vornado Realty Trust                                 47,200     $ 3,608,440
                                                                   -----------
                                                                     3,608,440
                                                                   -----------

HEALTHCARE REITS - 1.64%
 +#Medical Properties of
      America 144A                                      33,900         347,475
   Nationwide Health Properties                         29,600         634,328
                                                                   -----------
                                                                       981,803
                                                                   -----------

HOTEL REITS - 4.24%
   Eagle Hospitality Properties
      Trust                                             31,600         291,668
  +Great Wolf Resorts                                   22,800         483,930
   Host Marriott                                        35,900         603,838
   LaSalle Hotel Properties                             38,300       1,163,554
                                                                   -----------
                                                                     2,542,990
                                                                   -----------

INDUSTRIAL REITS - 7.39%
   AMB Property                                         35,780       1,395,062
   First Potomac Realty Trust                           16,700         374,247
   ProLogis                                             67,300       2,664,407
                                                                   -----------
                                                                     4,433,716
                                                                   -----------

LEISURE, LODGING & Entertainment REITs - 2.81%
   Starwood Hotels & Resorts
   Worldwide                                            31,100       1,689,974
                                                                   -----------
                                                                     1,689,974
                                                                   -----------

LODGING/RESORT REITS - 1.11%
   Hersha Hospitality Trust                             64,100         666,640
                                                                   -----------
                                                                       666,640
                                                                   -----------

MALL REITS - 16.75%
   CBL & Associates Properties                          22,800       1,764,036
   General Growth Properties                            69,600       2,722,056
   Mills                                                24,800       1,417,072
   Pennsylvania Real Estate
      Investment Trust                                  14,700         619,605
   Simon Property Group                                 53,470       3,532,763
                                                                   -----------
                                                                    10,055,532
                                                                   -----------

MANUFACTURED HOUSING REITS - 1.02%
   Sun Communities                                      17,540         611,269
                                                                   -----------
                                                                       611,269
                                                                   -----------

30   Delaware Pooled Trust o 2005 Semiannual Report

                                                       Number          Market
                                                     of Shares         Value
------------------------------------------------------------------------------

MORTGAGE REITS - 4.30%
   Fieldstone Investment                                34,700     $   443,119
 +#KKR Financial 144A                                   69,200         709,300
 +#Peoples Choice 144A                                  87,000         870,000
   Saxon Capital                                        32,400         556,308
                                                                   -----------
                                                                     2,578,727
                                                                   -----------

MULTIFAMILY REITS - 12.24%
   Camden Property Trust                                21,200       1,081,200
   Education Realty Trust                               53,900         862,400
   Equity Residential                                   54,900       1,885,815
   Home Properties                                      35,400       1,481,490
   United Dominion Realty Trust                         92,000       2,037,800
                                                                   -----------
                                                                     7,348,705
                                                                   -----------

OFFICE REITS - 23.80%
   Alexandria Real Estate Equities                      24,300       1,672,326
   American Financial Realty Trust                      73,600       1,128,288
   Brandywine Realty Trust                              41,900       1,185,770
   CarrAmerica Realty                                   62,390       2,061,366
   Equity Office Properties Trust                      105,511       3,320,430
   Prentiss Properties Trust                            51,175       1,700,034
   Reckson Associates Realty                            53,930       1,739,243
   SL Green Realty                                      24,280       1,481,080
                                                                   -----------
                                                                    14,288,537
                                                                   -----------

OFFICE/INDUSTRIAL REITS - 2.68%
   Duke Realty                                          52,540       1,607,724
                                                                   -----------
                                                                     1,607,724
                                                                   -----------

RETAIL STRIP CENTER REITS - 10.07%
   Developers Diversified Realty                        32,000       1,358,080
   Federal Realty Investment
       Trust                                            29,900       1,599,650
   Kite Realty Group Trust                              62,300         872,200
   Ramco-Gershenson Properties                          36,300       1,005,147
   Regency Centers                                      23,000       1,210,950
                                                                   -----------
                                                                     6,046,027
                                                                   -----------

------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $45,149,229)                                                  56,460,084
==============================================================================

                                                     Principal         Market
                                                       Amount          Value
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 5.44%

With BNP Paribas 2.84% 5/2/05
   (dated 4/29/05, to be
   repurchased at $1,776,420,
   collateralized by $261,000 U.S.
   Treasury Bills due 8/11/05,
   market value $259,274, $259,000
   U.S. Treasury Bills due 8/18/05,
   market value $256,577 and
   $1,308,000 U.S. Treasury Bills
   due 8/25/05, market value
   $1,296,208)                                      $1,776,000      $1,776,000
With UBS Warburg 2.82% 5/2/05
   (dated 4/29/05, to be
   repurchased at $1,490,350,
   collateralized by $295,000 U.S.
   Treasury Notes 1.50% due
   3/31/06, market value $290,559,
   $261,000 U.S. Treasury Notes
   2.25% due 4/30/06, market value
   $261,458, $795,000 U.S. Treasury
   Notes 2.75% due 6/30/06, market
   value $796,671 and $174,000 U.S.
   Treasury Notes 2.375% due
   8/15/06, market value $172,326)                   1,490,000       1,490,000
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $3,266,000)                                                    3,266,000
==============================================================================
------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.50%
(COST $48,415,229)                                                  59,726,084
==============================================================================
------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 0.50%                                          298,566
==============================================================================
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 2,377,564
   SHARES OUTSTANDING;
   EQUIVALENT TO $25.25
   PER SHARE - 100.00%                                             $60,024,650
==============================================================================
------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization - no par)                              $47,059,551
Undistributed net investment income                                    957,870
Accumulated net realized gain on investments                           696,374
Net unrealized appreciation of investments                          11,310,855
------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $60,024,650
==============================================================================

+Non-income producing security for the period ended April 30, 2005.

#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements."

REIT - Real Estate Investment Trust

See accompanying notes

                             2005 Semiannual Report o Delaware Pooled Trust   31

DELAWARE POOLED TRUST -- THE INTERMEDIATE FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES - 2.66%

  Fannie Mae Grantor Trust
    Series 2004-T4 A2
    3.93% 2/25/20                                          $45,000      $44,830
    Series 2004-T4 A3
    4.42% 8/25/24                                           50,000       49,968
 oFannie Mae Whole Loan
    Series 2002-W11 AV1
    3.19% 11/25/32                                          41,228       41,243
 oSLMA Student Loan Trust
    Series 2004-1 A1
    3.20% 1/26/15                                          115,848      115,938
    Series 2004-5 A2
    3.19% 4/25/14                                           10,000       10,008
    Series 2004-8 A3
    3.25% 7/27/15                                          215,000      215,445
--------------------------------------------------------------------------------
TOTAL AGENCY ASSET-BACKED
  SECURITIES (COST $477,559)                                            477,432
================================================================================

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.07%

  Fannie Mae Series 2005-1 KZ
    5.00% 2/25/35                                           35,439       32,433
  Fannie Mae Grantor Trust
    Series 2001-T8 A2
    9.50% 7/25/41                                           29,604       32,602
    Series 2003-T1 A
    3.807% 11/25/12                                         90,532       89,857
  Fannie Mae Whole Loan
    Series 2003-W14 1A5
    4.71% 9/25/43                                          112,608      112,804
    Series 2004-W3 A2
    3.75% 5/25/34                                           80,000       79,495
    Series 2004-W9 2A1
    6.50% 2/25/44                                           55,848       57,839
  Freddie Mac
    Series 1490 CA
    6.50% 4/15/08                                           63,990       65,138
    Series 2326 ZQ
    6.50% 6/15/31                                          102,567      109,028
    Series 2480 EH
    6.00% 11/15/31                                           9,987       10,089
    Series 2552 KB
    4.25% 6/15/27                                            83,073      82,934
    Series 2727 PM
    4.50% 1/15/34                                            30,000      27,885

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------
  Freddie Mac
    Series 2889 OE
    5.00% 1/15/30                                         $  60,000   $  60,186
    Series 2890 PC
    5.00% 7/15/30                                            65,000      65,241
    Series 2902 LC
    5.50% 12/15/17                                           45,000      46,001
  Freddie Mac Stated Final
    Series 5 GC
    2.95% 12/15/09                                          115,000     111,110
 oFreddie Mac Interest Only Strip
    Series 19 F 2.882% 6/1/28                                28,881      28,770
  Freddie Mac Structured
    Pass Through Securities
    Series T-56 A2A
    2.842% 7/25/36                                           11,269      11,182
    Series T-58 1A2
    3.108% 5/25/35                                           47,399      47,122
    Series T-58 2A
    6.50% 9/25/43                                            52,813      54,830
  GNMA
    Series 2002-61 BA
    4.648% 3/16/26                                           95,000      95,644
    Series 2002-62 B
    4.763% 1/16/25                                          135,000     136,182
    Series 2004-84 A
    3.624% 5/16/17                                           82,693      81,271
 oVendee Mortgage Trust
    USDVA Series 2000-1 1A
    6.814% 1/15/30                                           12,005      12,392
--------------------------------------------------------------------------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,460,354)                                                     1,450,035
================================================================================
AGENCY MORTGAGE-BACKED SECURITIES - 7.51%

  Fannie Mae
    5.50% 5/15/09                                            25,225      25,809
    5.73% 12/1/08                                            36,600      38,224
    6.50% 8/1/17                                             31,908      33,264
    6.765% 1/1/07                                            63,035      64,946
    8.50% 9/20/10                                            15,793      16,716
    9.00% 4/1/09                                              9,786      10,208
 oFannie Mae ARM
    3.731% 8/1/34                                            89,659      89,414
    3.843% 12/1/33                                          115,356     118,099
  Fannie Mae FHAVA
    9.00% 6/1/09                                             26,669      28,719
    11.00% 12/1/15                                            2,714       3,022


32   Delaware Pooled Trust o 2005 Semiannual Report

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------
  Fannie Mae Relocation 30 yr
    5.00% 11/1/33                                           $26,985     $27,052
    5.00% 1/1/34                                             16,286      16,326
    5.00% 1/1/34                                              9,394       9,397
  Fannie Mae S.F. 15 yr
    4.00% 5/1/19                                             18,568      18,022
    6.50% 4/1/12                                             15,822      16,519
    8.00% 10/1/14                                            22,301      23,528
    8.50% 2/1/10                                             22,288      23,618
  Fannie Mae S.F. 30 yr
    5.00% 3/1/34                                             60,156      59,761
    5.00% 3/1/34                                             91,616      91,015
    5.00% 5/1/34                                             32,663      32,377
    5.00% 3/1/35                                             39,906      39,557
    6.00% 10/1/33                                             9,374       9,638
    7.50% 12/1/10                                             9,963      10,290
    8.50% 5/1/11                                              7,807       8,308
    8.50% 8/1/12                                              6,937       7,252
    9.50% 4/1/18                                              3,135       3,479
  Fannie Mae S.F. 30 yr TBA
    5.00% 5/1/35                                             65,000      64,370
    6.50% 5/1/34                                             10,000      10,400
 oFreddie Mac ARM
    3.73% 4/1/34                                             45,553      46,250
    3.752% 4/1/33                                            37,933      39,256
  Freddie Mac Balloon 5 yr
    4.00% 6/1/08                                             16,294      16,259
  Freddie Mac Relocation 15 yr
    3.50% 9/1/18                                             26,353      24,904
    3.50% 10/1/18                                             4,075       3,851
  Freddie Mac Relocation 30 yr
    5.00% 9/1/33                                             92,874      93,135
  Freddie Mac S.F. 15 yr
    8.50% 10/1/15                                            12,556      13,580
  Freddie Mac S.F. 30 yr
    7.00% 11/1/33                                            28,632      30,251
    8.00% 9/1/07                                             10,640      11,003
    8.25% 10/1/07                                            21,206      21,915
    9.25% 9/1/08                                              5,052       5,325
  GNMA Mobile Home
    6.75% 10/15/07                                           83,543      85,579
  GNMA S.F. 15 yr.
    6.00% 1/15/09                                             7,628       7,880
    8.50% 8/15/10                                             3,500       3,671
  GNMA S.F. 30 yr
    5.00% 8/15/33                                            35,884      35,895
    7.50% 2/15/32                                            11,627      12,492
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(COST $1,356,241)                                                     1,350,576
================================================================================

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------
AGENCY OBLIGATIONS - 1.12%

  Fannie Mae
    5.00% 4/15/15                                         $  95,000   $  98,295
    6.25% 2/1/11                                             95,000     102,886
--------------------------------------------------------------------------------
TOTAL AGENCY OBLIGATIONS
(COST $199,098)                                                         201,181
================================================================================

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.95%

  Banc of America Commercial
    Mortgage
    Series 2004-5 A3
    4.561% 11/10/41                                          40,000      39,801
    Series 2005-1 A3
    4.877% 11/10/42                                         115,000     116,901
 #Bear Stearns Commercial
    Mortgage Securities
    Series 2004-ESA E 144A
    5.064% 5/14/16                                           50,000      50,749
  First Union-Lehman
    Brothers-Bank of America
    Series 1998-C2 A2
    6.56% 11/18/35                                          110,000     116,029
  General Motors Acceptance
    Corporation Commercial
    Mortgage Securities
    Series 1998-C2 A2
    6.42% 5/15/35                                            23,000      24,299
 oGreenwich Capital Commercial
    Funding Series 2005-GG3 A4
    4.799% 8/10/42                                           80,000      79,718
 #Hilton Hotel Pool Trust
    Series 2000-HLTA A1 144A
    7.055% 10/3/15                                           19,985      21,505
  J.P. Morgan Chase Commercial
    Mortgage Securities Series
    2002-C1 A3
    5.376% 7/12/37                                           35,000      36,432
   oSeries 2002-C2 A2
    5.05% 12/12/34                                          130,000     132,670
    Series 2003-C1 A2
    4.985% 1/12/37                                          125,000     127,112
  Lehman Brothers Commercial
    Conduit Mortgage Trust
    Series 1998-C4 A1B
    6.21% 10/15/35                                          100,000     105,669
  Lehman Brothers-UBS
    Commercial Mortgage Trust
    Series 2002-C1 A4
    6.462% 3/15/31                                          130,000     143,698
    Series 2005-C2 A2
    4.821% 4/15/30                                           40,000      40,584


                             2005 Semiannual Report o Delaware Pooled Trust   33

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

 oMerrill Lynch Mortgage Trust
    Series 2004-BPC1 A3
    4.467% 10/12/41                                       $  25,000   $  24,725
    Series 2005-MKB2 A4
    5.204% 9/12/42                                           75,000      76,658
  Morgan Stanley Capital I
    Series 1998-XL1 A2
    6.45% 6/3/30                                             80,000      80,000
  Nomura Asset Securities
    Series 1998-D6 A1B
    6.59% 3/15/30                                            95,000     100,848
o#STRIPs III Series 2003-1A
    AFIX 144A 3.308% 3/24/18                                 68,101      66,262
 #Tower Series 2004-2A A 144A
    4.232% 12/15/14                                          45,000      44,309
--------------------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(COST $1,440,533)                                                     1,427,969
================================================================================

CORPORATE BONDS - 38.00%

BANKING - 4.53%

o#Banco Santander 144A
    3.31% 12/9/09                                            35,000      35,021
  Frost National Bank
    6.875% 8/1/11                                            15,000      16,657
  Kreditanstalt Fuer Wiederaufbau
    4.25% 6/15/10                                           320,000     320,718
  Marshall & Ilsley
    3.95% 8/14/09                                           100,000      98,588
 #Mizuho Finance Group 144A
    5.79% 4/15/14                                            40,000      41,453
  Popular North America
    4.25% 4/1/08                                             55,000      55,016
 oRBS Capital Trust I
    4.709% 12/29/49                                         130,000     125,557
  Regions Financial
    6.375% 5/15/12                                          110,000     120,368
                                                                      ---------
                                                                        813,378
                                                                      ---------
BASIC INDUSTRIES - 0.14%

  Lubrizol 4.625% 10/1/09                                    25,000      24,803
                                                                      ---------
                                                                         24,803
                                                                      ---------
BROKERAGE - 1.86%

  Amvescap PLC
    4.50% 12/15/09                                           90,000      89,523
  Credit Suisse First Boston USA
    4.625% 1/15/08                                           20,000      20,199
  Franklin Resources
    3.70% 4/15/08                                            65,000      64,379
  Goldman Sachs
    5.25% 10/15/13                                           75,000      76,183

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  Morgan Stanley
   o3.02% 11/24/06                                        $  30,000   $  30,054
    4.75% 4/1/14                                             30,000      29,048
    5.30% 3/1/13                                             25,000      25,588
                                                                      ---------
                                                                        334,974
                                                                      ---------

CAPITAL GOODS - 0.74%

  General Electric
    5.00% 2/1/13                                            120,000     122,322
  York International
    6.625% 8/15/06                                           10,000      10,309
                                                                      ---------
                                                                        132,631
                                                                      ---------

COMMUNICATIONS - 5.04%

  BellSouth 4.75% 11/15/12                                   45,000      44,836
 #Cox Communications 144A
    4.625% 1/15/10                                           45,000      44,380
  InterActiveCorp
    6.75% 11/15/05                                          175,000     177,302
  SBC Communications
    4.125% 9/15/09                                           20,000      19,689
    5.10% 9/15/14                                            45,000      45,103
  Sprint Capital
    4.78% 8/17/06                                            40,000      40,287
    6.375% 5/1/09                                            60,000      63,908
 #Telecom Italia Capital 144A
    4.00% 1/15/10                                            35,000      33,846
  Telefonos de Mexico
    4.50% 11/19/08                                           85,000      83,928
  Thomson
    5.25% 8/15/13                                            50,000      51,319
    5.75% 2/1/08                                            115,000     119,035
  Time Warner Entertainment
    8.375% 3/15/23                                           70,000      88,295
  Vodafone Group
    5.375% 1/30/15                                           90,000      93,216
                                                                      ---------
                                                                        905,144
                                                                      ---------

CONSUMER CYCLICAL - 7.03%

 oCentex 3.46% 8/1/07                                        40,000      40,077
  CVS
    3.875% 11/1/07                                          105,000     103,944
    4.00% 9/15/09                                            50,000      49,260
 oDaimlerChrysler Holdings
    3.45% 9/10/07                                            55,000      54,484
  Ford Motor Credit
    5.625% 10/1/08                                           70,000      66,074
    5.80% 1/12/09                                           165,000     153,656
 oGeneral Motors Acceptance
    Corporation 4.10% 7/16/07                               145,000     135,873



34   Delaware Pooled Trust o 2005 Semiannual Report

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  Home Depot 3.75% 9/15/09                                 $115,000  $  112,660
  Johnson Controls
    5.00% 11/15/06                                           90,000      91,031
 #Jones Apparel 144A
    4.25% 11/15/09                                           30,000      28,868
 oLiberty Media
    4.51% 9/17/06                                           145,000     146,756
  Lowe's 7.50% 12/15/05                                      25,000      25,592
  May Department Stores
    3.95% 7/15/07                                            80,000      79,270
  Target 5.95% 5/15/06                                        5,000       5,103
  Time Warner 8.18% 8/15/07                                 115,000     124,310
  Wendy's International
    6.25% 11/15/11                                           45,000      46,167
                                                                     ----------
                                                                      1,263,125
                                                                     ----------
CONSUMER NON-CYCLICAL - 3.21%

 #Amgen 144A 4.00% 11/18/09                                  25,000      24,617
  Archer-Daniels-Midland
    8.125% 6/1/12                                            50,000      60,868
  Caremark Rx 7.375% 10/1/06                                 55,000      57,131
  Kraft Foods
    4.125% 11/12/09                                          65,000      63,895
    5.25% 10/1/13                                            35,000      35,895
    5.625% 11/1/11                                           55,000      57,769
  Medco Health Solutions
    7.25% 8/15/13                                            45,000      50,097
  Universal 6.50% 2/15/06                                    70,000      71,341
  UST 6.625% 7/15/12                                         90,000     100,847
 #WellPoint 144A
    3.75% 12/14/07                                           30,000      29,654
    4.25% 12/15/09                                           25,000      24,685
                                                                     ----------
                                                                        576,799
                                                                     ----------

ELECTRIC - 5.43%

  Ameren 4.263% 5/15/07                                      55,000      55,021
  CC Funding Trust I
    6.90% 2/16/07                                            30,000      31,335
  Dominion Resources
    7.195% 9/15/14                                           35,000      40,436
  Duke Capital 4.331% 11/16/06                               45,000      45,104
  FPL Group Capital
    4.086% 2/16/07                                           75,000      74,914
  National Rural Utilities
    Cooperative Finance
    3.875% 2/15/08                                          155,000     153,662
  Pacific Gas & Electric
    3.60% 3/1/09                                             75,000      73,006
  Peco Energy 3.50% 5/1/08                                   45,000      44,141
  Potomac Electric Power
    6.25% 10/15/07                                           55,000      57,500
 #Power Contract Financing 144A
    5.20% 2/1/06                                             35,760      36,097

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

 oSCANA 3.109% 3/1/08                                     $  40,000   $  40,053
 oSouthern California Edison
    3.075% 12/13/07                                          45,000      44,985
  Southern Capital Funding
    5.30% 2/1/07                                             70,000      72,077
 #TXU 144A
    4.80% 11/15/09                                          100,000      98,122
    5.55% 11/15/14                                           55,000      53,114
  TXU Energy 7.00% 3/15/13                                   50,000      55,581
                                                                     ----------
                                                                        975,148
                                                                     ----------

ENERGY - 2.03%

  Apache Finance 144A
    7.00% 3/15/09                                           105,000     116,453
  Halliburton 5.50% 10/15/10                                 30,000      31,261
o#Pinnacle West Energy
    3.63% 4/1/07                                             45,000      45,004
  USX 9.125% 1/15/13                                         35,000      44,484
  Valero Energy
    6.125% 4/15/07                                          125,000     128,585
                                                                     ----------
                                                                        365,787
                                                                     ----------
FINANCE - 0.63%

 #Berkshire Hathaway Finance 144A
    4.125% 1/15/10                                           60,000      59,197
  Countrywide Home Loans
    3.50% 12/19/05                                           10,000       9,990
o#Premium Asset Trust Series
    2005-2 144A 3.169% 2/2/07                                45,000      44,946
                                                                     ----------
                                                                        114,133
                                                                     ----------
INSURANCE - 2.48%

 #Farmers Insurance Exchange 144A
    6.00% 8/1/14                                            125,000     128,620
 #Liberty Mutual 144A
    5.75% 3/15/14                                            55,000      55,014
  Marsh & McLennan
   o3.28% 7/13/07                                            55,000      54,674
    5.375% 3/15/07                                           65,000      66,165
o#Oil Insurance 144A
    5.15% 8/15/33                                           130,000     131,415
#TIAA Global Markets 144A
    2.75% 1/13/06                                            10,000       9,920
                                                                     ----------
                                                                        445,808
                                                                     ----------

NATURAL GAS - 2.05%

 oAtmos Energy
    3.516% 10/15/07                                          40,000      40,079
  Enterprise Products
    4.00% 10/15/07                                           45,000      44,204
    4.625% 10/15/09                                          40,000      39,415


                             2005 Semiannual Report o Delaware Pooled Trust   35

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  Sempra Energy
    o3.317% 5/21/08                                       $  40,000   $  40,139
     4.621% 5/17/07                                          60,000      60,288
  Valero Logistics Operations
     6.05% 3/15/13                                          135,000     143,558
                                                                      ---------
                                                                        367,683
                                                                      ---------

REAL ESTATE - 0.33%

  Developers Diversified Realty
    4.625% 8/1/10                                            60,000      58,898
                                                                      ---------
                                                                         58,898
                                                                      ---------
TECHNOLOGY - 1.35%

  ALLTEL 4.656% 5/17/07                                      45,000      45,404
  Dell 6.55% 4/15/08                                        100,000     106,715
  Motorola 4.608% 11/16/07                                   90,000      90,687
                                                                      ---------
                                                                        242,806
                                                                      ---------

TRANSPORTATION - 1.15%

  American Airlines
    6.817% 5/23/11                                            5,000       4,665
  Continental Airlines
    6.503% 6/15/11                                           60,000      57,393
 oCSX 3.51% 8/3/06                                           20,000      20,048
 #Erac USA Finance 144A
    7.35% 6/15/08                                           115,000     124,836
                                                                      ---------
                                                                        206,942
                                                                      ---------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $6,906,809)                                                     6,828,059
================================================================================

MUNICIPAL BONDS - 2.19%

 oArizona Educational Loan
    Marketing Series A1
    3.01% 12/1/13                                            93,333      93,421
  California State Economic
    Recovery Series A
    5.25% 7/1/13                                             65,000      72,898
  Colorado Department of
    Transportation Revenue
    5.00% 12/15/12 (FGIC)                                    80,000      88,471
    5.00% 12/15/13 (FGIC)                                   125,000     138,736

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $387,856)                                                         393,526
================================================================================

NON-AGENCY ASSET-BACKED SECURITIES - 9.41%

  Capital One Multi-Asset
    Execution Trust
    Series 2003-C2 C2
    4.32% 4/15/09                                            15,000      15,053
    Series 2004-C1 C1
    3.40% 11/16/09                                           30,000      29,605

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  Chase Funding Mortgage
    Loan Certificates
    Series 2002-3 1A6
    4.707% 9/25/13                                         $105,000    $105,709
    Series 2003-4 1A4
    3.303% 11/25/29                                          80,000      78,931
  CIT Equipment Collateral
    Series 2005-VT1 A4
    4.36% 11/20/12                                           95,000      95,466
  Citibank Credit Card Issuance
    Trust Series 2003-A7 A7
    4.15% 7/7/17                                             45,000      43,295
  Countrywide Asset-Backed
    Certificates
    Series 2004-9 AF2
    3.337% 9/25/23                                           45,000      44,524
    Series 2004-S1 A2
    3.872% 3/25/20                                           50,000      49,545
  EQCC Home Equity Loan
    Trust Series 1999-2 AF4
    6.753% 8/25/27                                           51,976      52,611
  Equity One ABS
    Series 2004-1 AF3
    3.054% 4/25/34                                           90,000      89,150
  Honda Automobile Receivables
    Owners Trust
    Series 2004-1 A4
    3.06% 10/21/09                                           10,000       9,806
    Series 2004-2 A4
    3.81% 10/15/09                                           45,000      44,659
 oMerrill Lynch Mortgage
    Investors
    Series 2004-WMC5 A2B2
    3.37% 7/25/35                                            75,000      75,249
    Series 2005-NC1 A2B
    3.24% 10/25/35                                           25,000      25,026
    Series 2005-WMC1 A2B
    3.24% 9/25/35                                            50,000      50,074
  Mid-State Trust
    Series 2004-1 A
    6.005% 8/15/37                                            4,384       4,435
    Series 2011 A1
    4.864% 7/15/38                                           31,203      30,268
  NationsCredit Grantor
    Trust Series 1997-1A
    6.75% 8/15/13                                            54,123      54,204
  Navistar Financial Owner
    Trust Series 2002-B A4
    3.52% 10/15/09                                           55,000      54,902
 oNovastar Home Equity
    Loan Series 2004-4 A2B
    3.36% 3/25/35                                            75,000      75,268
  Onyx Acceptance Grantor
    Trust Series 2002-C A4
    4.07% 4/15/09                                            87,660      87,834


36   Delaware Pooled Trust o 2005 Semiannual Report

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  Peco Enery Transition Trust
    Series 1999-A A6
    6.05% 3/1/09                                          $  30,000   $  30,769
  Renaissance Home Equity
    Loan Trust Series 2004-4 AF2
    3.856% 2/25/35                                           50,000      49,639
 oResidential Asset Mortgage
    Products
    Series 2004-RS12 AII2
    3.25% 12/25/34                                           25,000      25,039
    Series 2004-RZ2 AI3
    4.30% 1/25/31                                            30,000      30,013
  Residential Asset Securities
    Series 1999-KS1 AI8
    6.32% 4/25/30                                           101,260     101,855
    Series 1999-KS4 AI4
    7.22% 6/25/28                                            35,580      36,246
  Residential Funding Mortgage
    Securities II
    Series 2005-HI1 A2
    3.89% 8/25/34                                            75,000      74,563
 #Sharp I Net Interest Margin
    Trust
    Series 2003-HE1N N 144A
    6.90% 11/25/33                                            8,360       8,365
  Structured Asset Securities
    Series 2001-SB1 A2
    3.375% 8/25/31                                           43,815      41,176
    Series 2005-NC1 A2
    3.92% 2/25/35                                            90,000      89,232
  WFS Financial Owner Trust
    Series 2002-1 A4A
    4.87% 9/20/09                                            37,529      37,785
    Series 2002-2 A4
    4.50% 2/20/10                                            50,000      50,282
--------------------------------------------------------------------------------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES
(COST $1,698,208)                                                     1,690,578
================================================================================

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.79%

 oBanc of America Mortgage Securities
    Series 2003-D 1A2
    3.428% 5/25/33                                            4,276       4,275
    Series 2003-I 2A4
    3.828% 10/25/33                                          95,000      94,430
    Series 2004-A 1A1
    3.491% 2/25/34                                           33,784      33,627
    Series 2004-E 1A1
    3.53% 6/25/34                                            63,356      62,920
    Series 2004-G 2A6
    4.657% 8/25/34                                           65,000      65,663

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  Bank of America Alternative
    Loan Trust
    Series 2003-10 2A1
    6.00% 12/25/33                                          $77,574     $79,271
    Series 2004-2 1A1
    6.00% 3/25/34                                            66,121      67,568
    Series 2004-10 1CB1
    6.00% 11/25/34                                           18,551      19,126
  Bank of America Funding
    Series 2004-3 2A2
    5.00% 9/25/19                                            58,910      58,947
  Countrywide Alternative Loan
    Trust Series 2004-J7 1A2
    4.673% 8/25/34                                           40,000      40,115
  Countrywide Home Loan
    Mortgage Pass Through Trust
   oSeries 2001-HYB2 3A1
    5.412% 9/19/31                                           17,434      17,462
   oSeries 2003-21 A1
    4.133% 5/25/33                                           15,892      15,769
    Series 2003-56 3A7B
    4.71% 12/25/33                                           55,000      54,847
  Credit Suisse First Boston
    Mortgage Securities
    Series 2002-34 1A1
    7.50% 12/25/32                                           21,966      22,651
    Series 2003-29 5A1
    7.00% 12/25/33                                           42,575      44,052
    Series 2004-1 3A1
    7.00% 2/25/34                                            23,902      24,701
 oDeutsche Mortgage
    Securities Series 2004-4 1A2
    4.01% 4/25/34                                            40,000      39,980
  First Horizon Alternative
    Mortgage Securities
    Series 2004-FA1 1A1
    6.25% 10/25/34                                           82,541      85,073
  First Horizon Asset Securities
    Series 2003-5 1A17
    8.00% 7/25/33                                            14,214      14,990
   oSeries 2004-AR5 4A1
    5.667% 10/25/34                                          45,369      46,363
  #GSMPS Mortgage
    Loan Trust 144A
    Series 1998-3 A
    7.75% 9/19/27                                            50,051      53,490
    Series 2005-RP1 1A3
    8.00% 1/25/35                                            42,509      45,942
    Series 2005-RP1 1A4
    8.50% 2/25/35                                            24,006      26,426



                             2005 Semiannual Report o Delaware Pooled Trust   37

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  GSR Mortgage Home Loan
    Trust Series 2004-2F 9A1
    6.00% 9/25/19                                           $59,291    $ 60,605
 oMASTR Adjustable Rate
    Mortgages Trust
    Series 2003-6 1A2
    2.974% 12/25/33                                          70,000      69,202
  MASTR Alternative Loans
    Trust Series 2003-9 1A1
    5.50% 12/25/18                                           52,076      53,369
 #MASTR Reperforming Loan
    Trust Series 2005-1 1A5 144A
    8.00% 8/25/34                                            82,383      88,819
  Nomura Asset Acceptance
    Series 2004-AP2 A2
    4.099% 7/25/34                                           40,000      39,950
  Residential Asset
    Mortgage Products
    Series 2004-SL1 A3
    7.00% 11/25/31                                           41,391      42,412
    Series 2004-SL4 A3
    6.50% 7/25/32                                            46,330      47,925
 oStructured Adjustable Rate
    Mortgage Series 2004-18 5A
    5.50% 12/25/34                                           40,051      40,577
  Structured Asset Securities
   oSeries 2002-22H 1A
    6.998% 11/25/32                                          15,409      15,830
    Series 2004-12H 1A
    6.00% 5/25/34                                            47,237      48,005
  oWashington Mutual
    Series 2003-AR4 A7
    3.95% 5/25/33                                            39,444      39,044
    Series 2003-AR9 1A7
    4.06% 9/25/33                                            43,877      43,547
    Series 2005-AR3 A1
    4.66% 3/25/35                                            87,556      87,327
 oWells Fargo Mortgage Backed
    Securities Trust
    Series 2003-K 2A5
    4.521% 11/25/33                                          55,000      52,821
    Series 2004-DD 2A3
    4.543% 1/25/35                                           55,000      54,963
    Series 2004-I 1A1
    3.39% 7/25/34                                            78,507      78,532
    Series 2004-T A1
    3.455% 9/25/34                                           59,000      58,891
--------------------------------------------------------------------------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,942,606)                                                     1,939,507
================================================================================

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------


U.S. TREASURY OBLIGATIONS - 11.37%

  U.S. Treasury Inflation Index Notes
    0.875% 4/15/10                                         $126,554    $124,873
    1.625% 1/15/15                                          507,262     508,827
   ~2.00% 1/15/14                                           228,364     237,169
    2.00% 7/15/14                                            40,701      42,251
    2.375% 1/15/25                                          132,278     144,519
    3.00% 7/15/12                                           122,675     136,491
    3.375% 1/15/07                                          115,035     120,764
  U.S. Treasury Notes
    4.00% 3/15/10                                            25,000      25,121
    4.00% 4/15/10                                           185,000     185,911
    4.00% 2/15/15                                           525,000     516,653
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $2,012,593)                                                     2,042,579
================================================================================

REPURCHASE AGREEMENTS - 0.12%

  With BNP Paribas 2.84%
    5/2/05 (dated 4/29/05,
    to be repurchased at
    $11,423, collateralized by
    $1,680 U.S. Treasury Bills due
    8/11/05, market value $1,667,
    $1,660 U.S. Treasury Bills due
    8/18/05, market value $1,650
    and $8,410 U.S. Treasury Bills
    due 8/25/05, market
    value $8,334)                                            11,420      11,420
  With UBS Warburg 2.82%
    5/2/05 (dated 4/29/05,
    to be repurchased at $9,582,
    collateralized by $1,900
    U.S. Treasury Notes
    1.50% due 3/31/06, market
    value $1,868, $1,680 U.S.
    Treasury Notes 2.25% due
    4/30/06, market value
    $1,681, $5,110 U.S. Treasury
    Notes 2.75% due 6/30/06,
    market value $5,122 and
    $1,120 U.S. Treasury Notes
    2.375% due 8/15/06,
    market value $1,108)                                      9,580       9,580
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $21,000)                                                           21,000
================================================================================

38   Delaware Pooled Trust o 2005 Semiannual Report

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.19%
(COST $17,902,857)                                                  $17,822,442
================================================================================

--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.81%                                            144,805
================================================================================

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 1,767,600
  SHARES OUTSTANDING;
  EQUIVALENT TO $10.16
  PER SHARE - 100.00%                                               $17,967,247
================================================================================

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
--------------------------------------------------------------------------------
  Shares of beneficial interest
    (unlimited authorization - no par)                              $18,248,062
  Undistributed net investment income                                        40
  Accumulated net realized loss on investments                         (269,454)
  Net unrealized depreciation of investments                            (11,401)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $17,967,247
================================================================================

oVariable rate notes. The interest rate shown is the rate as of April 30, 2005. #Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 11 in "Notes to Financial Statements."
~Fully or partially pledged as collateral for financial futures contracts.
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FHAVA - Federal Housing Administration & Veterans Administration
GNMA - Government National Mortgage Association
SLMA - Student Loan Marketing Association
TBA - To be announced
S.F. - Single Family
USDVA - United States Department of Veterans Affairs yr - Year

The following futures contracts and swap agreements were outstanding at April 30, 2005:

FUTURES CONTRACTS(1)

                                                                   Unrealized
  Contracts              Notional         Notional   Expiration   Appreciation
   to Buy                  Cost             Value      Date      (Depreciation)
----------------        ---------        ---------   ----------- --------------
1 U.S. Treasury
  5 year note            $108,538         $108,453     6/05           $(85)
3 U.S. Treasury
  10 year notes           333,839          334,267     6/05            428
                                                                      ----
                                                                      $343
                                                                      ====

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

Swap Agreements(2)

Notional       Expiration                                   Unrealized
 Amount          Date          Description                 Appreciation
--------       ----------      -----------                 ------------
$545,000        6/30/05    Agreement with State Street        $7,308
                           to receive the notional amount
                           multiplied by the return
                           on the Lehman Brothers
                           Commercial MBS Index AAA
                           and to pay the notional
                           amount multiplied by the
                           1 month BBA LIBOR
                           adjusted by a spread of
                           minus 0.10%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(1) See Note 8 in "Notes to Financial Statements."
(2) See Note 9 in "Notes to Financial Statements."

See accompanying notes

                             2005 Semiannual Report o Delaware Pooled Trust   39

DELAWARE POOLED TRUST -- THE CORE FOCUS FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES - 1.83%

 oFannie Mae Grantor Trust
    Series 2004-T4 A2
    3.93% 2/25/20                                         $  15,000   $  14,943
    Series 2004-T4 A3
    4.42% 8/25/24                                             5,000       4,997
 oSLMA Student Loan Trust
    Series 2004-3 A3
    3.251% 4/25/16                                           35,000      35,093
    Series 2004-8 A3
    3.251% 7/27/15                                           50,000      50,103
--------------------------------------------------------------------------------
TOTAL AGENCY ASSET-BACKED SECURITIES
(COST $105,229)                                                         105,136
================================================================================

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.32%

  Fannie Mae
    Series 1996-46 ZA
    7.50% 11/25/26                                            3,680       3,953
    Series 2002-90 A1
    6.50% 6/25/42                                             6,803       7,065
    Series 2004-90 PC
    5.00% 3/25/27                                            15,000      15,152
    Series 2005-1 KZ
    5.00% 2/25/35                                            10,126       9,267
  Fannie Mae Grantor Trust
    Series 2001-T8 A2
    9.50% 7/25/41                                             8,074       8,892
    Series 2002-T4 A3
    7.50% 12/25/41                                            7,604       8,065
  Fannie Mae Whole Loan
    Series 2003-W14 1A5
    4.71% 9/25/43                                             7,038       7,050
    Series 2004-W3 A2
    3.75% 5/25/34                                            25,000      24,842
  Freddie Mac
    Series 2326 ZQ
    6.50% 6/15/31                                            32,052      34,071
    Series 2727 PM
    4.50% 1/15/34                                            10,000       9,295
    Series 2889 OE
    5.00% 1/15/30                                            15,000      15,046
    Series 2890 PC
    5.00% 7/15/30                                            20,000      20,074
    Series 2902 LC
    5.50% 12/15/17                                           15,000      15,334

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  Freddie Mac Structured Pass
    Through Securities Series
    T-54 2A 6.50% 2/25/43                                  $  9,487   $   9,895
    Series T-58 2A
    6.50% 9/25/43                                             3,107       3,225
--------------------------------------------------------------------------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $190,536)                                                         191,226
================================================================================

AGENCY MORTGAGE-BACKED SECURITIES - 28.43%

  Fannie Mae
    5.73% 12/1/08                                             4,575       4,778
    6.204% 5/1/09                                             8,310       8,743
    6.50% 8/1/17                                              9,117       9,504
    6.765% 1/1/07                                             4,503       4,639
  Fannie Mae Relocation 30 yr.
    5.00% 8/1/34                                             19,798      19,804
    5.00% 11/1/34                                            24,836      24,844
    5.00% 11/1/34                                            34,730      34,741
  Fannie Mae S.F. 15 yr. TBA
    4.50% 5/1/35                                             60,000      59,363
    5.00% 5/1/20                                             30,000      30,216
    5.50% 5/1/20                                             90,000      92,109
  Fannie Mae S.F. 30 yr.
    5.00% 9/1/33                                              8,385       8,330
    5.00% 3/1/34                                             61,077      60,677
    5.00% 3/1/34                                             21,484      21,343
    5.00% 3/1/35                                              9,982       9,895
    5.00% 3/1/35                                             24,941      24,723
    5.50% 3/1/29                                              4,431       4,499
    7.50% 4/1/32                                             10,159      10,880
    7.50% 6/1/34                                             58,783      62,934
  Fannie Mae S.F. 30 yr. TBA
    5.00% 5/1/35                                            110,000     108,934
    5.00% 6/1/35                                             55,000      54,330
    5.00% 7/1/35                                             55,000      54,209
    5.50% 5/1/35                                            390,000     393,778
    6.00% 5/1/35                                             75,000      77,016
    6.50% 5/1/34                                            180,000     187,200
    7.00% 5/1/35                                             80,000      84,475
 oFreddie Mac ARM
    3.73% 4/1/34                                              4,141       4,205
  Freddie Mac S.F. 20 yr.
    5.50% 8/1/24                                             41,180      41,733
    5.50% 9/1/24                                             69,382      70,314
  GNMA S.F. 30 yr. TBA
    5.00% 4/5/35                                             70,000      69,869
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(COST $1,629,866)                                                     1,638,085
================================================================================

40   Delaware Pooled Trust o 2005 Semiannual Report

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

AGENCY OBLIGATIONS - 3.96%

  Fannie Mae
    3.125% 12/15/07                                        $175,000    $171,422
    5.00% 4/15/15                                            10,000      10,347
    5.25% 8/1/12                                             25,000      25,947
   ^5.578% 10/9/19                                           20,000       9,394
 ^Financing Corporation
    Principal Strip PRN 2
    5.039% 11/30/17                                          20,000      11,028
--------------------------------------------------------------------------------
TOTAL AGENCY OBLIGATIONS
(COST $226,547)                                                         228,138
================================================================================

ASSET-BACKED SECURITIES - 5.96%

  AmeriCredit Automobile
    Receivables Trust Series
    2001-D A4 4.41% 11/12/08                                  6,718       6,749
  Citibank Credit Card
    Issuance Trust Series
    2002-A1 A1 4.95% 2/9/09                                  50,000      50,862
    Series 2004-A4
    3.20% 8/24/09                                             5,000       4,908
 oCountrywide Asset-Backed
    Certificates Series
    2004-S1 A2
    3.872% 3/25/20                                           15,000      14,864
    Series 2004-9 AF2
    3.337% 9/25/23                                            5,000       4,947
  MBNA Credit Card Master
    Note Trust Series
    2001-A1 A1
    5.75% 10/15/08                                           30,000      30,614
 oMerrill Lynch Mortgage
    Investors Series
    2005-NC1 A2B
    3.24% 10/25/35                                           25,000      25,026
  Mid-State Trust
    Series 11 A1
    4.864% 7/15/38                                            3,900       3,783
    Series 2004-1 A
    6.005% 8/15/37                                            8,767       8,870
  Peco Energy Transition
    Trust Series 1999-A A6
    6.05% 3/1/09                                            120,000     123,075
 oRenaissance Home Equity
    Loan Trust Series
    2004-4 AF2
    3.856% 2/25/35                                           25,000      24,820
 oResidential Asset Mortgage
    Products Series 2004-RZ2 AI3
    4.30% 1/25/31                                            25,000      25,011

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  Structured Asset Securities
    Series 2001-SB1 A2
    3.375% 8/25/31                                          $15,648   $  14,706
  WFS Financial Owner Trust
    Series 2002-2 A4
    4.50% 2/20/10                                             5,000       5,028
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $347,368)                                                         343,263
================================================================================

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.80%

  Bank of America Commercial
    Mortgage Series 2004-2 A2
    3.52% 11/10/38                                           10,000       9,705
    Series 2004-5 A3
    4.561% 11/10/41                                          10,000       9,950
    Series 2005-1 A3
    4.877% 11/10/42                                          50,000      50,826
  General Motors Acceptance
    Corporation Commercial
    Mortgage Securities
    Series 1998-C2 A2
    6.42% 5/15/35                                            20,000      21,130
 #Hilton Hotel Pool Trust
    Series 2000-HLTA A1 144A
    7.055% 10/3/15                                           16,654      17,921
  J.P. Morgan Chase Commercial
    Mortgage Securities Series
    2003-C1 A2
    4.985% 1/12/37                                           40,000      40,676
  LB-UBS Commercial Mortgage
    Trust Series 2002-C1 A4
    6.462% 3/15/31                                           20,000      22,107
    Series 2005-C2 A2
    4.821% 4/15/30                                           10,000      10,146
 oMerrill Lynch Mortgage
    Trust Series 2005-MKB2 A4
    5.204% 9/12/42                                           25,000      25,553
  Nomura Asset Securities
    Series 1998-D6 A1B
    6.59% 3/15/30                                            10,000      10,616
--------------------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(COST $219,395)                                                         218,630
================================================================================

CORPORATE BONDS - 25.42%

BANKING - 2.47%

 #Banco Santander 144A
   o3.31% 12/9/09                                            15,000      15,009
    5.375% 12/9/14                                           15,000      15,237
  Citigroup 5.875% 2/22/33                                   25,000      26,307
  Popular North America
    4.25% 4/1/08                                             15,000      15,004


                             2005 Semiannual Report o Delaware Pooled Trust   41

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  Popular North America Capital
    Trust 6.564% 9/15/34                                    $15,000   $  16,394
o#Rabobank Capital Funding II
    144A 5.26% 12/29/49                                      20,000      20,183
 oRBS Capital Trust I
    4.709% 12/29/49                                          25,000      24,146
 #TuranAlem Finance BV 144A
    7.875% 6/2/10                                            10,000      10,075
                                                                      ---------
                                                                        142,355
                                                                      ---------
BASIC INDUSTRIES - 0.52%

  Lubrizol 4.625% 10/1/09                                    15,000      14,882
  United Technologies
    5.40% 5/1/35                                             15,000      15,055
                                                                      ---------
                                                                         29,937
                                                                      ---------
BROKERAGE - 0.89%

  Amvescap 4.50% 12/15/09                                    15,000      14,920
  Credit Suisse First Boston USA
    6.125% 11/15/11                                           5,000       5,411
  Goldman Sachs Group
    6.345% 2/15/34                                           20,000      21,009
  Morgan Stanley 4.75% 4/1/14                                10,000       9,683
                                                                      ---------
                                                                         51,023
                                                                      ---------

CAPITAL GOODS - 0.35%

  General Electric 5.00% 2/1/13                              20,000      20,387
                                                                      ---------
                                                                         20,387
                                                                      ---------
COMMUNICATIONS - 3.54%

  BellSouth 4.75% 11/15/12                                   10,000       9,964
 #Cox Communications 144A
    4.625% 1/15/10                                           10,000       9,862
  InterActiveCorp
    6.75% 11/15/05                                           15,000      15,197
  SBC Communications
    4.125% 9/15/09                                            5,000       4,922
    6.15% 9/15/34                                            15,000      15,618
 Sprint Capital
   o4.78% 8/17/06                                            10,000      10,072
    8.375% 3/15/12                                           15,000      17,787
    8.75% 3/15/32                                            10,000      13,488
 #Telecom Italia Capital 144A
    4.00% 1/15/10                                             5,000       4,835
  Telefonos de Mexico
    4.50% 11/19/08                                           25,000      24,685
  Thomson 5.75% 2/1/08                                       25,000      25,877
  Verizon Wireless
     5.375% 12/15/06                                         25,000      25,514
  Vodafone Group
     5.375% 1/30/15                                          25,000      25,892
                                                                      ---------
                                                                        203,713
                                                                      ---------

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

CONSUMER CYCLICAL - 3.62%

 oCentex 2.993% 8/1/07                                  $ 15,000        $ 15,029
  CVS 4.00% 9/15/09                                       15,000          14,778
 oDaimlerChrysler Holdings
    3.45% 9/10/07                                         20,000          19,812
  Ford Motor 7.45% 7/16/31                                10,000           8,238
  Ford Motor Credit
    5.70% 1/15/10                                          5,000           4,524
    7.00% 10/1/13                                         10,000           9,014
 oGeneral Motors Acceptance
    Corporation 4.10% 7/16/07                             10,000           9,371
 #Jones Apparel 144A
    4.25% 11/15/09                                        10,000           9,623
 oLiberty Media
    4.51% 9/17/06                                         20,000          20,242
  Limited 6.95% 3/1/33                                    15,000          15,478
  Lowe's 7.50% 12/15/05                                   20,000          20,473
  May Department Stores
    3.95% 7/15/07                                         25,000          24,771
  Time Warner 8.18% 8/15/07                               25,000          27,023
  Wendy's International
    6.35% 12/15/05                                         5,000           5,071
    6.25% 11/15/11                                         5,000           5,130
                                                                        --------
                                                                         208,577
                                                                        --------
CONSUMER NON-CYCLICAL - 2.15%

 #Amgen 144A 4.00% 11/18/09                                5,000           4,923
  Caremark Rx 7.375% 10/1/06                              15,000          15,581
  Kraft Foods 4.125% 11/12/09                             10,000           9,830
  Medco Health Solutions
    7.25% 8/15/13                                         15,000          16,699
  Nabisco 6.85% 6/15/05                                   15,000          15,055
  Safeway 6.15% 3/1/06                                    20,000          20,296
  UST 6.625% 7/15/12                                      15,000          16,808
 #WellPoint 144A
    3.75% 12/14/07                                        15,000          14,827
    4.25% 12/15/09                                        10,000           9,874
                                                                        --------
                                                                         123,893
                                                                        --------
ELECTRIC - 3.78%

  Ameren 4.263% 5/15/07                                   10,000          10,004
  CC Fund Trust I 6.90% 2/16/07                           10,000          10,445
  Detroit Edison 5.05% 10/1/05                            15,000          15,085
  Dominion Resources
    7.195% 9/15/14                                        10,000          11,553
  Duke Capital 4.331% 11/16/06                            15,000          15,035
  FPL Group Capital
    4.086% 2/16/07                                        20,000          19,977
o#Pinnacle West Energy 144A
    3.63% 4/1/07                                          15,000          15,001
 #Power Contract Financing 144A
    6.256% 2/1/10                                         25,000          25,975



42 Delaware Pooled Trust o 2005 Semiannual Report

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

 oSCANA 3.109% 3/1/08                                   $ 10,000        $ 10,013
  Southern California Edison
   o3.075% 12/13/07                                       15,000          14,995
    6.00% 1/15/34                                         20,000          21,665
  Southern Capital Funding
    5.30% 2/1/07                                          10,000          10,297
 #TXU 144A 5.55% 11/15/14                                 10,000           9,657
  TXU Energy 7.00% 3/15/13                                25,000          27,789
                                                                        --------
                                                                         217,491
                                                                        --------
ENERGY - 0.72%

 #Canadian Oil Sands 144A
    4.80% 8/10/09                                         10,000          10,018
  Nexen 5.875% 3/10/35                                     5,000           4,836
  Norsk Hydro 6.70% 1/15/18                               10,000          11,402
  Weatherford International
    4.95% 10/15/13                                        15,000          15,140
                                                                        --------
                                                                          41,396
                                                                        --------
FINANCIAL - 0.43%

 #Berkshire Hathaway Finance 144A
    4.125% 1/15/10                                        10,000           9,866
o#Premium Asset Trust Series
    2005-2 144A 2.95% 2/2/07                              15,000          14,982
                                                                        --------
                                                                          24,848
                                                                        --------
INSURANCE - 1.61%

 #Farmers Insurance Exchange 144A
    6.00% 8/1/14                                          35,000          36,015
 Marsh & McLennan
   o3.28% 7/13/07                                          5,000           4,970
    5.375% 3/15/07                                        20,000          20,358
 #Nationwide Mutual Insurance
    144A 7.875% 4/1/33                                     5,000           6,186
o#Oil Insurance 144A
    5.15% 8/15/33                                         25,000          25,272
                                                                        --------
                                                                          92,801
                                                                        --------
NATURAL GAS - 2.65%

  Atmos Energy
   o3.516% 10/15/07                                       15,000          15,030
    4.00% 10/15/09                                        15,000          14,629
  Enterprise Products Operating
    4.00% 10/15/07                                        15,000          14,735
    4.625% 10/15/09                                       15,000          14,781
  Sempra Energy
   o3.318% 5/21/08                                        15,000          15,052
    4.621% 5/17/07                                        20,000          20,096
  Valero Logistics Operations
    6.05% 3/15/13                                         55,000          58,487
                                                                        --------
                                                                         152,810
                                                                        --------

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.26%

  Temple-Inland
    5.003% 5/17/07                                   $   15,000       $   15,146
                                                                      ----------
                                                                          15,146
                                                                      ----------
REAL ESTATE - 0.34%

  Developers Diversified Realty
    4.625% 8/1/10                                        20,000           19,633
                                                                      ----------
                                                                          19,633
                                                                      ----------
TECHNOLOGY - 0.70%

  Alltel 4.656% 5/17/07                                  15,000           15,135
  Motorola 4.608% 11/16/07                               25,000           25,191
                                                                      ----------
                                                                          40,326
                                                                      ----------

TRANSPORTATION - 1.39%

  American Airlines
    6.817% 5/23/11                                       15,000           13,994
  Continental Airlines
    6.503% 6/15/11                                       25,000           23,914
 oCSX 3.05% 8/3/06                                       15,000           15,036
 #Erac USA Finance 144A
    7.35% 6/15/08                                        25,000           27,139
                                                                      ----------
                                                                          80,083
                                                                      ----------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $1,464,642)                                                    1,464,419
================================================================================

FOREIGN AGENCIES - 0.27%

  Pemex Project Funding Master
    6.125% 8/15/08                                       15,000           15,450
--------------------------------------------------------------------------------
TOTAL FOREIGN AGENCIES
  (COST $15,795)                                                          15,450
================================================================================

MUNICIPAL BONDS - 2.69%

  Augusta, Georgia Water & Sewer
    Revenue
    5.25% 10/1/39 (FSA)                                  15,000           16,088
  California State 5.00% 2/1/33                           5,000            5,166
  California State University
    Systemwide Revenue 5.00%
    11/1/30 (AMBAC)                                       5,000            5,288
  Colorado Department of
    Transportation Revenue
    5.00% 12/15/13 (FGIC)                                20,000           22,198
  Fulton County, Georgia Water
    & Sewer Revenue
    5.25% 1/1/35 (FGIC)                                  30,000           32,303

                               2005 Semiannual Report o Delaware Pooled Trust 43

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  Illinois State Taxable Pension
    5.10% 6/1/33                                          $10,000       $  9,940
  New Jersey Economic Development
    Authority Revenue Cigarette Tax
    5.75% 6/15/29                                           5,000          5,365
  New York State Sales
    Tax Asset Receivables
    5.25% 10/15/27 (AMBAC)                                 15,000         16,421
  New York State Urban
    Development Corporate
    5.25% 3/15/34 (FGIC)                                   10,000         10,744
  Puerto Rico Public Buildings
    Authority Revenue
    (Government Facilities)
    Series I 5.25% 7/1/33                                  10,000         10,643
  West Virginia Economic
    Development Authority
    5.37% 7/1/20 (MBIA)                                    20,000         20,811
--------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS
   (COST $150,371)                                                       154,967
================================================================================

  NON-AGENCY COLLATERALIZED MORTGAGE
    OBLIGATIONS - 7.75%

  Bank of America Alternative Loan Trust
    Series 2004-10 1CB1
    6.00% 11/25/34                                          9,276          9,563
    Series 2004-11 1CB1
    6.00% 12/25/34                                         32,728         33,743
    Series 2005-3 2A1
    5.50% 4/25/20                                          14,727         15,013
  Bank of America Funding
    Series 2004-3 2A2
    5.00% 9/25/19                                           4,532          4,534
 oBank of America Mortgage
    Securities Series 2004-A 1A1
    3.481% 2/25/34                                          7,796          7,760
    Series 2004-E 1A1
    3.53% 6/25/34                                          15,839         15,730
    Series 2004-G 2A6
    4.657% 8/25/34                                          5,000          5,051
    Series 2005-A 2A1
    4.492% 2/25/35                                         39,335         39,179
    Series 2005-B 2A1
    4.428% 3/25/35                                         44,468         44,219
 oCountrywide Alternative
    Loan Trust Series
    2004-J7 1A2
    4.673% 8/25/34                                         25,000         25,072
  First Horizon Alternative
    Mortgage Securities
    Series 2004-FA1 1A1
    6.25% 10/25/34                                         20,635         21,268

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

  MASTR Alternative Loans Trust
    Series 2005-3 7A1
    6.00% 4/25/35                                            $ 14,984   $ 15,312
 #MASTR Reperforming Loan Trust
    Series 2005-1 1A5 144A
    8.00% 8/25/34                                              24,230     26,123
  Prime Mortgage Trust
    Series 2004-CL1 1A1
    6.00% 2/25/34                                               4,461      4,522
 oStructured Adjustable Rate
    Mortgage Series 2004-18 5A
    5.50% 12/25/34                                             13,350     13,526
  Structured Asset Securities
    Series 2004-12H 1A
    6.00% 5/25/34                                              27,555     28,003
  Washington Mutual
    Series 2004-CB3 1A
    6.00% 10/25/34                                              8,887      9,138
    Series 2004-CB3 4A
    6.00% 10/25/19                                              8,890      9,213
 oSeries 2005-AR3 A1
    4.661% 3/25/35                                             19,457     19,406
 oWells Fargo Mortgage Backed Securities
    Series 2004-DD 2A3
    4.544% 1/25/35                                             25,000     24,983
    Series 2004-DD 2A6
    4.544% 1/25/35                                             25,000     24,820
    Series 2004-I 1A1
    3.39% 7/25/34                                              24,874     24,881
    Series 2004-T A1
    3.455% 9/25/34                                             25,286     25,239
--------------------------------------------------------------------------------
  TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $447,383)                                                        446,298
================================================================================

  U.S. TREASURY OBLIGATIONS - 16.26%

  U.S. Treasury Bond
    5.375% 2/15/31                                            185,000    209,007
  U.S. Treasury Inflation Index Notes
    0.875% 4/15/10                                             25,311     24,975
    1.625% 1/15/15                                            105,470    105,796
    2.00% 7/15/14                                              45,788     47,532
    2.375% 1/15/25                                             40,701     44,467
    3.00% 7/15/12                                              21,335     23,737
    3.375% 1/15/07                                             12,106     12,709
  U.S. Treasury Notes
    4.00% 4/15/10                                              50,000     50,246
    4.00% 2/15/15                                             425,000    418,244
--------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $920,727)                                                        936,713
================================================================================

  SHORT-TERM INVESTMENTS - 19.87%

 ^Fannie Mae
    2.649% 5/2/05                                             985,000    984,927
    2.702% 5/4/05                                              60,000     59,987

44 Delaware Pooled Trust o 2005 Semiannual Report

                                                          Principal    Market
                                                            Amount      Value
                                                           (U.S.$)     (U.S.$)
--------------------------------------------------------------------------------

 ^Federal Home Loan Bank
    2.693% 5/4/05                                         $100,000   $   99,978
--------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  (COST $1,144,892)                                                   1,144,892
================================================================================
  SOVEREIGN DEBT - 0.17%

  United Mexican States
    6.75% 9/27/34                                           10,000        9,985
--------------------------------------------------------------------------------
  TOTAL SOVEREIGN DEBT
  (COST $10,350)                                                          9,985
================================================================================
--------------------------------------------------------------------------------
  TOTAL MARKET VALUE OF SECURITIES - 119.73%
  (COST $6,873,101)                                                   6,897,202
================================================================================
--------------------------------------------------------------------------------
  LIABILITIES NET OF RECEIVABLES AND
    OTHER ASSETS - (19.73%)9                                         (1,136,436)
================================================================================
--------------------------------------------------------------------------------
  NET ASSETS APPLICABLE TO 653,967
    SHARES OUTSTANDING;
    EQUIVALENT TO $8.81
    PER SHARE - 100.00%                                              $5,760,766
================================================================================
--------------------------------------------------------------------------------
  COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
--------------------------------------------------------------------------------
  Shares of beneficial interest
  (unlimited authorization - no par)                                 $5,690,985
  Undistributed net investment income                                    64,842
  Accumulated net realized loss on investments                          (20,302)
  Net unrealized appreciation of investments                             25,241
--------------------------------------------------------------------------------
  TOTAL NET ASSETS                                                   $5,760,766
================================================================================

 oVariable rate notes. The interest rate shown is the rate as of April 30, 2005. 9Of this amount, $1,522,520 represents payables for securities purchased as of
  April 30, 2005.
 ^Zero coupon security. The rate shown is the yield at the time of purchase. #Securities exempt from registration under Rule 144A of the Securities Act of
  1933.
  See Note 11 in "Notes to Financial Statements."

  Summary of Abbreviations:
  AMBAC - Insured by the AMBAC Assurance Company
  ARM - Adjustable Rate Mortgage
  FGIC - Insured by the Financial Guaranty Insurance Company
  FSA - Insured by Financial Security Assurance
  GNMA - Government National Mortgage Association
  MBIA - Insured by the Municipal Bond Insurance Association
  PRN - Principal Only Strip
  S.F. - Single Family
  SLMA - Student Loan Marketing Association
  TBA - To be announced
  yr - Year

The following swap agreement was outstanding at April 30, 2005:

SWAP AGREEMENT(1)

Notional     Expiration                                            Unrealized
 Amount         Date                   Description                Appreciation
--------------------------------------------------------------------------------
$85,000       6/30/05          Agreement with State Street          $1,140
                               to receive the notional amount
                               multiplied by the return
                               on the Lehman Brothers
                               Commercial MBS Index AAA
                               and to pay the notional
                               amount multiplied by the
                               1 month BBA LIBOR
                               adjusted by a spread of
                               minus 0.10%.

Because there is no organized market for this swap agreement, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(1) See Note 9 in "Notes to Financial Statements."

See accompanying notes

                               2005 Semiannual Report o Delaware Pooled Trust 45

DELAWARE POOLED TRUST -- THE HIGH-YIELD BOND PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2005 (UNAUDITED)

                                                           Principal     Market
                                                             Amount      Value
                                                            (U.S. $)    (U.S. $)
--------------------------------------------------------------------------------
  COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.79%

 #Meristar Commercial Mortgage Trust
   Series 1999-C1 C 144A
   8.29% 3/3/16                                              $10,000     $10,938
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
   (COST $11,149)                                                         10,938
================================================================================

  CONVERTIBLE BONDS- 0.27%
++Mirant 2.50% 6/15/21                                         5,000       3,775
--------------------------------------------------------------------------------
  TOTAL CONVERTIBLE BONDS
  (COST $3,813)                                                            3,775
================================================================================

CORPORATE BONDS - 94.13%

BASIC MATERIALS - 15.11%
  Abitibi-Consolidated
  6.95% 12/15/06                                               6,000       6,045
  BCP Caylux Holdings
   9.625% 6/15/14                                              5,000       5,538
 #Boise Cascade 144A
   7.125% 10/15/14                                            10,000       9,550
  Bowater 9.50% 10/15/12                                      15,000      15,600
  Fort James 7.75% 11/15/23                                   20,000      21,300
 #Huntsman International
   144A 7.375% 1/1/15                                         10,000      10,025
  Lyondell Chemical
   9.875% 5/1/07                                               1,000       1,030
  MDP Acquisitions
   9.625% 10/1/12                                             15,000      14,925
  Nalco 8.875% 11/15/13                                       10,000      10,300
 #NewPage 144A
   10.00% 5/1/12                                               5,000       4,900
  Norske Skog Canada
   8.625% 6/15/11                                             10,000      10,250
 #Novelis 144A
   7.25% 2/15/15                                               5,000       4,863
 #Port Townsend Paper
   144A 12.00% 4/15/11                                        24,000      22,919
  Potlatch 12.50% 12/1/09                                     10,000      12,489
  Rhodia
   8.875% 6/1/11                                               5,000       4,700
   10.25% 6/1/10                                               5,000       5,325
  Smurfit Capital Funding
   7.50% 11/20/25                                             10,000       9,500
++Solutia 6.72% 10/15/37                                      15,000      12,375
  Stone Container
   9.75% 2/1/11                                               10,000      10,525

                                                           Principal     Market
                                                             Amount      Value
                                                            (U.S. $)    (U.S. $)
--------------------------------------------------------------------------------
  Tembec Industries
   8.50% 2/1/11                                          $  5,000       $  3,850
   8.625% 6/30/09                                          10,000          8,100
  Witco 6.875% 2/1/26                                       5,000          4,825
                                                                        --------
                                                                         208,934
                                                                        --------

  CAPITAL GOODS - MANUFACTURING - 6.10%
  Anchor Glass 11.00% 2/15/13                               5,000          4,075
  Armor Holdings
   8.25% 8/15/13                                           10,000         10,650
 #Graham Packaging
   144A 9.875% 10/15/14                                     5,000          4,800
  Interface 10.375% 2/1/10                                 15,000         16,125
  Interline Brands
   11.50% 5/15/11                                           8,000          9,080
 #Lone Star Industries
   144A 8.85% 6/15/05                                       5,000          5,035
 IMueller Holdings
   14.75% 4/15/14                                          25,000         16,750
 #Park-Ohio Industries
   144A 8.375% 11/15/14                                     5,000          4,525
  Radnor Holdings
   o9.891% 4/15/09                                          5,000          4,975
    11.00% 3/15/10                                          5,000          3,350
  Trimas 9.875% 6/15/12                                     5,000          4,950
                                                                        --------
                                                                          84,315
                                                                        --------

  CONSUMER CYCLICAL - 19.03%
 #Accuride 144A 8.50% 2/1/15                               10,000          9,450
 IAdvanced Accessory Holdings
   13.25% 12/15/11                                          5,000          1,125
  Advanced Accessory Systems
   10.75% 6/15/11                                           5,000          3,575
  Ameristar Casinos
   10.75% 2/15/09                                          15,000         16,388
++Avado Brands
   9.75% 6/1/06                                            20,000          2,900
 #Buhrmann US 144A
   7.875% 3/1/15                                            5,000          4,900
 #Carrols 144A 9.00% 1/15/13                                5,000          5,150
  Corrections Corporation of
   America 7.50% 5/1/11                                    10,000         10,363
 #Denny's 144A 10.00% 10/1/12                              10,000         10,300
  Foster Wheeler
   10.359% 9/15/11                                         22,500         23,512
 #Grupo Transportation
   Ferroviaria 144A
   9.375% 5/1/12                                           10,000         10,100



46   Delaware Pooled Trust o 2005 Semiannual Report

                                                           Principal     Market
                                                             Amount      Value
                                                            (U.S. $)    (U.S. $)
--------------------------------------------------------------------------------
I#H-Lines Finance Holding 144A
   11.00% 4/1/13                                        $ 10,000        $  7,775
 #Horizon Lines 144A
   9.00% 11/1/12                                          10,000          10,575
  Kansas City Southern Railway
   9.50% 10/1/08                                          10,000          10,825
 #Knowledge Learning
   144A 7.75% 2/1/15                                       5,000           4,775
 #Landry's Restaurant 144A
   7.50% 12/15/14                                         10,000           9,350
 #Loehmanns Capital 144A
   13.00% 10/1/11                                          5,000           4,950
  MGM MIRAGE 9.75% 6/1/07                                 10,000          10,825
  O'Charleys 9.00% 11/1/13                                10,000          10,750
  OMI 7.625% 12/1/13                                      10,000          10,200
  Penn National Gaming
   8.875% 3/15/10                                         20,000          21,324
  Royal Caribbean Cruises
   7.25% 3/15/18                                           5,000           5,275
  Seabulk International
   9.50% 8/15/13                                           5,000           5,669
  Six Flags 9.625% 6/1/14                                  5,000           4,250
   Stena 9.625% 12/1/12                                    5,000           5,438
 ITown Sports International
   11.00% 2/1/14                                           5,000           2,925
  Ultrapetrol 9.00% 11/24/14                              10,000           9,250
 #Uno Restaurant 144A
   10.00% 2/15/11                                          5,000           4,975
++Venture Holdings
   12.00% 6/1/09                                          30,000              38
  Warnaco 8.875% 6/15/13                                   5,000           5,425
  Wheeling Island Gaming
   10.125% 12/15/09                                       15,000          16,050
 #Wynn Las Vegas 144A
   6.625% 12/1/14                                          5,000           4,700
                                                                        --------
                                                                         263,107
                                                                        --------

  CONSUMER NON-CYCLICAL - 10.69%
  Allied Waste North America
   9.25% 9/1/12                                           15,000          15,899
 #Commonwealth Brands
   144A 10.625% 9/1/08                                    15,000          15,750
  Geo Subordinate
   11.00% 5/15/12                                         10,000           9,850
  Great Atlantic & Pacific Tea
   7.75% 4/15/07                                           5,000           5,050
 #IMCO Recycling 144A
   9.00% 11/15/14                                         15,000          15,375
 #Le-Natures 144A
   10.00% 6/15/13                                         10,000          10,800
  National Beef Packing
   10.50% 8/1/11                                           5,000           4,813

                                                           Principal     Market
                                                             Amount      Value
                                                            (U.S. $)    (U.S. $)
--------------------------------------------------------------------------------
 NDCHealth 10.50% 12/1/12                              $  5,000         $  5,300
 Pilgrim's Pride
  9.625% 9/15/11                                         10,000           10,975
 Pinnacle Foods 8.25% 12/1/13                             5,000            4,175
#Rite Aid 144A 7.50% 1/15/15                              5,000            4,613
 True Temper Sports
  8.375% 9/15/11                                         10,000            8,800
 Universal Hospital Services
  10.125% 11/1/11                                        10,000           10,175
 US Oncology 10.75%
  8/15/14                                                10,000           10,800
 Vanguard Health
  9.00% 10/1/14                                          10,000           10,475
#Warner Chilcott 144A
  8.75% 2/1/15                                            5,000            4,925
                                                                        --------
                                                                         147,775
                                                                        --------

 ENERGY - 5.18%
 Bluewater Finance
  10.25% 2/15/12                                          5,000            5,325
#Chesapeake Energy
  144A 6.625% 1/15/16                                     5,000            4,950
 El Paso Natural Gas
  7.625% 8/1/10                                           5,000            5,249
 El Paso Production Holding
  7.75% 6/1/13                                           10,000           10,125
#Geophysique 144A
  7.50% 5/15/15                                           5,000            5,038
#Hilcorp Energy 144A
  10.50% 9/1/10                                           5,000            5,550
#Inergy Finance 144A
  6.875% 12/15/14                                         5,000            4,775
 Petroleum Geo-Services
  8.00% 11/5/06                                           1,754            1,793
  10.00% 11/5/10                                         11,742           13,151
oSecunda International
  11.141% 9/1/12                                          5,000            4,925
 Tennessee Gas Pipeline
  8.375% 6/15/32                                          5,000            5,761
 Whiting Petro 7.25% 5/1/13                               5,000            4,975
                                                                        --------
                                                                          71,617
                                                                        --------

 FINANCE - 3.75%
#America Real Estate Partners
  144A 7.125% 2/15/13                                    10,000            9,725
 BF Saul REIT 7.50% 3/1/14                                5,000            5,200
 E Trade Financial
  8.00% 6/15/11                                          15,000           15,450
#Farmers Exchange Capital
  144A 7.20% 7/15/48                                      5,000            5,333
 LaBranche & Company
  11.00% 5/15/12                                         10,000           10,550



                             2005 Semiannual Report o Delaware Pooled Trust   47

                                                           Principal     Market
                                                             Amount      Value
                                                            (U.S. $)    (U.S. $)
--------------------------------------------------------------------------------
  Tanger Properties
   9.125% 2/15/08                                      $  5,000         $  5,525
                                                                        --------
                                                                          51,783
                                                                        --------
  MEDIA - 12.37%
 OAdelphia Communications
   8.125% 7/15/06                                        10,000            8,600
  American Media Operations
   10.25% 5/1/09                                          5,000            5,150
  Cenveo 7.875% 12/1/13                                   5,000            4,713
 #Charter Communications
   144A 5.875% 11/16/09                                   5,000            3,281
  Charter Communications
   Holdings 10.75% 10/1/09                               40,000           30,399
  CSC Holdings
   10.50% 5/15/16                                        15,000           16,463
  Dex Media West
   9.875% 8/15/13                                         5,000            5,575
  Insight Midwest
   10.50% 11/1/10                                        15,000           16,050
  Lodgenet Entertainment
   9.50% 6/15/13                                         10,000           10,800
  Mediacom Broadband
   11.00% 7/15/13                                         5,000            5,275
  Mediacom Capital
   9.50% 1/15/13                                         10,000            9,625
  Nextmedia Operating
   10.75% 7/1/11                                         10,000           10,813
  Sheridan Group
   10.25% 8/15/11                                        10,000           10,625
  Warner Music Group
   7.375% 4/15/14                                         5,000            5,025
  XM Satellite Radio
   12.00% 6/15/10                                        25,000           28,625
                                                                        --------
                                                                         171,019
                                                                        --------
  TECHNOLOGY - 0.71%
 #MagnaChip Semiconductor 144A
   8.00% 12/15/14                                         5,000            4,350
  Sanmina 10.375% 1/15/10                                 5,000            5,500
                                                                        --------
                                                                           9,850
                                                                        --------

  TELECOMMUNICATIONS - 10.87%
  Alaska Communications Systems
   9.875% 8/15/11                                        10,000           10,650
++Allegiance Telecom
   11.75% 2/15/08                                        10,000            2,550
  Centennial Cellular Operating
   10.125% 6/15/13                                        5,000            5,488

                                                           Principal     Market
                                                             Amount      Value
                                                            (U.S. $)    (U.S. $)
--------------------------------------------------------------------------------
  Cincinnati Bell
   8.375% 1/15/14                                       $ 15,000        $ 14,362
 IInmarsat Finance
   10.375% 11/15/12                                       10,000           7,450
  iPCS 11.50% 5/1/12                                       5,000           5,550
#IWO Escrow 144A
   o6.891% 1/15/12                                         5,000           5,025
   I10.75% 1/15/15                                         5,000           3,175
  MCI
   6.908% 5/1/07                                           8,000           8,140
   7.688% 5/1/09                                          15,000          15,524
  MetroPCS 10.75% 10/1/11                                  5,000           5,850
 #New Skies Satellite
   144A 9.125% 11/1/12                                     5,000           5,025
  PanAmSat 9.00% 8/15/14                                   5,000           5,225
 #Qwest 144A 7.875% 9/1/11                                 5,000           5,100
 #Qwest Services 144A
   13.50% 12/15/10                                        10,000          11,300
  Rural Cellular
   9.625% 5/15/08                                          5,000           4,800
   9.875% 2/1/10                                           5,000           5,038
 #Telcordia Technologies
  144A 10.00% 3/15/13                                     10,000           9,700
 oUS LEC 11.89% 10/1/09                                    5,000           5,175
  US Unwired 10.00% 6/15/12                                5,000           5,513
 #Valor Telecommunications
   144A 7.75% 2/15/15                                     10,000           9,625
                                                                        --------
                                                                         150,265
                                                                        --------
  UTILITIES - 10.32%
 #Allegheny Energy Supply
   Statutory Trust 2001 Series B
   144A 13.00% 11/15/07                                    5,000           5,625
  Avista 9.75% 6/1/08                                      5,000           5,740
  Calpine 8.25% 8/15/05                                    5,000           4,475
 #Dynegy Holdings
   144A 10.125% 7/15/13                                   15,000          15,525
  Elwood Energy 8.159% 7/5/26                              4,384           4,965
  Midland Funding II
   11.75% 7/23/05                                          1,721           1,754
  Midwest Generation
   8.30% 7/2/09                                           10,000          10,550
   8.75% 5/1/34                                           15,000          16,425
++Mirant Americas Generation
   7.625% 5/1/06                                          20,000          22,850
 #NRG Energy 144A
   8.00% 12/15/13                                          9,000           9,135
  Orion Power Holdings
   12.00% 5/1/10                                          10,000          12,000
  PSEG Energy Holdings
   7.75% 4/16/07                                           5,000           5,150


48   Delaware Pooled Trust o 2005 Semiannual Report

                                                           Principal     Market
                                                             Amount      Value
                                                            (U.S. $)    (U.S. $)
--------------------------------------------------------------------------------
   Reliant Energy
    9.50% 7/15/13                                      $    5,000     $    5,213
  #Texas Genco 144A
    6.875% 12/15/14                                         5,000          4,925
++#USGen New England 144A
    7.459% 1/2/15                                          20,000         18,400
--------------------------------------------------------------------------------
                                                                         142,732
                                                                      ----------
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
   (COST $1,337,711)                                                   1,301,397
================================================================================

   SOVEREIGN DEBT - 0.36%

   VENEZUELA - 0.36%

   Venezuela Government International
    9.375% 1/13/34                                          5,000          4,958
--------------------------------------------------------------------------------
   TOTAL SOVEREIGN DEBT
   (COST $5,288)                                                           4,958
================================================================================

                                                          Number of
                                                            Shares
--------------------------------------------------------------------------------

   COMMON STOCK - 0.65%
  +Foster Wheeler                                             114          1,684
   MCI                                                         73          1,937
  +Petroleum Geo-Services ADR                                  65          3,951
  +XM Satellite Radio Holdings
         Class A                                               50          1,387
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
   (COST $5,220)                                                           8,959
================================================================================

   WARRANTS - 0.00%
 +#Horizon PCS 144A, exercise price
    $5.88, expiration date 10/1/10                             50              0
 +#Solutia Warrants 144A,
    exercise price $7.59,
    expiration date 7/15/09                                    55              0
--------------------------------------------------------------------------------
   TOTAL WARRANTS
   (COST $7,413)                                                               0
================================================================================

                                                           Principal     Market
                                                             Amount      Value
                                                            (U.S. $)    (U.S. $)
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 2.39%

   With BNP Paribas 2.84% 5/2/05
      (dated 4/29/05, to be repurchased at
      $17,954, collateralized by $2,640
      U.S. Treasury Bills due 8/11/05,
      market value $2,620, $2,620
      U.S. Treasury Bills due 8/18/05,
      market value $2,592 and $13,220
      U.S. Treasury Bills due
      8/25/05, market value
      $13,097)                                             $17,950      $17,950

   With UBS Warburg 2.82% 5/2/05
      (dated 4/29/05, to be
      repurchased at $15,054,
      collateralized by $2,980
      U.S. Treasury Notes
      1.50% due 3/31/06,
      market value $2,936, $2,640
      U.S. Treasury Notes 2.25%
      due 4/30/06, market value
      $2,642, $8,030 U.S. Treasury
      Notes 2.75% due 6/30/06,
      market value $8,050 and
      $1,760 U.S. Treasury Notes
      2.375% due 8/15/06,
      market value $1,741)                                  15,050       15,050
   ----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $33,000)                                                        33,000
   ============================================================================
   ----------------------------------------------------------------------------
   TOTAL MARKET VALUE OF SECURITIES - 98.59%
   (COST $1,403,594)                                                  1,363,027
   ============================================================================
   ----------------------------------------------------------------------------
   RECEIVABLES AND OTHER ASSETS
    NET OF LIABILITIES - 1.41%                                           19,514

   NET ASSETS APPLICABLE To 184,655
    SHARES OUTSTANDING;
    EQUIVALENT TO $7.49
    PER SHARE - 100.00%                                              $1,382,541
   ============================================================================
   ----------------------------------------------------------------------------
   COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
   ----------------------------------------------------------------------------
   Shares of beneficial interest
    (unlimited authorization - no par)                               $5,524,159
   Undistributed net investment income                                   15,490
   Accumulated net realized loss on investments                      (4,114,798)
   Net unrealized depreciation of investments                           (42,310)
   ----------------------------------------------------------------------------
   TOTAL NET ASSETS                                                  $1,382,541
   ============================================================================

   #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements."

   OSecurity is currently in default. The issue has missed the maturity date.
    Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

  +Non-income producing security for the period ended April 30, 2005. ++Non-income producing security. Security is currently in default.
  IStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
  oVariable rate notes - the interest rate shown is the rate as of April 30, 2005.

ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

  See accompanying notes

                             2005 Semiannual Report o Delaware Pooled Trust   49

DELAWARE POOLED TRUST -- THE CORE PLUS FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                                        Market
                                                         Principal       Value
                                                          Amounto       (U.S.$)
--------------------------------------------------------------------------------
 AGENCY ASSET-BACKED SECURITIES- 1.16%
oFannie Mae Grantor Trust
   Series 2004-T4 A2
   3.93% 2/25/20                             USD           90,000       $ 89,661
   Series 2004-T4 A3
   4.42% 8/25/24                                           35,000         34,977
oSLMA Student Loan Trust
   Series 2004-3 A3
   3.251% 4/25/16                                         410,000        411,088
   Series 2004-8 A3
   3.251% 7/27/15                                         445,000        445,920
--------------------------------------------------------------------------------
TOTAL AGENCY ASSET-BACKED SECURITIES
(COST $982,014)                                                          981,646
================================================================================
 AGENCY COLLATERALIZED MORTGAGE
 OBLIGATIONS - 2.14%

 Fannie Mae
  Series 1996-46 ZA
  7.50% 11/25/26                                           25,763         27,671
  Series 2002-90 A1
  6.50% 6/25/42                                            63,496         65,937
  Series 2004-90 PC
  5.00% 3/25/27                                            65,000         65,660
  Series 2005-1 KZ
  5.00% 2/25/35                                           121,506        111,200
 Fannie Mae Grantor Trust
  Series 1999-T2 A1
  7.50% 1/19/39                                            10,242         10,843
  Series 2001-T8 A2
  9.50% 7/25/41                                            20,184         22,229
  Series 2004-T1 1A2
  6.50% 1/25/44                                            13,160         13,681
 Fannie Mae Whole Loan Series
  2004-W9 2A1
  6.50% 2/25/44                                            33,509         34,703
 Freddie Mac
  Series 2326 ZQ
  6.50% 6/15/31                                           455,143        483,812
  Series 2727 PM
  4.50% 1/15/34                                           100,000         92,949
  Series 2889 OE
  5.00% 1/15/30                                           110,000        110,340
  Series 2890 PC
  5.00% 7/15/30                                           200,000        200,742
  Series 2902 LC
  5.50% 12/15/17                                          185,000        189,117

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
Freddie Mac Structured Pass Through Securities
  Series T-54 2A
  6.50% 2/25/43                    USD                     118,587    $  123,682
  Series T-56 A2A
  2.842% 7/25/36                                            27,045        26,837
  Series T-58 1A2
  3.108% 5/25/35                                           112,035       111,379
  Series T-58 2A
  6.50% 9/25/43                                             34,173        35,478
GNMA Series 2002-62 B
  4.763% 1/16/25                                            80,000        80,701
--------------------------------------------------------------------------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,798,291)                                                      1,806,961
================================================================================

AGENCY MORTGAGE-BACKED SECURITIES - 29.22%
Fannie Mae
  6.204% 5/1/09                                             74,788        78,691
  6.50% 8/1/17                                             109,399       114,049
Fannie Mae Relocation 30 yr
  5.00% 11/1/33                                             49,472        49,596
  5.00% 1/1/34                                              28,183        28,191
  5.00% 1/1/34                                              52,929        53,061
  5.00% 11/1/34                                            178,611       178,667
  5.00% 11/1/34                                            119,214       119,251
  5.00% 4/1/35                                             610,000       610,191
Fannie Mae S.F. 15 yr
  6.00% 6/1/17                                               7,468         7,746
  6.00% 2/1/18                                             122,757       127,323
Fannie Mae S.F. 15 yr TBA
  4.50% 5/1/35                                           1,405,000     1,390,072
  5.00% 5/1/20                                           1,605,000     1,616,536
  5.50% 5/1/20                                           1,610,000     1,647,734
Fannie Mae S.F. 30 yr
  5.00% 9/1/33                                             142,545       141,610
  5.00% 3/1/34                                             305,075       303,072
  5.00% 3/1/34                                             602,048       598,097
  5.00% 3/1/35                                             334,212       331,288
  5.00% 3/1/35                                             134,761       133,582
  5.50% 3/1/29                                              66,470        67,488
  5.50% 4/1/29                                              79,344        80,559
  7.00% 12/1/33                                            100,514       106,262
  7.50% 6/1/34                                             298,113       319,167
Fannie Mae S.F. 30 yr TBA
  5.00% 5/1/35                                           2,620,000     2,594,618
  5.00% 6/1/35                                             835,000       824,823
  5.50% 5/1/35                                           5,305,000     5,356,391



50   Delaware Pooled Trust o 2005 Semiannual Report

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------

  6.00% 5/1/35                     USD                  1,855,000     $1,904,853
  6.50% 5/1/34                                          2,200,000      2,287,999
  7.00% 5/1/35                                            720,000        760,275
  7.50% 5/1/35                                             85,000         90,977
oFreddie Mac ARM
  3.73% 4/1/34                                             74,540         75,682
 Freddie Mac Relocation
  30 yr 5.00% 9/1/33                                       48,648         48,785
 Freddie Mac S.F. 20 yr
   5.50% 8/1/24                                           521,615        528,624
   5.50% 9/1/24                                           952,842        965,645
 Freddie Mac S.F. 30 yr
  5.50% 11/1/33                                           137,875        139,642
  6.50% 10/1/33                                            19,195         19,963
 GNMA S.F. 30 yr
  7.50% 1/15/30                                             6,108          6,563
 GNMA S.F. 30 yr TBA
  5.00% 4/5/35                                          1,005,000      1,003,116
--------------------------------------------------------------------------------
 TOTAL AGENCY MORTGAGE-BACKED SECURITIES
 (COST $24,562,230)                                                   24,710,189
================================================================================

 AGENCY OBLIGATIONS - 1.40%
 Fannie Mae
  3.125% 12/15/07                                         300,000        293,868
  5.00% 4/15/15                                           155,000        160,376
  5.25% 8/1/12                                            415,000        430,720
 ^5.575% 10/9/19                                          450,000        211,355
^Financing Corporation
  Principal Strip PRN-2
  5.032% 11/30/17                                         160,000         88,221
--------------------------------------------------------------------------------
 TOTAL AGENCY OBLIGATIONS
 (COST $1,161,987)                                                     1,184,540
================================================================================

 ASSET-BACKED SECURITIES - 3.02%
 AmeriCredit Automobile Receivables Trust
  Series 2001-C A4
  5.01% 7/14/08                                            38,574         38,839
  Series 2002-A A4
  4.61% 1/12/09                                           254,790        256,427
 Capital One Multi-Asset
  Execution Trust
  Series 2003-C2 C2
  4.32% 4/15/09                                           170,000        170,597
#Chase Funding Net Interest
  Margin Series 2003-6A Note
  144A 5.00% 1/27/35                                           88             88
 Chase Manhattan Auto Owner
  Trust Series 2003-B A3
  1.82% 7/16/07                                           124,195        123,338

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
 Citibank Credit Card Issuance
  Trust Series 2004-A4 A4
  3.20% 8/24/09                         USD               150,000       $147,229
 Countrywide Asset-Backed Certificates
 oSeries 2004-S1 A2
  3.872% 3/25/20                                          380,000        376,542
 #Series 2004-1
  Net Interest Margin
  144A 6.00% 5/25/34                                       16,140         16,242
 oSeries 2004-9 AF2
  3.337% 9/25/23                                           70,000         69,259
#GSAA Trust Series 2004-4
  N Note 144A 6.25% 5/25/34                                52,419         52,386
#Home Equity Asset Trust
  Net Interest Margin
  Series 2003-7N A 144A
  5.25% 4/27/34                                             5,609          5,612
oMBNA Master Credit Card
  Trust USA Series 1996-B A
  3.214% 8/15/08                                           25,000         25,054
oMerrill Lynch Mortgage Investors
  Series 2004-WMC5 A2B2
  3.37% 7/25/35                                           110,000        110,366
  Series 2005-NC1 A2B
  3.24% 10/25/35                                           55,000         55,057
  Series 2005-WMC1 A2B
  3.24% 9/25/35                                           430,000        430,635
Mid-State Trust
  Series 2004-1 A
  6.005% 8/15/37                                           17,535         17,740
  Series 2011 A1
  4.864% 7/15/38                                            7,801          7,567
oNovastar Home Equity Loan
  Series 2004-4 A2B
  3.36% 3/25/35                                           135,000        135,482
oRenaissance Home Equity
  Loan Trust Series 2004-4 AF2
  3.856% 2/25/35                                          100,000         99,278
oResidential Asset Mortgage Products
  Series 2004-RS12 AII2
  3.25% 12/25/34                                           80,000         80,124
  Series 2004-RZ2 AI3
  4.30% 1/25/31                                            30,000         30,013
Structured Asset Securities
  Series 2001-SB1 A2
  3.375% 8/25/31                                           81,371         76,469
  Series 2005-NC1 A2
  3.92% 2/25/35                                           230,000        228,038
--------------------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
 (COST $2,558,664)                                                     2,552,382
================================================================================



                             2005 Semiannual Report o Delaware Pooled Trust   51

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
 COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.25%
 Bank of America Commercial Mortgage
  Series 2004-5 A3
  4.561% 11/10/41                  USD                       75,000     $ 74,627
  Series 2005-1 A3
  4.877% 11/10/42                                           610,000      620,085
#Bear Stearns Commercial
  Mortgage Securities
  Series 2004-ESA E 144A
  5.064% 5/14/16                                            225,000      228,373
 First Union-Lehman
  Brothers-Bank of America
  Series 1998-C2 A2
  6.56% 11/18/35                                            105,000      110,755
 General Motors Acceptance
  Corporation Commercial
  Mortgage Securities
  Series 1998-C2 A2
  6.42% 5/15/35                                              53,000       55,994
oGreenwich Capital Commercial
  Funding Series 2004-GG1 A7
  5.317% 6/10/36                                            200,000      206,884
 J.P. Morgan Chase Commercial
  Mortgage Securities
  Series 2002-C1 A3
  5.376% 7/12/37                                             95,000       98,887
  Series 2003-C1 A2
  4.985% 1/12/37                                            310,000      315,238
 LB-UBS Commercial Mortgage
  Trust Series 2005-C2 A2
  4.821% 4/15/30                                            210,000      213,067
 Merrill Lynch Mortgage Trust
 oSeries 2004-BPC1 A3
  4.467% 10/12/41                                           190,000      187,911
 #Series 2005-GGP1E 144A
  4.33% 11/15/10                                            105,000      104,997
 #Series 2005-GGP1F 144A
  4.35% 11/15/10                                            105,000      104,998
 oSeries 2005-MKB2 A4
  5.204% 9/12/42                                            125,000      127,763
#Nationslink Funding
  Series 1998-2 F 144A
  7.105% 8/20/30                                             45,000       49,901
 Nomura Asset Securities
  Series 1998-D6 A1B
  6.59% 3/15/30                                             110,000      116,771
#Tower Series 2004-2A A
  144A 4.232% 12/15/14                                      135,000      132,926
--------------------------------------------------------------------------------
 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
 (COST $2,751,984)                                                     2,749,177
================================================================================

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
  CORPORATE BONDS - 27.90%
  BANKING - 1.90%

o#Banco Santander 144A
   3.31% 12/9/09                      USD              155,000        $  155,091
   Citigroup 5.875% 2/22/33                            330,000           347,247
   HSBC Bank USA
   3.875% 9/15/09                                      250,000           244,251
#Mizuho Finance Group
   144A 5.79% 4/15/14                                   75,000            77,724
 Popular North America
   Capital Trust
   6.564% 9/15/34                                      195,000           213,122
o#Rabobank Capital Funding II
   144A 5.26% 12/29/49                                 165,000           166,511
   Regions Financial
   6.375% 5/15/12                                      165,000           180,552
 #TuranAlem Finance BV
   144A 7.875% 6/2/10                                  220,000           221,650
                                                                      ----------
                                                                       1,606,148
                                                                      ----------
  BASIC INDUSTRIES - 1.68%
  Abitibi-Consolidated
   6.95% 12/15/06                                      275,000           277,062
  Ispat Inland 9.75% 4/1/14                             41,000            47,048
  Lubrizol 4.625% 10/1/09                              135,000           133,934
  Norske Skog Canada
   8.625% 6/15/11                                      160,000           164,000
  Smurfit Capital Funding
   6.75% 11/20/05                                      305,000           306,524
  Temple-Inland
   5.003% 5/17/07                                      185,000           186,799
  Witco
   6.875% 2/1/26                                        75,000            72,375
   7.75% 4/1/23                                        225,000           232,875
                                                                      ----------
                                                                       1,420,617
                                                                      ----------

  BROKERAGE - 0.71%
  Amvescap Plc
   4.50% 12/15/09                                      220,000           218,832
  Goldman Sachs
   6.345% 2/15/34                                      235,000           246,852
  Morgan Stanley
   4.75% 4/1/14                                        115,000           111,352
   5.30% 3/1/13                                         25,000            25,588
                                                                         602,624

  CAPITAL GOODS - 0.51%
o#Bombardier Capital 144A
  5.314% 5/30/05                                        315,000          314,887
 #Lone Star Industries 144A
  8.85% 6/15/05                                          60,000           60,425
  York International
  6.625% 8/15/06                                         50,000           51,546
                                                                      ----------
                                                                         426,858
                                                                      ----------


52 Delaware Pooled Trust o 2005 Semiannual Report

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
 COMMUNICATIONS - 4.80%

 BellSouth
   4.75% 11/15/12                  USD                 115,000        $  114,581
 Citizens Communications
   9.25% 5/15/11                                        95,000           103,313
#Cox Communications 144A
   4.625% 1/15/10                                      105,000           103,553
 CSC Holdings
   8.125% 8/15/09                                       70,000            72,100
   10.50% 5/15/16                                      160,000           175,600
 GTE Hawaiian Telephone
   7.00% 2/1/06                                        100,000           100,613
   7.375% 9/1/06                                       105,000           106,303
#Hanarotelecom 144A
   7.00% 2/1/12                                        150,000           143,979
#Intelsat 144A
  o7.805% 1/15/12                                       95,000            95,713
   8.25% 1/15/13                                        65,000            65,813
 InterActiveCorp
   6.75% 11/15/05                                       20,000            20,263
 MCI
   6.908% 5/1/07                                       360,000           366,299
   7.688% 5/1/09                                        75,000            77,625
#Qwest 144A
   7.875% 9/1/11                                       300,000           305,999
#Qwest Services 144A
   13.50% 12/15/07                                      65,000            71,338
   14.00% 12/15/10                                      65,000            73,450
 SBC Communications
   4.125% 9/15/09                                       50,000            49,221
   6.15% 9/15/34                                       195,000           203,031
 Sprint Capital
   4.78% 8/17/06                                       245,000           246,759
   6.375% 5/1/09                                        40,000            42,606
   8.375% 3/15/12                                      205,000           243,086
   8.75% 3/15/32                                       380,000           512,551
#Telecom Italia Capital 144A
   4.00% 1/15/10                                       145,000           140,218
 Telefonos de Mexico
   4.50% 11/19/08                                      225,000           222,162
 Thomson
   5.75% 2/1/08                                        165,000           170,789
 Time Warner Entertainment
   8.375% 3/15/23                                      185,000           233,352
                                                                      ----------
                                                                       4,060,317
                                                                      ----------

 CONSUMER CYCLICAL - 3.48%
 Boyd Gaming 9.25% 8/1/09                               105,000          111,300
oCentex 2.993% 8/1/07                                   165,000          165,317
 Corrections Corporation of
 America 7.50% 5/1/11                                    85,000           88,081
oDaimlerChrysler NA Holdings
 3.45% 9/10/07                                          225,000          222,889

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
 DR Horton
   5.25% 2/15/15                   USD                 130,000        $  121,834
 Ford Motor 7.45% 7/16/31                               80,000            65,906
 Ford Motor Credit
   5.625% 10/1/08                                      105,000            99,110
   5.70% 1/15/10                                       110,000            99,518
   7.00% 10/1/13                                       130,000           117,176
oGeneral Motors Acceptance
   Corporation 4.10% 7/16/07                           155,000           145,244
 Johnson Controls
   5.00% 11/15/06                                       25,000            25,286
#Jones Apparel 144A
   4.25% 11/15/09                                      125,000           120,284
oLiberty Media
   4.51% 9/17/06                                       460,000           465,571
 Limited 6.95% 3/1/33                                  150,000           154,779
 Lodgenet Entertainment
   9.50% 6/15/13                                       120,000           129,600
 MGM Mirage 9.75% 6/1/07                               540,000           584,550
 Michaels Stores 9.25% 7/1/09                           90,000            95,175
 Time Warner 8.18% 8/15/07                             125,000           135,119
                                                                      ----------
                                                                       2,946,739
                                                                      ----------
 CONSUMER NON-CYCLICAL - 2.18%
 Caremark Rx
   7.375% 10/1/06                                      345,000           358,368
 Constellation Brands
   8.125% 1/15/12                                       95,000            97,850
 GlaxoSmithKline Capital
   5.375% 4/15/34                                       15,000            15,356
 Great Atlantic & Pacific Tea
   7.75% 4/15/07                                       100,000           101,000
 HCA
   5.50% 12/1/09                                       230,000           229,345
 Kraft Foods
   4.125% 11/12/09                                     275,000           270,324
   5.625% 11/1/11                                      160,000           168,056
 Medco Health Solutions
   7.25% 8/15/13                                       300,000           333,983
 Universal 6.50% 2/15/06                                60,000            61,150
#Wellpoint 144A
   3.75% 12/14/07                                      115,000           113,673
   4.25% 12/15/09                                       95,000            93,802
                                                                      ----------
                                                                       1,842,907
                                                                      ----------

 ELECTRIC - 3.55%
 Avista
   7.75% 1/1/07                                          65,000           68,679
   9.75% 6/1/08                                         285,000          327,186
oAvista Capital Trust III
   6.50% 4/1/34                                        125,000           128,218
 Dominion Resources
   7.195% 9/15/14                                      165,000           190,629


                               2005 Semiannual Report o Delaware Pooled Trust 53

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
  FPL Group Capital
    4.086% 2/16/07                        USD           295,000       $  294,660
  Monongahela Power
    5.00% 10/1/06                                        45,000           45,565
o#Pinnacle West Energy 144A
    3.63% 4/1/07                                        185,000          185,014
 #Power Contract Financing 144A
    5.20% 2/1/06                                         24,585           24,816
    6.256% 2/1/10                                        60,000           62,340
  PSE&G Energy Holdings
    7.75% 4/16/07                                       255,000          262,650
 oSCANA 3.109% 3/1/08                                   165,000          165,219
  Southern California Edison
   o3.075% 12/13/07                                     185,000          184,937
    6.00% 1/15/34                                       105,000          113,740
    7.625% 1/15/10                                      205,000          231,269
  Southern Capital Funding
    5.30% 2/1/07                                         35,000           36,038
  TECO Energy 7.20% 5/1/11                              140,000          148,750
  TNP Enterprises
    10.25% 4/1/10                                        40,000           42,300
 #TXU 144A
    4.80% 11/15/09                                      220,000          215,868
    5.55% 11/15/14                                      165,000          159,341
  TXU Energy
    7.00% 3/15/13                                       105,000          116,720
                                                                       ---------
                                                                       3,003,939
                                                                       ---------
  ENERGY - 1.69%
  Apache Finance
    7.00% 3/15/09                                        10,000           11,091
 #Canadian Oil Sands 144A
    4.80% 8/10/09                                        80,000           80,144
  Halliburton 5.50% 10/15/10                             75,000           78,151
  Naftogaz Ukrainy
    8.125% 9/30/09                                      300,000          309,719
  Nexen 5.875% 3/10/35                                   90,000           87,056
  Norsk Hydro 6.70% 1/15/18                              40,000           45,610
  Petroleum Geo-Services
    8.00% 11/5/06                                        55,500           56,749
 oSecunda International
    11.141% 9/1/12                                      205,000          201,925
  Tesoro 8.00% 4/15/08                                  105,000          110,513
  Tyumen Oil 11.00% 11/6/07                             240,000          267,048
  USX 9.125% 1/15/13                                     40,000           50,839
  Valero Energy
    6.125% 4/15/07                                       40,000           41,148
    7.375% 3/15/06                                       25,000           25,701
  Western Oil Sands
    8.375% 5/1/12                                        55,000           61,311
                                                                       ---------
                                                                       1,427,005
                                                                       ---------

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
  FINANCIAL/OTHER - 0.64%

 #Berkshire Hathaway Finance
    144A 4.125% 1/15/10                  USD            155,000       $  152,927
 #Power Receivables Finance 144A
    6.29% 1/1/12                                        184,396          191,430
o#Premium Asset Trust
    Series 2005-2 144A
    2.95% 2/2/07                                        195,000          194,765
                                                                       ---------
                                                                         539,122
                                                                       ---------
  INSURANCE - 3.44%

 #Farmers Exchange Capital 144A
    7.05% 7/15/28                                       455,000          482,116
 #Farmers Insurance Exchange 144A
    6.00% 8/1/14                                         65,000           66,883
    8.625% 5/1/24                                        40,000           49,479
 #Liberty Mutual 144A
    7.00% 3/15/34                                       190,000          196,844
  Marsh & McLennan
   o3.28% 7/13/07                                       205,000          203,783
    5.375% 3/15/07                                      260,000          264,660
 #Nationwide Mutual Insurance
    144A 7.875% 4/1/33                                  180,000          222,711
o#North Front Pass-Through Trust
    144A 5.81% 12/15/24                                 750,000          770,538
o#Oil Insurance 144A
    5.15% 8/15/33                                       450,000          454,899
o#Twin Reefs 144A
    3.91% 12/31/49                                      200,000          201,155
                                                                       ---------
                                                                       2,913,068
                                                                       ---------
  NATURAL GAS - 1.63%

 oAtmos Energy
    3.516% 10/15/07                                     145,000          145,286
  Enterprise Products Operating
    4.00% 10/15/07                                      200,000          196,462
    4.625% 10/15/09                                     165,000          162,588
  Sempra Energy
 o3.318% 5/21/08                                        195,000          195,678
    4.621% 5/17/07                                      245,000          246,175
  Valero Logistics Operations
    6.05% 3/15/13                                       205,000          217,995
 #Williams Gas Pipelines Central
    144A 7.375% 11/15/06                                200,000          209,964
                                                                       ---------
                                                                       1,374,148
                                                                       ---------
  REAL ESTATE - 0.21%

  Developers Diversified Realty
    4.625% 8/1/10                                       145,000          142,337
    5.25% 4/15/11                                        35,000           35,235
                                                                         177,572

54   Delaware Pooled Trust o 2005 Semiannual Report

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
 TECHNOLOGY - 0.64%

 Alltel
   4.656% 5/17/07                   USD                 180,000       $  181,617
 Motorola 4.608% 11/16/07                               360,000          362,749
                                                                       ---------
                                                                         544,366
                                                                       ---------
 TRANSPORTATION - 0.84%

 American Airlines
   6.817% 5/23/11                                       155,000          144,610
 Continental Airlines
   6.503% 6/15/11                                       185,000          176,961
oCSX 3.05% 8/3/06                                        95,000           95,229
#Erac USA Finance 144A
   7.35% 6/15/08                                        270,000          293,093
                                                                       ---------
                                                                         709,893
                                                                       ---------
--------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS
 (COST $23,695,498)                                                   23,595,323
================================================================================
 MUNICIPAL BONDS - 1.31%

 Augusta, Georgia Water &
 Sewer Revenue
   5.25% 10/1/34  (FSA)                                 165,000          178,428
   5.25% 10/1/39 (FSA)                                  145,000          155,517
 California State
   5.00% 2/1/33                                           5,000            5,158
 California State Economic
   Recovery Series A
   5.25% 7/1/13                                          30,000           33,645
 California State University
   Systemwide Revenue
   5.00% 11/1/30 (AMBAC)                                 90,000           95,191
 Colorado Department of
   Transportation Revenue Series B
   5.00% 12/15/13 (FGIC)                                 90,000           99,890
 Forsyth, Montana Pollution
   Control Revenue
   (Portland General Project)
   Series A 5.20% 5/1/33                                 10,000           10,494
 Golden State, California Tobacco
   Securitization Corporation
   Settlement Revenue Series B
   5.50% 6/1/43                                          25,000           26,635
   5.625% 6/1/38                                         15,000           16,244
 Illinois State Taxable Pension
   5.10% 6/1/33                                          85,000           84,493
 New Jersey Economic Development
   Authority Revenue Cigarette Tax
   5.75% 6/15/29                                         70,000           75,104

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
 New York State Sales Tax
   Asset Receivables Series A
   5.25% 10/15/27 (AMBAC) USD              USD             90,000      $  98,528
 New York State Urban
   Development Series A-1
   5.25% 3/15/34 (FGIC)                                    70,000         75,209
 Oregon State Taxable Pension
   5.892% 6/1/27                                           30,000         33,202
 Puerto Rico Public Buildings
   Authority Revenue
   (Government Facilities)
   Series I 5.25% 7/1/33                                   60,000         63,858
 West Virginia Economic
   Development Authority
   5.37% 7/1/20 (MBIA)                                     15,000         15,609
   6.07% 7/1/26                                            40,000         42,895
--------------------------------------------------------------------------------
 TOTAL MUNICIPAL BONDS
 (COST $1,066,814)                                                     1,110,100
================================================================================
 NON-AGENCY COLLATERALIZED MORTGAGE
 OBLIGATIONS - 6.29%

 Bank of America Alternative Loan Trust
   Series 2003-10 2A1
   6.00% 12/25/33                                          33,246         33,973
   Series 2004-2 1A1
   6.00% 3/25/34                                           61,989         63,345
   Series 2004-10 1CB1
   6.00% 11/25/34                                         204,063        210,391
   Series 2005-3 2A1
   5.50% 4/25/20                                          186,546        190,161
 Bank of America Funding
   Series 2004-3 2A2
   5.00% 9/25/19                                           90,631         90,687
oBank of America Mortgage Securities
   Series 2003-D 1A2
   3.428% 5/25/33                                           1,710          1,710
   Series 2003-I 2A4
   3.828% 10/25/33                                         35,000         34,790
   Series 2004-A 1A1
   3.481% 2/25/34                                          25,987         25,867
   Series 2004-E 1A1
   3.53% 6/25/34                                          209,868        208,423
   Series 2004-G 2A6
   4.657% 8/25/34                                          45,000         45,459
   Series 2005-A 2A1
   4.492% 2/25/35                                         299,926        298,732
   Series 2005-B 2A1
   4.428% 3/25/35                                         573,138        569,919
oCountrywide Alternative
   Loan Trust Series 2004-J7 1A2
   4.673% 8/25/34                                         135,000        135,388

                               2005 Semiannual Report o Delaware Pooled Trust 55

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
oCountrywide Home Loan Mortgage
   Pass Through Trust
   Series 2003-56 3A7B
   4.71% 12/25/33                        USD             60,000         $ 59,833
 Credit Suisse First Boston
   Mortgage Securities
   Series 2003-29 5A1
   7.00% 12/25/33                                        31,931           33,039
   Series 2004-1 3A1
   7.00% 2/25/34                                         10,864           11,228
 Deutsche Alternative Loan
   Securities Series 2003-3 2A3
   4.50% 10/25/33                                        25,000           25,036
oDeutsche Mortgage Securities
   Series 2004-4 1A2
   4.01% 4/25/34                                         30,000           29,985
 First Horizon Alternative
   Mortgage Securities
   Series 2004-FA1 1A1
   6.25% 10/25/34                                       255,877          263,727
 First Horizon Asset Securities
   Series 2003-5 1A17
   8.00% 7/25/33                                          8,528            8,994
oSeries 2004-AR5 4A1
   5.667% 10/25/34                                       87,713           89,634
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A
   7.75% 9/19/27                                         50,051           53,490
   Series 1999-2 A
   8.00% 9/19/27                                        128,557          138,388
   Series 1999-3 A
   8.00% 8/19/29                                         57,927           62,355
   Series 2005-RP1 1A3
   8.00% 1/25/35                                        174,758          188,871
   Series 2005-RP1 1A4
   8.50% 1/25/35                                        158,443          174,413
oMASTR Adjustable Rate
   Mortgages Trust
   Series 2003-6 1A2
   2.974% 12/25/33                                       25,000           24,715
 MASTR Alternative Loans Trust
   Series 2003-6 3A1
   8.00% 9/25/33                                         18,529           19,318
   Series 2003-9 1A1
   5.50% 12/25/18                                        29,758           30,496
   Series 2005-3 7A1
   6.00% 4/25/35                                        264,712          270,520
#MASTR Reperforming Loan Trust
   Series 2005-1 1A5 144A
   8.00% 8/25/34                                        256,840          276,906

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
oNomura Asset Acceptance
   Series 2004-AP2 A2
   4.099% 7/25/34                       USD                   35,000   $  34,956
 Prime Mortgage Trust
   Series 2004-CL1 1A1
   6.00% 2/25/34                                              24,535      24,873
 Residential Asset Mortgage
   Products
   Series 2004-SL1 A3
   7.00% 11/25/31                                             31,044      31,809
   Series 2004-SL4 A3
   6.50% 7/25/32                                             134,778     139,417
oStructured Adjustable Rate
   Mortgage Series 2004-18 5A
   5.50% 12/25/34                                             75,652      76,645
 Structured Asset Securities
  oSeries 2002-22H 1A
   6.998% 11/25/32                                            22,599      23,218
   Series 2004-12H 1A
   6.00% 5/25/34                                              94,475      96,010
 Washington Mutual
  oSeries 2003-AR4 A7
   3.95% 5/25/33                                              11,687      11,569
  oSeries 2003-AR9 1A7
   4.06% 9/25/33                                              30,377      30,148
   Series 2004-CB3 4A
   6.00% 10/25/19                                             57,787      59,885
  oSeries 2005-AR3 A1
   4.66% 3/25/35                                             272,396     271,685
oWells Fargo Mortgage Backed
   Securities Trust
   Series 2003-K 2A5
   4.521% 11/25/33                                            20,000      19,208
   Series 2004-DD 2A3
   4.544% 1/25/35                                            105,000     104,930
   Series 2004-DD 2A6
   4.544% 1/25/35                                            170,000     168,778
   Series 2004-I 1A1
   3.39% 7/25/34                                             331,130     331,235
   Series 2004-T A1
   3.455% 9/25/34                                            227,570     227,151
--------------------------------------------------------------------------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $5,334,548)                                                      5,321,310
================================================================================


56   Delaware Pooled Trust o 2005 Semiannual Report

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
  FOREIGN AGENCIES - 0.69%
  AUSTRIA - 0.34%
  Oesterreichesche Kontrollbank
    1.80% 3/22/10                             JPY       28,000,000    $  285,234
                                                                      ----------
                                                                         285,234
                                                                      ----------
  CANADA - 0.35%
  Canada Housing Trust No 1
    3.75% 3/15/10                             CAD          375,000       297,994
                                                                      ----------
                                                                         297,994
                                                                      ----------
--------------------------------------------------------------------------------
  TOTAL FOREIGN AGENCIES
  (COST $585,501)                                                        583,228
================================================================================

  SOVEREIGN DEBT - 5.33%
  EL SALVADOR - 0.20%
  Republic of El Salvador
    International Bond
    8.25% 4/10/32                             USD          160,000       166,296
                                                                      ----------
                                                                         166,296
                                                                      ----------
  GERMANY - 1.19%
  Deutsche Bundesrepublik
    5.00% 7/4/11                              EUR          379,000       542,693
    5.25% 1/4/11                              EUR           60,000        86,655
  OAO Siberian Oil
    10.75% 1/15/09                            USD          340,000       379,848
                                                                      ----------
                                                                       1,009,196
                                                                      ----------
  ITALY - 0.90%
  Italy Buoni Poliennali Del Tesoro
    4.25% 2/1/15                              EUR          559,000       761,437
                                                                      ----------
                                                                         761,437
                                                                      ----------
  MEXICO - 0.14%
  Mexico Government International Bond
    6.75% 9/27/34                             USD          115,000       114,828
                                                                      ----------
                                                                         114,828
                                                                      ----------
  NORWAY - 0.86%
  Norwegian Government
    5.00% 5/15/15                             NOK        4,177,000       728,432
                                                                      ----------
                                                                         728,432
                                                                      ----------
  POLAND - 0.13%
  Poland Government
    6.00% 5/24/09                             PLZ          373,000       113,635
                                                                      ----------
                                                                         113,635
                                                                      ----------

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
  SWEDEN - 0.69%
  Sweden Government
    5.00% 12/1/20                             SEK       3,530,000     $  585,557
                                                                      ----------
                                                                         585,557
                                                                      ----------
  UNITED KINGDOM - 1.01%
  U.K. Treasury
    8.00% 9/27/13                             GBP         172,000        407,285
    8.00% 6/7/21                              GBP         167,200        444,820
                                                                      ----------
                                                                         852,105
                                                                      ----------
  VENEZUELA - 0.21%
  Venezuela Government
    International Bond
    9.375% 1/13/34                            USD         180,000        178,470
                                                                      ----------
                                                                         178,470
                                                                      ----------

--------------------------------------------------------------------------------
  TOTAL SOVEREIGN DEBT
  (COST $4,506,610)                                                    4,509,956
================================================================================
  SUPRANATIONAL BANKS- 0.55%
  Inter-American Development Bank
    1.90% 7/8/09                              JPY      46,000,000        469,061
--------------------------------------------------------------------------------
  TOTAL SUPRANATIONAL BANKS
  (COST $467,991)                                                        469,061
================================================================================
  U.S. TREASURY OBLIGATIONS- 16.99%
  U.S. Treasury Bond
    5.375% 2/15/31                            USD       3,410,000      3,852,502
  U.S. Treasury Inflation Index Notes
    0.875% 4/15/10                                        339,164        334,660
    1.625% 1/15/15                                      1,451,474      1,455,953
    2.00% 7/15/14                                         722,439        749,954
    2.375% 1/15/25                                        585,074        639,217
    3.00% 7/15/12                                         330,689        367,931
    3.375% 1/15/07                                        193,694        203,341
  U.S. Treasury Notes
    2.00% 8/31/05                                       1,030,000      1,026,983
    3.375% 2/28/07                                      1,480,000      1,473,873
 y3.50% 2/15/10                                           975,000        959,080
    4.00% 3/15/10                                         710,000        713,439
    4.00% 4/15/10                                         840,000        844,134
    4.00% 2/15/15                                       1,780,000      1,751,702
--------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (COST $14,209,331)                                                  14,372,769
================================================================================



                               2005 Semiannual Report o Delaware Pooled Trust 57

                                                                       Market
                                                        Principal       Value
                                                         Amounto       (U.S.$)
--------------------------------------------------------------------------------
  PREFERRED STOCK - 0.07%
  Nexen 7.35%                                               2,375   $    61,893
--------------------------------------------------------------------------------
  TOTAL PREFERRED STOCK
  (COST $62,688)                                                         61,893
================================================================================
  WARRANTS - 0.00%
+#Solutia 144A, exercise price $7.59,
    expiration date 7/15/09                                    20             0
--------------------------------------------------------------------------------
  Total Warrants (cost $1,711)                                                0
================================================================================

                                                         Principal
                                                           Amount
 ^SHORT-TERM INVESTMENTS - 21.99%
  Fannie Mae Discount Note
    2.667% 5/2/05                             USD      15,820,000    15,818,828
  Federal Home Loan Bank
    2.684% 5/3/05                                         225,000       224,967
    2.686% 5/4/05                                       1,540,000     1,539,656
  Freddie Mac Discount Note
    2.724% 5/4/05                                       1,020,000     1,019,769
--------------------------------------------------------------------------------
  TOTAL SHORT-TERM INVESTMENTS
  (COST $18,603,220)                                                 18,603,220
================================================================================
--------------------------------------------------------------------------------
  TOTAL MARKET VALUE OF SECURITIES - 121.31%
  (COST $102,349,082)                                               102,611,755
================================================================================
--------------------------------------------------------------------------------
  LIABILITIES NET OF RECEIVABLES AND
    OTHER ASSETS - (21.31%)9                                        (18,026,058)
================================================================================
--------------------------------------------------------------------------------
  NET ASSETS APPLICABLE TO 9,164,906
    SHARES OUTSTANDING;
    EQUIVALENT TO $9.23
    PER SHARE - 100.00%                                             $84,585,697
================================================================================

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
--------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization - no par)                               $83,573,791
Undistributed net investment income                                     796,950
Accumulated net realized loss on investments                           (115,353)
Net unrealized appreciation of
   investments and foreign currencies                                   330,309
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $84,585,697
================================================================================

vPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

#Securities exempt from registration under Rule 144A of the Securities Act of
  933. See Note 11 in "Notes to Financial Statements."
 9Of this amount, $23,165,716 represents payables for securities purchased as of April 30, 2005.
 oVariable Rate Notes. The rate shown is the rate as of April 30, 2005. yFully or partially pledged as collateral for financial futures contracts.
 ^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
 +Non-income producing security for the period ended April 30, 2005.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Federal Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family SLMA - Student Loan Marketing Association
TBA - To be announced yr - Year

The following foreign currency exchange contracts, futures contracts, and swap agreements were outstanding at April 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                     In                       Unrealized
     Contracts to                  Exchange     Settlement   Appreciation
   Receive (Deliver)                 For           Date     (Depreciation)
   -----------------               --------     ----------  --------------
    (71,300) British Pounds       US$133,830      5/27/05     $ (1,997)
   (369,900) British Pounds       US$693,657      5/27/05      (11,003)
         (227,938) European
             Monetary Units       US$296,800      5/20/05        3,325
            46,354 European
             Monetary Units       US$(60,378)     5/20/05         (696)
         (586,600) European
             Monetary Units       US$784,809      5/27/05       29,393
      (4,677,300) Norwegian
                     Kroner       US$768,282      5/27/05       26,778
     (191,784) Polish Zloty        US$59,423      5/20/05        1,919
                                                               -------
                                                               $47,719
                                                               =======



58   Delaware Pooled Trust o 2005 Semiannual Report

FUTURES CONTRACT(2)

                                                                               Unrealized
           Contracts          Notional         Notional      Expiration       Appreciation
            to Buy              Cost            Value           Date         (Depreciation)
            ------            ---------        --------      -----------     --------------
         27 U.S. Treasury
          10 year notes      $3,002,329       $3,008,391        6/05             $6,062

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

SWAP AGREEMENT(3)

         Notional         Expiration                            Unrealized
          Amount             Date         Description          Appreciation
         ---------        -----------     -----------          -------------
         $1,135,000        6/30/05    Agreement with State        $15,219
                                      Street to receive the
                                      notional amount multiplied
                                      by the return on the
                                      Lehman Brothers Commercial
                                      MBS Index AAA and to pay the
                                      notional amount multiplied
                                      by the 1 month BBA LIBOR
                                      adjusted by a spread of
                                      minus 0.10%.

Because there is no organized market for this swap agreement, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

(1)See Note 7 in "Notes to Financial Statements."
(2)See Note 8 in "Notes to Financial Statements."
(3)See Note 9 in "Notes to Financial Statements."

 See accompanying notes

DELAWARE POOLED TRUST - THE INTERNATIONAL
EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                                       Market
                                               Number                  Value
                                              of Shares               (U.S.$)
--------------------------------------------------------------------------------
COMMON STOCK - 97.33%s

AUSTRALIA - 10.25%

*Amcor                                        4,380,292          $  22,224,681
*Coles Myer                                   3,354,559             22,523,665
 Foster's Group                              10,207,618             41,003,237
*National Australia Bank                      2,053,141             46,944,182
 Telstra                                      6,741,630             25,522,641
 Wesfarmers                                      71,079              2,001,973
                                                                 -------------
                                                                   160,220,379
                                                                 -------------
 BELGIUM - 3.35%

 Electrabel                                      43,627             20,284,402
 Fortis                                       1,159,767             32,159,194
                                                                 -------------
                                                                    52,443,596
                                                                 -------------
 FINLAND - 1.21%

 UPM-Kymmene                                    947,356             18,861,552
                                                                 -------------
                                                                    18,861,552
                                                                 -------------
 FRANCE - 7.17%

*Compagnie de Saint-Gobain                      566,258             32,000,099
*Societe Generale                               355,373             35,427,552
*Total                                          200,387             44,559,986
                                                                 -------------
                                                                   111,987,637
                                                                 -------------
 GERMANY - 6.74%

*Bayer                                          951,348             31,474,347
+Bayerische Hypo-Und
   Vereinsbank                                1,036,471             24,686,256
*RWE                                            824,918             49,255,261
                                                                 -------------
                                                                   105,415,864
                                                                 -------------
 HONG KONG - 2.80%

 Hong Kong Electric                           5,364,400             24,520,342
 Wharf Holdings                               5,749,013             19,203,445
                                                                 -------------
                                                                    43,723,787
                                                                 -------------
 ITALY - 3.47%

*Banca Intesa                                11,363,098             54,259,621
                                                                 -------------
                                                                    54,259,621
                                                                 -------------

                              2005 Semiannual Report o Delaware Pooled Trust  59

                                                                       Market
                                               Number                  Value
                                              of Shares               (U.S.$)
--------------------------------------------------------------------------------
 JAPAN - 15.08%

 Canon                                          704,100          $  36,615,686
*Eisai                                          452,200             15,063,911
*Hitachi                                      2,909,000             17,067,100
 KDDI                                             6,032             27,786,639
 Matsushita Electric
  Industrial                                  1,707,000             24,964,341
 Millea Holdings                                  1,188             16,187,886
 Takeda Pharmaceutical                          977,700             47,570,684
 Toyota Motor                                 1,054,900             38,270,287
 West Japan Railway                               3,276             12,178,066
 Yokohama Reito                                   1,000                  8,343
                                                                 -------------
                                                                   235,712,943
                                                                 -------------

 NETHERLANDS - 7.41%

*ING Groep                                    1,507,405             41,534,712
*Reed Elsevier                                2,181,075             31,397,687
*Royal Dutch Petroleum                          734,082             42,838,714
                                                                 -------------
                                                                   115,771,113
                                                                 -------------

 NEW ZEALAND - 2.03%

*Telecom Corporation of
  New Zealand                                 7,133,689             31,711,899
                                                                 -------------
                                                                    31,711,899
                                                                 -------------

 REPUBLIC OF KOREA - 1.24%

 POSCO ADR                                      426,481             19,417,680
                                                                 -------------
                                                                    19,417,680
                                                                 -------------

 SINGAPORE - 2.11%

 Jardine Matheson                               867,215             15,641,414
 Oversea-Chinese Banking                      2,110,000             17,290,095
                                                                 -------------
                                                                    32,931,509
                                                                 -------------

 SOUTH AFRICA - 1.56%

 Sasol                                        1,040,323             24,337,540
                                                                 -------------
                                                                    24,337,540
                                                                 -------------

 SPAIN - 7.55%

 Banco Santander Central
  Hispanoamericano                            2,527,109             29,434,391
*Iberdrola                                    1,469,005             38,270,850
*Telefonica                                   2,960,045             50,316,079
                                                                 -------------
                                                                   118,021,320
                                                                 -------------

 TAIWAN - 0.02%

 Chunghwa Telecom ADR                            16,000                324,320
                                                                 -------------
                                                                       324,320
                                                                 -------------

                                                                       Market
                                               Number                  Value
                                              of Shares               (U.S.$)
--------------------------------------------------------------------------------
 UNITED KINGDOM - 25.34%

 Aviva                                        1,328,113          $  15,020,226
 BG Group                                     5,009,757             38,933,011
 BOC Group                                    1,123,559             20,923,404
 Boots Group                                  3,080,497             35,436,238
 BP Amoco                                     3,321,916             33,893,946
 Brambles Industries                          4,236,439             23,690,073
 GKN                                          3,537,455             15,615,471
 GlaxoSmithKline                              2,316,733             58,526,697
 HBOS                                         2,459,194             36,469,198
 Intercontinental
  Hotels Group                                1,075,264             12,814,788
 Lloyds TSB Group                             4,520,747             38,884,348
 Mitchells & Butlers                          1,798,083             10,292,233
 Rio Tinto                                    1,003,010             30,297,405
 Unilever                                     2,644,086             25,155,105
                                                                 -------------
                                                                   395,952,143
                                                                 -------------
--------------------------------------------------------------------------------
 TOTAL COMMON STOCK
 (COST $1,231,493,149)                                           1,521,092,903
================================================================================


                                            Principal
                                              Amount
--------------------------------------------------------------------------------

 REPURCHASE AGREEMENTS - 2.95%

 With BNP Paribas 2.84%
   5/2/05 (dated 4/29/05,
   to be repurchased at
   $25,088,936, collateralized
   by $3,692,000 U.S. Treasury
   Bills due 8/11/05, market
   value $3,661,742, $3,656,000
   U.S. Treasury Bills due
   8/18/05, market value
   $3,623,657 and $18,479,000
   U.S. Treasury Bills due
   8/25/05, market value
   $18,306,454)                             $25,083,000             25,083,000



60  Delaware Pooled Trust o 2005 Semiannual Report

                                                                       Market
                                               Principal               Value
                                                 Amount               (U.S.$)
--------------------------------------------------------------------------------

With UBS Warburg 2.82% 5/2/05
   (dated 4/29/05, to be
   repurchased at $21,047,945,
   collateralized by $4,165,000
   U.S. Treasury Notes 1.50% due
   3/31/06, market value
   $4,103,594, $3,692,000 U.S.
   Treasury Notes 2.25% due
   4/30/06, market value
   $3,692,599, $11,223,000 U.S.
   Treasury Notes 2.75% due
   6/30/06, market value
   $11,251,448 and $2,455,000 U.S.
   Treasury Notes 2.375% due
   8/15/06, market value $2,433,777)        $21,043,000            $21,043,000
--------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS
 COST $46,126,000)                                                  46,126,000
================================================================================
 TOTAL MARKET VALUE OF SECURITIES BEFORE
 SECURITIES LENDING COLLATERAL - 100.28%
 (COST $1,277,619,149)                                           1,567,218,903
================================================================================

SECURITIES LENDING COLLATERAL** - 22.53%

Short-Term Investments
Abbey National
  3.13% 1/13/06                               7,893,705              7,897,838
Bank of New York
  2.88% 4/4/06                                8,534,690              8,534,690
Bank of the West
  2.85% 3/2/06                               10,667,893             10,668,362
Barclays London
  3.10% 7/21/05                              10,668,735             10,668,496
Barclays New York
  2.87% 6/1/05                                1,066,688              1,066,661
Bayerische Landesbank
  3.01% 5/30/06                              10,665,477             10,668,362
Bear Stearns
  3.14% 1/17/06                               2,133,220              2,134,759
Beta Finance
  2.83% 4/18/06                              10,668,330             10,667,296
Citigroup Global Markets
  3.04% 5/2/05                               52,838,874             52,838,874
  3.07% 5/6/05                               11,521,743             11,521,831
Credit Swiss First
  Boston New York
  2.95% 4/18/06                              11,521,831             11,521,831
  3.10% 12/29/05                              2,239,776              2,240,488

                                                                       Market
                                               Principal               Value
                                                 Amount               (U.S.$)
--------------------------------------------------------------------------------

Deutsche Bank
  2.80% 5/2/05                              $10,668,362            $10,668,362
Goldman Sachs
  3.14% 5/1/06                               11,728,123             11,735,199
Lehman Holdings
  3.08% 12/23/05                             10,668,393             10,677,968
Lloyds Bank London
  2.96% 5/23/05                              10,668,614             10,668,362
Marshall & Ilsley Bank
  3.05% 12/29/05                             10,669,976             10,668,845
Merrill Lynch Mortgage
  Capital 3.10% 7/12/05                      10,668,363             10,668,363
Morgan Stanley
  3.07% 5/30/06                               2,131,366              2,133,673
  3.18% 5/1/06                                1,066,193              1,066,836
National City Bank
  Cleveland
  2.81% 1/23/06                              12,163,486             12,162,590
Nordea Bank New York
  2.82% 5/13/05                              10,667,793             10,667,629
Pfizer 2.85% 5/30/06                         10,243,851             10,241,628
Procter & Gamble
  2.93% 5/30/06                              10,669,517             10,668,362
Rabobank Singapore
  2.80% 5/2/05                               10,668,362             10,668,362
Royal Bank of Canada
  2.98% 6/27/05                              10,668,879             10,667,813
Royal Bank of Scotland
  2.97% 5/30/06                              10,668,362             10,668,362
Sigma Finance
  2.84% 9/30/05                              10,027,930             10,027,007
Societe Generale New York
  2.92% 6/14/05                               9,636,319              9,635,837
Sun Trust Bank
  2.96% 8/5/05                                5,334,103              5,333,612
Union Bank of Switzerland
  2.80% 5/3/05                               10,668,382             10,668,362
Wal Mart Stores
  3.03% 6/21/05                              12,789,214             12,735,671
Wells Fargo
  2.92% 5/30/06                              10,667,208             10,668,362
Wilmington Trust
  Company 2.96% 6/3/05                        8,537,916              8,537,670
--------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(COST $352,068,363)                                                352,068,363
================================================================================



                              2005 Semiannual Report o Delaware Pooled Trust  61

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 122.81%
(COST $1,629,687,512)                                          $1,919,287,266***
================================================================================
--------------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
LENDING COLLATERAL - (22.53%)**                                  (352,068,363)
================================================================================
--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
OTHER ASSETS - (0.28%)                                             (4,422,192)
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 82,523,782
   SHARES OUTSTANDING;
   EQUIVALENT TO $18.94
   PER SHARE - 100.00%                                         $1,562,796,711
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
--------------------------------------------------------------------------------
Shares of beneficial interest
  (unlimited authorization - no par)                           $1,256,938,294
Undistributed net investment income                                 7,439,880
Accumulated net realized gain on investments                        8,878,150
Net unrealized appreciation of investments
  and foreign currencies                                          289,540,387
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                               $1,562,796,711
================================================================================

  +Non-income producing security for the period ended April 30, 2005. sSecurities have been classified by country of origin. Classification by type of business has been presented in Note 13 in "Notes to Financial Statements." *Fully or partially on loan.
 **See Note 10 in "Notes to Financial Statements."
***Includes $335,803,995 of securities loaned.

   ADR - American Depositary Receipts

The following forward foreign currency exchange contract was outstanding at April 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACT(1)

         Contracts to            In          Settlement       Unrealized
            Deliver         Exchange For        Date         Depreciation
         ------------       ------------     -----------     -------------
         (75,914,000)
         British Pounds    US $144,124,247     7/29/05         $(95,614)
                                                               --------
                                                               $(95,614)
                                                               ========
(1) See Note 7 in "Notes to Financial Statements."

 See accompanying notes

DELAWARE POOLED TRUST - THE LABOR SELECT
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)
                                                                     Market
                                                    Number            Value
                                                   of Shares         (U.S.$)
--------------------------------------------------------------------------------
 COMMON STOCK - 97.40%S

 AUSTRALIA - 10.26%

 Amcor                                             1,468,729     $  7,452,022
 Coles Myer                                        1,246,965        8,372,553
 Foster's Group                                    3,757,137       15,092,138
 National Australia Bank                             707,834       16,184,318
 Telstra                                           2,255,675        8,539,594
 Wesfarmers                                           21,688          610,853
                                                                 ------------
                                                                   56,251,478
                                                                 ------------
 BELGIUM - 4.12%

 Electrabel                                           24,070       11,191,362
 Fortis                                              411,348       11,406,274
                                                                 ------------
                                                                   22,597,636
                                                                 ------------
 FINLAND - 1.46%

*UPM-Kymmene                                         400,952        7,982,825
                                                                 ------------
                                                                    7,982,825
                                                                 ------------
 FRANCE - 5.75%

*Societe Generale                                    187,105       18,652,717
*Total                                                57,932       12,882,318
                                                                 ------------
                                                                   31,535,035
                                                                 ------------
 GERMANY - 8.95%

*Bayer                                               401,261       13,275,298
+Bayerische Hypo-Und
   Vereinsbank                                       644,101       15,340,942
*RWE                                                 342,412       20,445,175
                                                                 ------------
                                                                   49,061,415
                                                                 ------------
 HONG KONG - 2.60%

 Hong Kong Electric                                1,867,500        8,536,227
 Wharf Holdings                                    1,702,000        5,685,196
                                                                 ------------
                                                                   14,221,423
                                                                 ------------
 ITALY - 3.70%

*Banca Intesa                                      4,247,321       20,281,267
                                                                 ------------
                                                                   20,281,267
                                                                 ------------

62   Delaware Pooled Trust o 2005 Semiannual Report

                                                                     Market
                                                    Number            Value
                                                   of Shares         (U.S.$)
--------------------------------------------------------------------------------
 JAPAN - 12.96%

 Canon                                               251,400      $13,073,688
*Eisai                                               124,500        4,147,406
 KDDI                                                  2,174       10,014,614
 Kinki Coca-Cola Bottling                             22,000          240,835
 Matsushita Electric Industrial                      744,000       10,880,767
 Millea Holdings                                         517        7,044,728
 Takeda Pharmaceutical                               400,200       19,472,015
 West Japan Railway                                    1,505        5,594,625
*Yokohama Reito                                       67,000          558,996
                                                                 ------------
                                                                   71,027,674
                                                                 ------------
NETHERLANDS - 8.12%

*ING Groep                                           588,373       16,211,902
*Reed Elsevier                                       865,997       12,466,469
 Royal Dutch Petroleum                               271,072       15,818,908
                                                                 ------------
                                                                   44,497,279
                                                                 ------------

 NEW ZEALAND - 2.06%

*Telecom Corporation of
    New Zealand                                    2,537,834       11,281,615
                                                                 ------------
                                                                   11,281,615
                                                                 ------------
 SPAIN - 7.66%

 Banco Santander Central
   Hispanoamericano                                1,104,423       12,863,718
*Iberdrola                                           733,885       19,119,338
 Telefonica                                          588,616       10,005,540
                                                                 ------------
                                                                   41,988,596
                                                                 ------------

 UNITED KINGDOM - 29.76%

 Aviva                                               490,481        5,547,070
 BG Group                                          2,475,354       19,237,058
 BHP Billiton                                        495,282        6,059,800
 BOC Group                                           376,207        7,005,890
 Boots Group                                       1,333,466       15,339,414
 BP Amoco                                          1,176,654       12,005,556
 Brambles Industries                               2,543,729       14,224,476
 GKN                                               1,411,554        6,231,056
 GlaxoSmithKline                                     791,944       20,006,563
 HBOS                                              1,066,472       15,815,499
 Intercontinental Hotels Group                       331,987        3,956,557
 Lloyds TSB Group                                  1,609,851       13,846,828
 Mitchells & Butlers                                 855,290        4,895,683
 Northern Foods                                    3,504,623       10,246,210
 Unilever                                            910,516        8,662,398
                                                                 ------------
                                                                  163,080,058
                                                                 ------------

--------------------------------------------------------------------------------
 TOTAL COMMON STOCK
 (COST $433,344,613)                                              533,806,301
================================================================================

                                                                     Market
                                                    Principal         Value
                                                     Amount         (U.S.$)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.77%

With BNP Paribas 2.84% 5/2/05
  (dated 4/29/05, to be
  repurchased at $8,247,952,
  collateralized by $1,214,000
  U.S. Treasury Bills due
  8/11/05, market value
  $1,203,804, $1,202,000 U.S.
  Treasury Bills due 8/18/05,
  market value $1,191,283 and
  $6,075,000 U.S. Treasury Bills
  due 8/25/05, market value
  $6,018,278)                                     $8,246,000       $8,246,000
With UBS Warburg 2.82% 5/2/05
  (dated 4/29/05, to be
  repurchased at $6,919,626,
  collateralized by $1,369,000
  U.S. Treasury Notes 1.50% due
  3/31/06, market value
  $1,349,064, $1,214,000 U.S.
  Treasury Notes 2.25% due
  4/30/06, market value
  $1,213,948, $3,690,000 U.S.
  Treasury Notes 2.75% due
  6/30/06, market value
  $3,698,933 and $807,000 U.S.
  Treasury Notes 2.375% due
  8/15/06, market
  value $800,108)                                  6,918,000        6,918,000

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $15,164,000)                                                 15,164,000
================================================================================
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES
BEFORE SECURITIES LENDING COLLATERAL - 100.17%
(COST $448,508,613)                                               548,970,301
================================================================================




                               2005 Semiannual Report o Delaware Pooled Trust 63

                                                                     Market
                                                    Principal         Value
                                                     Amount         (U.S.$)
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL ** -  23.43%

Short-Term Investments
Abbey National
   3.13% 1/13/06                                $  2,879,369     $  2,880,877
Bank of New York
   2.88% 4/4/06                                    3,113,179        3,113,180
Bank of the West
   2.85% 3/2/06                                    3,891,303        3,891,474
Barclays London
   3.10% 7/21/05                                   3,891,610        3,891,523
Barclays New York
   2.87% 6/1/05                                      389,093          389,083
Bayerische Landesbank
   3.01% 5/30/06                                   3,890,422        3,891,474
Bear Stearns
   3.14% 1/17/06                                     778,130          778,691
Beta Finance
   2.83% 4/18/06                                   3,891,463        3,891,085
Citigroup Global Markets
   3.04% 5/2/05                                   19,273,917       19,273,917
   3.07% 5/6/05                                    4,202,760        4,202,792
Credit Swiss First Boston
   New York
   2.95% 4/18/06                                   4,202,792        4,202,792
   3.10% 12/29/05                                    816,998          817,258
Deutsche Bank
   2.80% 5/2/05                                    3,891,474        3,891,474
Goldman Sachs
   3.14% 5/1/06                                    4,278,041        4,280,622
Lehman Holdings
   3.08% 12/23/05                                  3,891,486        3,894,978
Lloyds Bank London
   2.96% 5/23/05                                   3,891,566        3,891,474
Marshall & Ilsley Bank
   3.05% 12/29/05                                  3,892,063        3,891,650
Merrill Lynch Mortgage
   Capital 3.10% 7/12/05                           3,891,474        3,891,474
Morgan Stanley
   3.07% 5/30/06                                     777,454          778,295
   3.18% 5/1/06                                      388,913          389,147
National City Bank
   Cleveland 2.81% 1/23/06                         4,436,847        4,436,521
Nordea Bank New York
   2.82% 5/13/05                                   3,891,267        3,891,207
Pfizer 2.85% 5/30/06                               3,736,626        3,735,816
Procter & Gamble
   2.93% 5/30/06                                   3,891,896        3,891,475
Rabobank Singapore
   2.80% 5/2/05                                    3,891,474        3,891,475
Royal Bank of Canada
   2.98% 6/27/05                                   3,891,663        3,891,275

                                                                     Market
                                                    Principal         Value
                                                     Amount         (U.S.$)
--------------------------------------------------------------------------------
Royal Bank of Scotland
   2.97% 5/30/06                                  $3,891,474     $  3,891,475
Sigma Finance
   2.84% 9/30/05                                   3,657,865        3,657,529
Societe Generale
   New York
   2.92% 6/14/05                                   3,515,016        3,514,843
Sun Trust Bank
   2.96% 8/5/05                                    1,945,709        1,945,530
Union Bank of Switzerland
   2.80% 5/3/05                                    3,891,482        3,891,474
Wal Mart Stores
   3.03% 6/21/05                                   4,665,093        4,645,562
Wells Fargo
   2.92% 5/30/06                                   3,891,054        3,891,474
Wilmington Trust
   Company 2.96% 6/3/05                            3,114,357        3,114,267
--------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(COST $128,423,183)                                               128,423,183
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 123.60%
(COST $576,931,796)***                                            677,393,484
================================================================================
--------------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITY LENDING
COLLATERAL - (23.43%)**                                          (128,423,183)
================================================================================
--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
OTHER ASSETS - (0.17%)                                               (913,977)
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 33,378,146
   SHARES OUTSTANDING;
   EQUIVALENT TO $16.42
   PER SHARE - 100.00%                                           $548,056,324
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
--------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization  no par)                             $445,043,694
Undistributed net investment income                                 1,820,628
Accumulated net realized gain on
   investments                                                        769,054
Net unrealized appreciation of investments
   and foreign currencies                                         100,422,948
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                 $548,056,324
================================================================================

    Non-income producing security for the period ended April 30, 2005. *Fully or partially on loan.
  **See Note 10 in "Notes to Financial Statements."
 ***Market value includes $122,479,900 of securities loaned.
   sSecurities have been classified by country of origin. Classification by type of business has been presented in Note 13 in "Notes to Financial Statements."

64  Delaware Pooled Trust o 2005 Semiannual Report

The following foreign forward currency exchange contract was outstanding at April 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACT(1)

   Contracts to                  In                Settlement     Unrealized
     Deliver                 Exchange For             Date       Depreciation
----------------            --------------         ----------   --------------
   (39,811,000)
   British Pounds          US $75,581,980           7/29/05        $(50,142)
                                                                  ---------
                                                                   $(50,142)
                                                                  =========
(1)See Note 7 in Notes to Financial Statements.

 See accompanying notes

DELAWARE POOLED TRUST  THE EMERGING
MARKETS PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)
                                                                     Market
                                                    Number            Value
                                                   of Shares         (U.S.$)
--------------------------------------------------------------------------------
COMMON STOCK - 98.12%S

ARGENTINA - 0.87%

Tenaris ADR                                          117,900     $  6,737,985
                                                                 ------------
                                                                    6,737,985
                                                                 ------------
BRAZIL - 12.63%

Caemi Mineracao e
   Metalurgia                                      8,418,000        6,492,031
Companhia de Concessoes
   Rodoviarias                                       267,900        5,615,464
Companhia de Saneamento
   Basico do Estado de
   Sao Paulo                                     186,670,000        9,708,169
Companhia Saneamento
   Basico ADR                                         96,400        1,253,200
Companhia Siderurgica
   Nacional                                          341,100        7,446,597
Companhia Vale do Rio
   Doce ADR                                          250,800        5,818,560
Investimentos Itau                                 9,745,000       19,039,074
Petroleo Brasileiro ADR                                7,932          332,589
Petroleo Brasileiro Preference
   ADR                                               425,500       15,637,124
Petroleo Brasileiro Preferred
   Shares                                             16,500          606,229
Ultrapar Participacoes                           668,035,000       12,126,876
Votorantim Celulose e
   Papel ADR                                       1,208,450       13,280,866
                                                                 ------------
                                                                   97,356,779
                                                                 ------------
CHILE - 1.87%

Administradora de
   Fondos de Pensiones
   Provida                                           501,911          835,981
Administradora de
   Fondos de Pensiones
   Provida ADR                                       154,829        3,893,949
Banco Santander Chile ADR                            308,500        9,680,731
                                                                 ------------
                                                                   14,410,661
                                                                 ------------


                               2005 Semiannual Report o Delaware Pooled Trust 65

                                                                     Market
                                                    Number            Value
                                                   of Shares         (U.S.$)
--------------------------------------------------------------------------------
nCHINA - 6.58%

 Asia Aluminum Holdings                           56,714,000     $  6,539,792
 China Merchants Holdings
   International                                   1,986,000        3,878,991
 China Telecom                                    26,924,000        9,166,475
 Fountain Set                                     12,190,000        7,303,515
 Guangshen Railway                                18,226,000        6,260,346
 Texwinca                                          7,326,000        6,115,247
 Zhejiang Expressway                              16,424,000       11,433,594
                                                                 ------------
                                                                   50,697,960
                                                                 ------------
 CROATIA - 1.12%

 Pliva GDR                                           784,447        8,628,917
                                                                 ------------
                                                                    8,628,917
                                                                 ------------
 CZECH REPUBLIC - 0.65%

 Philip Morris                                         7,280        5,001,768
                                                                 ------------
                                                                    5,001,768
                                                                 ------------
 EGYPT - 2.27%

 MobiNil - Egyptian Mobile
   Services                                          534,622       17,501,327
                                                                 ------------
                                                                   17,501,327
                                                                 ------------
 ESTONIA - 1.27%

 Eesti Telekom                                       197,621        2,057,381
 Eesti Telekom GDR                                   247,761        7,767,308
                                                                 ------------
                                                                    9,824,689
                                                                 ------------
 HUNGARY - 2.67%

 Gedeon Richter                                       26,982        3,276,261
 Gedeon Richter GDR                                   12,041        1,463,343
 Matav Magyar Tavkozlesi                           2,307,331       10,147,313
 OTP Bank                                            186,049        5,712,737
                                                                 ------------
                                                                   20,599,654
                                                                 ------------
 INDIA - 1.03%

 Gas Authority of India GDR                           83,719        2,375,527
#Gas Authority of India
 GDR 144A                                             37,993        1,067,261
 Ranbaxy Laboratories GDR                            214,876        4,495,206
                                                                 ------------
                                                                    7,937,994
                                                                 ------------
 INDONESIA - 2.51%

 HM Sampoerna                                     11,916,000       12,997,734
 Telekomunikasi Indonesia                         14,046,000        6,308,822
                                                                 ------------
                                                                   19,306,556
                                                                 ------------

                                                                     Market
                                                    Number            Value
                                                   of Shares         (U.S.$)
--------------------------------------------------------------------------------
 ISRAEL - 2.64%

 Bank Hapoalim                                     4,538,165     $ 15,584,044
 Israel Chemicals                                  1,601,316        4,725,154
                                                                 ------------
                                                                   20,309,198
                                                                 ------------
 MALAYSIA - 8.37%

 Hong Leong Bank                                   8,522,300       11,437,823
 Malaysia International
   Shipping                                        2,701,800       12,646,337
 Maxis Communications                              3,750,400        9,526,620
 PLUS Expressways                                 15,848,000       12,462,208
 Public Bank                                       4,290,000        7,672,567
 Tanjong                                           3,218,200       10,769,654
                                                                 ------------
                                                                   64,515,209
                                                                 ------------
 MEXICO  - 6.72%

 Cemex de C.V.                                     1,412,052       10,185,921
 Cemex de C.V. ADR                                    60,940        2,193,840
 Grupo Aeroportuario
   del Sureste de C.V. ADR                           143,200        4,232,992
 Grupo Continental                                 3,510,800        6,502,716
+Hylsamex de C.V.                                  1,629,900        5,407,216
 Kimberly Clark de
   Mexico de C.V.                                  3,252,900        9,262,495
 Telefonos de Mexico
   de C.V. ADR                                       411,900       13,963,410
                                                                 ------------
                                                                   51,748,590
                                                                 ------------
 MOROCCO - 0.91%

+Maroc Telecom                                       720,536        7,000,252
                                                                 ------------
                                                                    7,000,252
                                                                 ------------
 PANAMA - 1.42%

 Banco Latinoamericano
   Export                                            579,200       10,941,088
                                                                 ------------
                                                                   10,941,088
                                                                 ------------
 POLAND - 1.44%

 Bank Pekao                                          282,950       11,109,463
                                                                 ------------
                                                                   11,109,463
                                                                 ------------
 REPUBLIC OF KOREA - 15.27%

 GS Engineering & Construction                        46,870        1,413,429
 Hyundai Motor                                        68,260        3,715,193
 Hyundai Motor Preferred                             341,910       11,888,262



66  Delaware Pooled Trust o 2005 Semiannual Report

                                                                       Market
                                                     Number            Value
                                                    of Shares         (U.S.$)
--------------------------------------------------------------------------------
 Kia Motors                                           634,410       $  7,899,035
 Kookmin Bank                                         120,820          5,128,690
 Kookmin Bank ADR                                       3,570            152,618
 Korea Electric Power                                 595,790         17,357,834
 Korea Gas                                            524,410         14,679,118
 KT ADR                                               730,688         14,752,591
 KT&G                                                  46,990          1,699,944
#KT&G GDR 144A                                        894,821         15,927,814
 Samsung Electronics                                   13,640          6,238,390
 Samsung Electronics Preferred                         56,116         16,824,865
                                                                     -----------
                                                                     117,677,783
                                                                     -----------
 RUSSIA - 1.94%

 LUKOIL ADR                                            41,641          5,671,504
 Mobile Telesystems ADR                               275,000          9,240,000
                                                                     -----------
                                                                      14,911,504
                                                                     -----------
 SOUTH AFRICA - 12.54%

 African Bank Investments                           3,781,127         10,122,310
 Alexander Forbes                                   7,156,639         13,097,201
 Aspen Pharmacare                                   2,673,316          9,769,741
 Impala Platinum                                      140,745         11,710,967
 Nampak                                             3,280,274          8,380,802
 Remgro                                               632,355          9,533,477
 Sasol                                                618,109         14,460,174
 Steinhoff International                            6,590,735         14,023,413
 Tiger Brands                                         351,959          5,528,873
                                                                     -----------
                                                                      96,626,958
                                                                     -----------
 TAIWAN - 7.08%

 Asustek Computer                                   4,322,612         11,575,460
 Chunghwa Telecom ADR                                 659,903         13,376,234
 Pihsiang Machinery
    Manufacturing                                   2,708,900          6,440,328
 President Chain Store                              8,875,376         16,301,402
 Synnex Technology
    International                                   4,369,000          6,863,260
                                                                     -----------
                                                                      54,556,684
                                                                     -----------
 THAILAND - 5.43%

 Advanced Info Service                              4,799,600         11,559,440
 Kasikornbank NVDR                                    512,200            694,707
 Land & Houses NVDR                                47,374,700          8,466,704
 Siam Cement NVDR                                   1,755,200         10,047,848
 Siam City Bank                                       755,000            470,858
 Thai Union Frozen Products                        11,440,589          8,048,584
 Thai Union Frozen Products
    NVDR                                            3,621,711          2,552,437
                                                                     -----------
                                                                      41,840,578
                                                                     -----------

                                                                       Market
                                                     Number            Value
                                                    of Shares         (U.S.$)
--------------------------------------------------------------------------------
UNITED KINGDOM - 0.89%

Vedanta Resources                                     907,390     $    6,823,342
                                                                  --------------
                                                                       6,823,342
                                                                  --------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $618,021,192)                                                  756,064,939
================================================================================

                                                    Principal
                                                      Amount
                                                     (U.S.$)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.04%

With BNP Paribas 2.84%
   5/2/05 (dated 4/29/05,
   to be repurchased at
   $4,366,033, collateralized
   by $642,000 U.S. Treasury
   Bills due 8/11/05, market
   value $637,229, $636,000
   U.S. Treasury Bills due
   8/18/05, market value
   $630,601 and $3,216,000
   U.S. Treasury Bills due
   8/25/05, market
   value $3,185,750)                              $4,365,000           4,365,000
With UBS Warburg 2.82%
   5/2/05 (dated 4/29/05,
   to be repurchased at
   $3,662,861, collateralized
   by $725,000 U.S. Treasury
   Notes 1.50% due 3/31/06,
   market value $714,121,
   $642,000 U.S. Treasury
   Notes 2.25% due 4/30/06,
   market value $642,598,
   $1,953,000 U.S. Treasury
   Notes 2.75% due 6/30/06,
   market value $1,958,014
   and $427,000 U.S. Treasury
   Notes 2.375% due 8/15/06,
   market value $423,534)                          3,662,000           3,662,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $8,027,000)                                                      8,027,000
================================================================================


                               2005 Semiannual Report o Delaware Pooled Trust 67

--------------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES - 99.16%
 (COST $626,048,192)                                                $764,091,939
================================================================================

--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 0.84%                                            6,465,912
================================================================================

--------------------------------------------------------------------------------
 NET ASSETS APPLICABLE TO 51,991,043
   SHARES OUTSTANDING;
   EQUIVALENT TO $14.82
   PER SHARE - 100.00%                                              $770,557,851
================================================================================

--------------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
--------------------------------------------------------------------------------
 Shares of beneficial interest
     (unlimited authorization  no par)                              $565,668,171
 Undistributed net investment income                                   6,597,866
 Accumulated net realized gain
     on investments                                                   60,220,621
 Net unrealized appreciation of investments
     and foreign currencies                                          138,071,193
--------------------------------------------------------------------------------
 TOTAL NET ASSETS                                                   $770,557,851
================================================================================

   Non-income producing security for the period ended April 30, 2005.
   #Security exempt from registration under Rule 144A of the Securities Act of 1933.
    See Note 11 in "Notes to Financial Statements."
   sSecurities have been classified by country of origin. Classification by type of business has been presented in Note 13 in Notes to Financial Statements. nSecurities listed and traded on the Hong Kong Stock Exchange.
    ADR - American Depositary Receipts
    GDR - Global Depositary Receipts
    NVDR - Non-Voting Depositary Receipts

The following foreign currency exchange contract was outstanding at April 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACT(1)

   Contract to                      In           Settlement       Unrealized
     Receive                    Exchange For        Date         Appreciation
   -----------                  ------------     -----------     ------------
     6,658,873
   Thailand Baht                 US$(168,451)      5/3/05            $368
                                                                     ----
                                                                     $368
                                                                     ----
(1) See Note 7 in "Notes to Financial Statements."

 See accompanying notes

DELAWARE POOLED TRUST  THE GLOBAL FIXED
INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)


                                                                     Market
                                                    Principal         Value
                                                     Amount         (U.S.$)
--------------------------------------------------------------------------------
 BONDS - 97.90%

 AUSTRALIA - 2.85%

*Queensland Treasury
   6.00% 10/14/15                           AUD       10,420,000     $ 8,431,290
                                                                    ------------
                                                                       8,431,290
                                                                    ------------
 AUSTRIA - 8.44%

 Oesterreichesche Kontrollbank
 *1.80% 3/22/10                             JPY     1,200,000,00      12,224,295
  5.25% 4/25/08                             EUR        2,659,000       3,687,312
 Republic of Austria
  4.50% 9/28/05                             JPY      200,000,000       1,941,136
  5.25% 1/4/11                              EUR        1,600,000       2,307,379
#Republic of Austria 144A
  5.50% 10/20/07                            EUR        3,500,000       4,837,707
                                                                    ------------
                                                                      24,997,829
                                                                    ------------
BELGIUM - 3.67%

Kingdom of Belgium
  5.75% 9/28/10                             EUR        7,400,000      10,871,328
                                                                    ------------
                                                                      10,871,328
                                                                    ------------
CANADA - 1.36%

Canada Government
  0.70% 3/20/06                             JPY      420,000,000       4,026,643
                                                                    ------------
                                                                       4,026,643
                                                                    ------------
FINLAND - 3.75%

Republic of Finland
  5.75% 2/23/11                             EUR        7,500,000      11,095,311
                                                                    ------------
                                                                      11,095,311
                                                                    ------------
FRANCE - 6.20%

Compagnie de
  Financement Foncier
  0.60% 3/23/10                             JPY      500,000,000       4,807,631
Dexia Municipal Agency
  6.00% 10/15/07                            AUD          900,000         707,959
Government of France
  4.00% 10/25/09                            EUR        9,475,000      12,851,918
                                                                    ------------
                                                                      18,367,508
                                                                    ------------

68  Delaware Pooled Trust o 2005 Semiannual Report

                                                                     Market
                                                    Principal         Value
                                                     Amount         (U.S.$)
--------------------------------------------------------------------------------
GERMANY - 9.53%

Deutschland Republic
   4.00% 2/16/07                           EUR        2,500,000      $ 3,315,254
   4.25% 1/4/14                            EUR        4,700,000        6,481,085
   4.75% 7/4/28                            EUR        4,500,000        6,506,417
Kredit Fuer Wiederaufbau
   1.85% 9/20/10                           JPY      690,000,000        7,058,708
   5.25% 7/4/12                            EUR        3,000,000        4,377,972
Rentenbank
   5.75% 1/1/15                            AUD          610,000          472,962
                                                                     -----------
                                                                      28,212,398
                                                                     -----------
GREECE - 0.73%

Hellenic Republic Government
   5.25% 5/18/12                           EUR        1,500,000        2,164,762
                                                                     -----------
                                                                       2,164,762
                                                                     -----------
ITALY - 6.00%

Republic of Italy
  0.375% 10/10/06                          JPY      550,000,000        5,271,936
 *0.65% 3/20/09                            JPY      790,000,000        7,663,094
 *3.80% 3/27/08                            JPY      460,000,000        4,845,811
                                                                     -----------
                                                                      17,780,841
                                                                     -----------
NETHERLANDS - 6.91%

Bank Nederlandse Gemeenten
   6.00% 11/15/06                          AUD        3,200,000        2,512,718
   6.00% 3/26/12                           USD        2,000,000        2,201,640
   6.25% 6/18/07                           AUD        1,800,000        1,421,709
Netherlands Government
   4.25% 7/15/13                           EUR        1,500,000        2,064,965
   5.25% 7/15/08                           EUR        3,600,000        5,031,698
   7.50% 1/15/23                           EUR        3,810,000        7,231,936
                                                                     -----------
                                                                      20,464,666
                                                                     -----------
NORWAY - 4.56%

Eksportfinans
   1.80% 6/21/10                           JPY     1,260,000,00       12,820,732
Kommunalbanken
   6.00% 12/29/06                          AUD          870,000          682,100
                                                                     -----------
                                                                      13,502,832
                                                                     -----------
POLAND - 4.57%

Poland Government
   5.00% 10/24/13                          PLZ       32,000,000        9,241,159
   6.00% 11/24/09                          PLZ       14,000,000        4,287,260
                                                                     -----------
                                                                      13,528,419
                                                                     -----------

                                                                     Market
                                                    Principal         Value
                                                     Amount         (U.S.$)
--------------------------------------------------------------------------------
SPAIN - 3.76%

 Instituto de Credito Oficial
   5.50% 11/15/06                          AUD          900,000      $   702,057
*Kingdom of Spain
   3.10% 9/20/06                           JPY     1,050,000,00       10,437,257
                                                                     -----------
                                                                      11,139,314
                                                                     -----------
SUPRANATIONAL - 10.67%

 Council of Europe
   Development Bank
   6.125% 1/25/11                          USD        1,800,000        1,978,963
 European Investment
  Bank
  *2.125% 9/20/07                          JPY      300,000,000        3,000,422
   5.00% 4/15/08                           EUR        6,000,000        8,272,736
Inter-American
   Development Bank
   1.90% 7/8/09                            JPY      500,000,000        5,098,486
   5.50% 3/30/10                           EUR        5,700,000        8,231,559
International Bank
   for Reconstruction
   & Development
   2.00% 2/18/08                           JPY      500,000,000        5,017,572
                                                                     -----------
                                                                      31,599,738
                                                                     -----------
SWEDEN - 14.38%

Swedish Government
   5.00% 1/28/09                           SEK       61,000,000        9,257,075
   5.50% 10/8/12                           SEK       93,000,000       15,037,274
   6.75% 5/5/14                            SEK      103,000,000       18,298,362
                                                                     -----------
                                                                      42,592,711
                                                                     -----------
UNITED KINGDOM - 9.14%

U.K. Treasury
   5.00% 3/7/08                            GBP        3,200,000        6,187,502
   5.00% 3/7/12                            GBP        3,000,000        5,890,209
   5.75% 12/7/09                           GBP        4,100,000        8,229,570
   8.00% 12/7/15                           GBP        2,208,000        5,442,257
   8.00% 6/7/21                            GBP          500,000        1,330,205
                                                                     -----------
                                                                      27,079,743
                                                                     -----------


                               2005 Semiannual Report o Delaware Pooled Trust 69

                                                                     Market
                                                    Principal         Value
                                                     Amount         (U.S.$)
--------------------------------------------------------------------------------
UNITED STATES - 1.38%

*Fannie Mae Global
   2.125% 10/9/07                           JPY      230,000,000     $ 2,299,174
U.S. Treasury Notes
   3.625% 5/15/13                           USD          700,000         681,051
   4.375% 5/15/07                           USD        1,100,000       1,115,857
                                                                     -----------
                                                                       4,096,082
                                                                     -----------
--------------------------------------------------------------------------------
 TOTAL BONDS
 (COST $256,967,199)                                                 289,951,415
================================================================================
REPURCHASE AGREEMENTS - 0.78%

With BNP Paribas 2.84%
   5/2/05 (dated 4/29/05,
   to be repurchased at
   $1,260,298, collateralized by
   $186,000 U.S. Treasury
   Bills due 8/11/05,
   market value $184,016,
   $184,000 U.S. Treasury
   Bills due 8/18/05,
   market value $182,102
   and $929,000 U.S.
   Treasury Bills due
   8/25/05, market
   value $919,966)                          USD       $1,260,000      $1,260,000
With UBS Warburg 2.82%
   5/2/05 (dated 4/29/05,
   to be repurchased at
   $1,058,249, collateralized
   by $209,000 U.S.
   Treasury Notes 1.50%
   due 3/31/06, market
   value $206,221,
   $186,000 U.S. Treasury
   Notes 2.25% due
   4/30/06, market value
   $185,567, $564,000
   U.S. Treasury Notes
   2.75% due 6/30/06,
   market value $565,426
   and $123,000 U.S.
   Treasury Notes 2.375%
   due 8/15/06, market
   value $122,306)                                     1,058,000       1,058,000
--------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS
 (COST $2,318,000)                                                     2,318,000
================================================================================
--------------------------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING
 COLLATERAL - 98.68% (COST $259,285,199)                             292,269,415
================================================================================

                                                                     Market
                                                    Principal         Value
                                                     Amount         (U.S.$)
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL ** - 12.60%

Short-Term Investments
Abbey National
   3.13% 1/13/06                             USD        836,892       $837,330
Bank of New York
   2.88% 4/4/06                                         904,849        904,849
Bank of the West
   2.85% 3/2/06                                       1,131,012      1,131,062
Barclays London
   3.10% 7/21/05                                      1,131,101      1,131,076
Barclays New York
   2.87% 6/1/05                                         113,090        113,087
Bayerische Landesbank
   3.01% 5/30/06                                      1,130,756      1,131,062
Bear Stearns 3.14% 1/17/06                              226,164        226,327
Beta Finance 2.83% 4/18/06                            1,131,058      1,130,949
Citigroup Global Markets
   3.04% 5/2/05                                       5,601,987      5,601,987
   3.07% 5/6/05                                       1,221,537      1,221,546
Credit Swiss First
   Boston New York
   2.95% 4/18/06                                      1,221,547      1,221,546
   3.10% 12/29/05                                       237,461        237,537
Deutsche Bank
   2.80% 5/2/05                                       1,131,062      1,131,062
Goldman Sachs
   3.14% 5/1/06                                       1,243,418      1,244,168
Lehman Holdings
   3.08% 12/23/05                                     1,131,065      1,132,080
Lloyds Bank London
   2.96% 5/23/05                                      1,131,088      1,131,062
Marshall & Ilsley Bank
   3.05% 12/29/05                                     1,131,233      1,131,113
Merrill Lynch Mortgage
   Capital 3.10% 7/12/05                              1,131,062      1,131,062
Morgan Stanley
   3.07% 5/30/06                                        226,968        226,212
   3.18% 5/1/06                                         113,038        113,106
National City Bank
   Cleveland 2.81% 1/23/06                            1,289,575      1,289,480
Nordea Bank New York
   2.82% 5/13/05                                      1,131,001      1,130,984
Pfizer 2.85% 5/30/06                                  1,086,055      1,085,819
Procter & Gamble
   2.93% 5/30/06                                      1,131,184      1,131,062
Rabobank Singapore
   2.80% 5/2/05                                       1,131,062      1,131,062
Royal Bank of Canada
   2.98% 6/27/05                                      1,131,117      1,131,003
Royal Bank of Scotland
   2.97% 5/30/06                                      1,131,062      1,131,062


70  Delaware Pooled Trust o 2005 Semiannual Report

                                                                     Market
                                                    Principal         Value
                                                     Amount         (U.S.$)
--------------------------------------------------------------------------------
Sigma Finance
   2.84% 9/30/05                             USD      1,063,163   $ 1,063,065
Societe Generale New York
   2.92% 6/14/05                                      1,021,644     1,021,593
Sun Trust Bank
   2.96% 8/5/05                                         565,523       565,470
Union Bank of Switzerland
   2.80% 5/3/05                                       1,131,064     1,131,062
Wal Mart Stores
   3.03% 6/21/05                                      1,355,915     1,350,238
Wells Fargo 2.92% 5/30/06                             1,130,939     1,131,062
Wilmington Trust Company
   2.96% 6/3/05                                         905,191       905,165
--------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(COST $37,326,350)                                                 37,326,350
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 111.28%
(COST $296,611,549)                                               329,595,765***
================================================================================

--------------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITY LENDING
COLLATERAL - (12.60%)**                                           (37,326,350)
================================================================================

--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 1.32%                                          3,905,330
================================================================================

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 23,919,797
   SHARES OUTSTANDING;
   EQUIVALENT TO $12.38
   PER SHARE - 100.00%                                           $296,174,745
================================================================================

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
--------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization  no par)                             $258,353,805
Undistributed net investment income                                 1,915,188
Accumulated net realized gain on investments                        2,979,607
Net unrealized appreciation of investments
   and foreign currencies                                          32,926,145
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                 $296,174,745
================================================================================

vPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

 AUD - Australian Dollar
 EUR - European Monetary Unit
 GBP - British Pound Sterling
 JPY - Japanese Yen
 PLZ - Polish Zloty
 SEK - Swedish Krona
 USD - U.S. Dollar

  #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements."
  *Fully or partially on loan.
 **See Note 10 in "Notes to Financial Statements."
***Includes $36,230,297 of securities loaned.

The following forward foreign currency exchange contract was outstanding at April 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACT(1)

   Contract to                    In              Settlement        Unrealized
     Deliver                 Exchange For            Date          Depreciation
   -----------               ------------         -----------      ------------
   (14,301,000)
   British Pounds          US $27,152,594           7/29/05          $(16,153)
                                                                     --------
                                                                     $(16,153)
                                                                     ========
(1)See Note 7 in "Notes to Financial Statements."

 See accompanying notes

                               2005 Semiannual Report o Delaware Pooled Trust 71

DELAWARE POOLED TRUST  THE INTERNATIONAL
FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2005 (UNAUDITED)

                                                                     Market
                                                    Principal         Value
                                                     Amount v        (U.S.$)
--------------------------------------------------------------------------------
BONDS - 97.46%

AUSTRALIA - 2.58%

Queensland Treasury
   6.00% 10/14/15                          AUD        2,060,000      $ 1,666,838
                                                                     -----------
                                                                       1,666,838
                                                                     -----------
AUSTRIA - 9.12%

Oesterreichesche Kontrollbank
   1.80% 3/22/10                           JPY      300,000,000        3,056,073
Republic of Austria
   5.25% 1/4/11                            EUR        1,100,000        1,586,323
#Republic of Austria 144A
   5.50% 10/20/07                          EUR          900,000        1,243,982
                                                                     -----------
                                                                       5,886,378
                                                                     -----------
BELGIUM - 2.50%

Kingdom of Belgium
   5.75% 9/28/10                           EUR        1,100,000        1,616,008
                                                                     -----------
                                                                       1,616,008
                                                                     -----------
CANADA - 1.49%

Canada Government
   0.70% 3/20/06                           JPY      100,000,000          958,725
                                                                     -----------
                                                                         958,725
                                                                     -----------
FINLAND - 4.56%

Finnish Government
   5.00% 4/25/09                           EUR        2,100,000        2,941,778
                                                                     -----------
                                                                       2,941,778
                                                                     -----------
FRANCE - 6.98%

Government of France
   4.00% 10/25/09                          EUR        2,100,000        2,848,446
   5.00% 10/25/16                          EUR        1,000,000        1,464,537
   5.50% 4/25/10                           EUR          130,000          188,050
                                                                     -----------
                                                                       4,501,033
                                                                     -----------

                                                                     Market
                                                    Principal         Value
                                                     Amount v        (U.S.$)
--------------------------------------------------------------------------------
GERMANY - 11.97%

Deutschland Republic
   4.00% 2/16/07                           EUR        1,000,000      $ 1,326,102
   5.00% 7/4/11                            EUR          410,000          587,083
   6.50% 7/4/27                            EUR          500,000          888,916
Kredit Fuer Wiederaufbau
   1.85% 9/20/10                           JPY      260,000,000        2,659,804
   5.00% 7/4/11                            EUR        1,400,000        2,002,684
   5.50% 10/15/07                          AUD          200,000          155,915
Rentenbank
   5.75% 1/1/15                            AUD          130,000          100,795
                                                                     -----------
                                                                       7,721,299
                                                                     -----------
GREECE - 3.88%

Hellenic Republic
   Government
   4.60% 5/20/13                           EUR        1,800,000        2,502,917
                                                                     -----------
                                                                       2,502,917
                                                                     -----------
ITALY - 6.43%

Republic of Italy
   0.375% 10/10/06                         JPY      200,000,000        1,917,068
   0.65% 3/20/09                           JPY      230,000,000        2,231,027
                                                                     -----------
                                                                       4,148,095
                                                                     -----------
JAPAN - 0.47%

Japan Finance Corporation
   for Municipal
   Enterprises
   1.55% 2/21/12                           JPY       30,000,000          300,502
                                                                     -----------
                                                                         300,502
                                                                     -----------
NETHERLANDS - 8.28%

Bank Nederlandse Gemeenten
   6.00% 11/15/06                          AUD          720,000          565,362
   6.25% 6/18/07                           AUD          420,000          331,732
DSL Finance
   5.75% 3/19/09                           EUR        1,500,000        1,090,381
Netherlands Government
   5.75% 2/15/07                           EUR          300,000          410,109
   7.50% 1/15/23                           EUR        1,550,000        2,942,126
                                                                     -----------
                                                                       5,339,710
                                                                     -----------

72  Delaware Pooled Trust o 2005 Semiannual Report

                                                                     Market
                                                    Principal         Value
                                                     Amount v        (U.S.$)
--------------------------------------------------------------------------------
NORWAY - 0.24%

Kommunalbanken
   6.00% 12/29/06                          AUD        200,000        $   156,805
                                                                     -----------
                                                                         156,805
                                                                     -----------
POLAND - 4.74%

Poland Government
   5.00% 10/24/13                          PLZ        6,900,000        1,992,624
   6.00% 11/24/09                          PLZ        2,300,000          704,336
   6.25% 10/24/15                          PLZ        1,150,000          363,029
                                                                     -----------
                                                                       3,059,989
                                                                     -----------
SPAIN - 4.41%

Instituto de Credito Oficial
   5.50% 11/15/06                          AUD          210,000          163,813
Kingdom of Spain
   3.10% 9/20/06                           JPY      270,000,000        2,683,866
                                                                     -----------
                                                                       2,847,679
                                                                     -----------
SUPRANATIONAL - 10.34%

European Investment Bank
   2.125% 9/20/07                          JPY       90,000,000          900,127
Inter-American
   Development Bank
   1.90% 7/8/09                            JPY      300,000,000        3,059,092
International Bank
   for Reconstruction &
   Development
   2.00% 2/18/08                           JPY      270,000,000        2,709,489
                                                                     -----------
                                                                       6,668,708
                                                                     -----------
SWEDEN - 14.48%

Swedish Government
   5.00% 1/28/09                           SEK        7,500,000        1,138,165
   5.50% 10/8/12                           SEK       18,400,000        2,975,117
   6.75% 5/5/14                            SEK       21,000,000        3,730,734
   8.00% 8/15/07                           SEK        9,500,000        1,498,980
                                                                     -----------
                                                                       9,342,996
                                                                     -----------
UNITED KINGDOM - 0.09%

SL Finance
   6.375% 7/12/22                          EUR           40,000           58,748
                                                                     -----------
                                                                          58,748
                                                                     -----------
UNITED STATES - 4.90%

Fannie Mae Global
   2.125% 10/9/07                          JPY      230,000,000        2,299,174
KFW International
   Finance 1.75%
   3/23/10                                 JPY       85,000,000          864,349
                                                                     -----------
                                                                       3,163,523
                                                                     -----------

--------------------------------------------------------------------------------
TOTAL BONDS (COST $57,355,010)                                        62,881,731
================================================================================

                                                                     Market
                                                    Principal         Value
                                                     Amount v        (U.S.$)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.45%

With BNP Paribas 2.84%
   5/2/05 (dated 4/29/05,
   to be repurchased at
   $158,237, collateralized
   by $23,300 U.S. Treasury
   Bills due 8/11/05,
   market value $23,101,
    $23,100 U.S. Treasury
   Bills due 8/18/05,
   market value $22,861
   and $116,600 U.S.
   Treasury Bills due
   8/25/05, market
   value $115,492)                         USD         $158,200      $158,200
With UBS Warburg 2.82%
   5/2/05 (dated 4/29/05,
   to be repurchased at
   $132,831, collateralized
   by $26,300 U.S. Treasury
   Notes 1.50% due
   3/31/06, market value
   $25,889, $23,300 U.S.
   Treasury Notes 2.25%
   due 4/30/06, market
   value $23,296, $70,800
   U.S. Treasury Notes
   2.75% due 6/30/06,
   market value $70,983
   and $15,500 U.S.
   Treasury Notes 2.375%
   due 8/15/06, market
   value $15,354)                          USD          132,800       132,800
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $291,000)                                                       291,000
================================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 97.91%
(COST $57,646,010)                                                 63,172,731
================================================================================

--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 2.09%                                          1,347,912
================================================================================

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 5,324,528
   SHARES OUTSTANDING;
   EQUIVALENT TO $12.12
   PER SHARE - 100.00%                                            $64,520,643
================================================================================


                               2005 Semiannual Report o Delaware Pooled Trust 73

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
--------------------------------------------------------------------------------
Shares of beneficial interest
   (unlimited authorization  no par)                              $58,130,197
Undistributed net investment income                                   717,383
Accumulated net realized loss on investments                         (552,501)
Net unrealized appreciation of investments
   and foreign currencies                                           6,225,564
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $64,520,643
================================================================================
vPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

 AUD - Australian Dollar
 EUR - European Monetary Unit
 JPY - apanese Yen
 PLZ - Polish Zloty
 SEK - Swedish Krona
 USD - U.S. Dollar

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements."
*Variable rate notes. The interest rate shown is the rate as of April 30, 2005.

FOREIGN CURRENCY EXCHANGE CONTRACT(1)

The following foreign currency exchange contract was outstanding at April 30, 2005:

   Contract to              In           Settlement       Unrealized
     Deliver           Exchange For         Date         Depreciation
  -------------        -------------     ----------      ------------
   (179,828)
   Polish Zloty        U.S. $54,411       5/5/05           $(428)
                                                          ------
                                                           $(428)
                                                          ======


(1)See Note 7 in "Notes to Financial Statements."

 See accompanying notes





74 Delaware Pooled Trust  2005 Semiannual Report

DELAWARE POOLED TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)

                                               The             The               The               The
                                            Large-Cap        Small-Cap          All-Cap           Mid-Cap
                                          Value Equity     Value Equity      Growth Equity     Growth Equity
                                            Portfolio        Portfolio         Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments at market                      $10,386,027      $2,770,973        $6,083,336        $17,566,235
Cash and foreign currencies                      4,234             766             1,561              2,038
Dividends and interest receivable               13,855           2,618               496              3,362
Receivable for securities sold                       -       1,487,319           638,609            180,697
Due from DMC                                     7,039               -                 -                  -
                                           ----------------------------------------------------------------
Total assets                                10,411,155       4,261,676         6,724,002         17,752,332
                                           ----------------------------------------------------------------

LIABILITIES:
Payable for securities purchased                41,438               -                 -            302,492
Liquidations payable                                 -       1,700,000                 -                  -
Management fee payable                               -           2,843               362             11,799
Other accrued expenses                          13,703           2,877             2,138              7,229
                                           ----------------------------------------------------------------
Total liabilities                               55,141       1,705,720             2,500            321,520
                                           ----------------------------------------------------------------

Total net assets                           $10,356,014      $2,555,956        $6,721,502        $17,430,812
                                           ================================================================

Investments at cost                        $ 9,906,951      $2,472,233        $5,509,041        $16,044,918
                                           ================================================================

See accompanying notes

                               2005 Semiannual Report o Delaware Pooled Trust 75

DELAWARE POOLED TRUST
STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
APRIL 30, 2005 (UNAUDITED)

                                                                                                   The
                                               The            The               The            Real Estate
                                            Small-Cap      Small-Cap          Smid-Cap          Investment
                                         Growth Equity  Growth II Equity    Growth Equity          Trust
                                            Portfolio       Portfolio         Portfolio        Portfolio II
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments at market                      $80,618,601      $1,901,547        $1,795,483        $59,726,084
Cash and foreign currencies                     20,626          27,329            94,108             98,638
Dividends and interest receivable               21,351             299               266             79,393
Subscriptions receivable                           900               -                 -                  -
Receivable for securities sold                       -          13,738             2,807            249,699
                                           ----------------------------------------------------------------
Total assets                                80,661,478       1,942,913         1,892,664         60,153,814
                                           ----------------------------------------------------------------

LIABILITIES:
Payable for securities purchased               398,882          24,049            11,559             66,924
Management fee payable                          49,085             586             4,506             35,360
Other accrued expenses                          48,524           3,966             2,260             26,880
                                           ----------------------------------------------------------------
Total liabilities                              496,491          28,601            18,325            129,164
                                           ----------------------------------------------------------------

Total net assets                           $80,164,987      $1,914,312        $1,874,339        $60,024,650
                                           ================================================================

Investments at cost                        $65,941,727      $1,919,231        $1,898,896        $48,415,229
                                           ================================================================

See accompanying notes

76 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
APRIL 30, 2005 (UNAUDITED)

                                               The             The               The              The
                                          Intermediate     Core Focus         High-Yield        Core Plus
                                          Fixed Income     Fixed Income          Bond         Fixed Income
                                            Portfolio        Portfolio         Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments at market                      $17,822,442      $6,897,202        $1,363,027       $102,611,755
Cash and foreign currencies                     24,653          24,555             5,650            581,624
Dividends and interest receivable              131,650          39,674            31,481            714,577
Receivable for securities sold                 492,522         325,081            18,192          3,806,264
Swap income receivable                           7,308           1,140                 -             15,219
Due from DMC                                         -             807                 -                  -
Other assets                                         -               -                 -             38,710
                                           ----------------------------------------------------------------
Total assets                                18,478,575       7,288,459         1,418,350        107,768,149
                                           ----------------------------------------------------------------

LIABILITIES:
Payable for securities purchased               470,543       1,522,520            29,270         23,165,717
Management fee payable                           5,873               -               518             15,804
Other accrued expenses                          34,912           5,173             6,021                931
                                           ----------------------------------------------------------------
Total liabilities                              511,328       1,527,693            35,809         23,182,452
                                           ----------------------------------------------------------------

Total net assets                           $17,967,247      $5,760,766        $1,382,541        $84,585,697
                                           ================================================================

Investments at cost                        $17,902,857      $6,873,101        $1,403,594       $102,349,082
                                           ================================================================

See accompanying notes

                               2005 Semiannual Report o Delaware Pooled Trust 77

DELAWARE POOLED TRUST
STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
APRIL 30, 2005 (UNAUDITED)

                                                              The
                                              The         Labor Select          The               The
                                         International    International    Emerging Global       Fixed
                                            Equity           Equity           Markets            Income
                                           Portfolio        Portfolio        Portfolio          Portfolio
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments at market                   $1,567,218,903    $548,970,301      $764,091,939       $292,269,415
Cash and foreign currencies                          -               -         3,894,962              1,721
Dividends and interest receivable            8,967,041       3,106,555         4,113,574          4,888,468
Subscriptions receivable                     2,410,356               -                 -              1,925
Receivable for securities sold                       -               -         7,919,383                  -
Other assets                                         -               -            24,571                  -
                                        -------------------------------------------------------------------
Total assets                             1,578,596,300     552,076,856       780,044,429        297,161,529
                                        -------------------------------------------------------------------

LIABILITIES:
Payable for securities purchased            11,276,627       1,825,107         8,143,621                  -
Liquidations payable                           489,513         315,000                 -            590,748
Management fee payable                         963,650         337,342           636,854            116,589
Other accrued expenses                         724,859         247,341           706,103            221,373
Other liabilities                            2,344,940       1,295,742                 -             58,074
                                        -------------------------------------------------------------------
Total liabilities                           15,799,589       4,020,532         9,486,578            986,784
                                        -------------------------------------------------------------------

Total net assets                        $1,562,796,711    $548,056,324      $770,557,851       $296,174,745
                                        ===================================================================

Investments at cost                     $1,277,619,149    $448,508,613      $626,048,192       $259,285,199
                                        ===================================================================

See accompanying notes

78 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
STATEMENTS OF ASSETS AND LIABILITIES CONTINUED
APRIL 30, 2005 (UNAUDITED)

                                              The
                                         International
                                          Fixed Income
                                            Portfolio
---------------------------------------------------------
ASSETS:
Investments at market                      $63,172,731
Cash and foreign currencies                    388,245
Dividends and interest receivable            1,095,052
Receivable for securities sold                 322,086
                                           -----------
Total assets                                64,978,114
                                           -----------

LIABILITIES
Payable for securities purchased               376,087
Management fee payable                          26,302
Other accrued expenses                          46,577
Other liabilities                                8,505
                                           -----------
Total liabilities                              457,471
                                           -----------

Total net assets                           $64,520,643
                                           ===========

Investments at cost                        $57,646,010
                                           ===========

See accompanying notes

                               2005 Semiannual Report o Delaware Pooled Trust 79

DELAWARE POOLED TRUST
STATEMENTS OF OPERATIONS

                                                       Six Months     Six Months     Six Months
                                                          Ended          Ended          Ended
                                                         4/30/05        4/30/05        4/30/05
                                                       (Unaudited)    (Unaudited)    (Unaudited)
-------------------------------------------------------------------------------------------------

                                                           The            The             The
                                                        Large-Cap      Small-Cap        All-Cap
                                                      Value Equity   Value Equity   Growth Equity
                                                        Portfolio      Portfolio      Portfolio
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                               $ 161,812      $  18,486       $  19,754
Interest                                                    2,622          2,038           4,800
Foreign tax withheld                                       (1,006)             -               -
                                                      -------------------------------------------
                                                          163,428         20,524          24,554
                                                      -------------------------------------------
EXPENSES:
Management fees                                            39,692         16,334          26,234
Accounting and administration expenses                      2,188            558           1,118
Reports and statements to shareholders                      2,691            616             127
Registration fees                                          27,404          1,856           6,989
Legal and professional fees                                 1,055            228             283
Dividend disbursing and transfer agent fees and expenses    1,674            933             532
Custodian fees                                                708            387             574
Trustees' fees                                                287             95             141
Pricing fees                                                  175            601             188
Insurance                                                     521            222             340
Taxes                                                           -             67              23
Other                                                       1,863            284             287
                                                      -------------------------------------------
                                                           78,258         22,181          36,836
Less expenses absorbed or waived                          (26,434)        (2,087)         (5,647)
Less expense paid indirectly                                  (43)             -             (15)
                                                      -------------------------------------------

Total expenses                                             51,781         20,094          31,174
                                                      -------------------------------------------

Net Investment Income (Loss)                              111,647            430          (6,620)
                                                      -------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments                                               998,280        757,857         128,984
Futures contracts                                               -              -               -
Swap agreements                                                 -              -               -
Foreign currencies                                            (86)             -               -
                                                      -------------------------------------------
Net realized gain (loss)                                  998,194        757,857         128,984
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                 (412,084)      (544,005)       (127,673)
                                                      -------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES                     586,110        213,852           1,311
                                                      -------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $697,757       $214,282       $  (5,309)
                                                      ===========================================

*Commencement of operations.

See accompanying notes


80   Delaware Pooled Trust o 2005 Semiannual Report

 Six Months     Six Months      Six Months       12/2/04*      Six Months     Six Months     Six Months
    Ended          Ended           Ended            to            Ended          Ended          Ended
   4/30/05        4/30/05         4/30/05        4/30/05         4/30/05        4/30/05        4/30/05
 (Unaudited)    (Unaudited)     (Unaudited)    (Unaudited)     (Unaudited)    (Unaudited)    (Unaudited)
--------------------------------------------------------------------------------------------------------
                                                                 The
      The            The             The            The       Real Estate         The            The
    Mid-Cap       Small-Cap       Small-Cap       Smid-Cap     Investment    Intermediate    Core Focus
Growth Equity  Growth Equity  Growth II Equity  Growth Equity    Trust       Fixed Income   Fixed Income
  Portfolio       Portfolio       Portfolio      Portfolio    Portfolio II     Portfolio      Portfolio
--------------------------------------------------------------------------------------------------------

  $  27,753    $    221,250    $     2,130     $     2,176    $   662,360    $       681     $       227
     15,045          74,869          1,021               -         47,540        368,748         105,338
          -            (197)           (13)              -              -              -               -
--------------------------------------------------------------------------------------------------------
     42,798         295,922          3,138           2,176        709,900        369,429         105,565
--------------------------------------------------------------------------------------------------------

     69,232         402,200          7,701           6,125        219,132         36,280          11,242
      2,965          20,021            334             262          9,365          2,919             940
      4,931          15,219            245              74          6,738          2,463             403
      7,050           8,736          1,045           1,277          7,500          4,144           1,136
      1,465           8,944            114           6,068          4,320          1,405             421
      1,812           6,160            503             300          3,506          2,041             818
        865           2,953          2,181           1,079          1,575          2,235           4,358
        455           2,617             46              43          1,424            458             134
        351             114            241             180            121          4,248           3,165
        892           5,850            471             127          2,811            870             863
         16               -              -              48            949             10              21
        345             520            371           1,332              -            659              38
--------------------------------------------------------------------------------------------------------
     90,379         473,334         13,252          16,915        257,441         57,733          23,539
     (5,686)         (2,072)        (3,661)         (9,133)        (5,705)       (15,484)        (10,612)
        (10)              -           (131)           (309)          (128)             -            (482)
--------------------------------------------------------------------------------------------------------

     84,683         471,262          9,460           7,473        251,608         42,248          12,445
--------------------------------------------------------------------------------------------------------

    (41,885)       (175,340)        (6,322)         (5,297)       458,292        327,181          93,120
--------------------------------------------------------------------------------------------------------



    537,746       2,333,466         (1,179)        (16,956)     1,144,641         (5,175)        (16,115)
          -               -              -               -              -         14,165               -
          -               -              -               -              -         12,895          (1,248)
          -               -              -              (4)             -              -               -
--------------------------------------------------------------------------------------------------------
    537,746       2,333,466         (1,179)        (16,960)     1,144,641         21,885         (17,363)

    (70,932)     (7,810,493)       (46,289)       (103,413)     2,295,425       (220,985)         (7,370)
--------------------------------------------------------------------------------------------------------


    466,814      (5,477,027)       (47,468)       (120,373)     3,440,066       (199,100)        (24,733)
--------------------------------------------------------------------------------------------------------


   $424,929     $(5,652,367)      $(53,790)      $(125,670)    $3,898,358       $128,081        $ 68,387
========================================================================================================


                             2005 Semiannual Report o Delaware Pooled Trust   81

DELAWARE POOLED TRUST
STATEMENTS OF OPERATIONS CONTINUED

                                                      Six Months     Six Months     Six Months
                                                         Ended          Ended          Ended
                                                        4/30/05        4/30/05        4/30/05
                                                      (Unaudited)    (Unaudited)    (Unaudited)
-------------------------------------------------------------------------------------------------

                                                          The            The             The
                                                      High-Yield      Core Plus     International
                                                         Bond        Fixed Income      Equity
                                                      Portfolio       Portfolio       Portfolio
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                               $     339    $     7,302    $ 26,610,907
Interest                                                   81,334      1,247,936         513,286
Securities lending income                                       -              -         425,887
Foreign tax withheld                                            -              -      (2,192,076)
                                                     --------------------------------------------
                                                           81,673      1,255,238      25,358,004
                                                     --------------------------------------------
EXPENSES:
Management fees                                             4,528        133,080       5,452,636
Accounting and administration expenses                        324          8,324         234,419
Reports and statements to shareholders                        400            654         138,390
Registration fees                                           4,784         31,675          27,000
Legal and professional fees                                   168          3,706          89,730
Dividend disbursing and transfer agent fees and expenses      309          3,672          75,030
Custodian fees                                                872         15,578         331,828
Trustees' fees                                                 40          1,302          35,737
Pricing fees                                                2,356          5,968           3,278
Insurance                                                      69          3,323          77,305
Taxes                                                           -              -              10
Other                                                       1,073            806           8,912
                                                     --------------------------------------------
                                                           14,923        208,088       6,474,275
Less expenses absorbed or waived                           (8,483)       (42,886)              -
Less expense paid indirectly                                  (15)        (5,028)              -
                                                     --------------------------------------------

Total expenses                                              6,425        160,174       6,474,275
                                                     --------------------------------------------

Net Investment Income                                      75,248      1,095,064      18,883,729
                                                     --------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments                                                69,568       (112,133)     11,332,560
Futures contracts                                               -         55,877               -
Swap agreements                                                 -        (16,853)              -
Foreign currencies                                              -        (61,875)     (6,378,392)
                                                     --------------------------------------------
Net realized gain (loss)                                   69,568       (134,984)      4,954,168
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                  (70,337)        (9,753)     86,200,927
                                                     --------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES                        (769)      (144,737)     91,155,095
                                                     --------------------------------------------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                              $74,479     $  950,327    $110,038,824
                                                     ============================================

See accompanying notes

82   Delaware Pooled Trust o 2005 Semiannual Report

Six Months      Six Months      Six Months     Six Months
   Ended          Ended           Ended          Ended
  4/30/05        4/30/05         4/30/05        4/30/05
(Unaudited)    (Unaudited)     (Unaudited)    (Unaudited)
------------------------------------------------------------
     The
Labor Select        The             The             The
International     Emerging     Global Fixed    International
   Equity          Markets        Income       Fixed Income
  Portfolio       Portfolio      Portfolio       Portfolio
------------------------------------------------------------

$ 9,365,549    $ 17,220,924    $         -      $        -
    161,653         107,498      4,572,059         928,548
    178,249               -              -               -
   (796,737)     (1,440,017)        27,046               -
------------------------------------------------------------
  8,908,714      15,888,405      4,599,105         928,548
------------------------------------------------------------

  1,912,320       3,741,229        703,921         159,369
     82,517         119,851         45,698          10,262
     59,505          89,487         40,899           3,662
     13,669          18,498          7,501           4,466
     41,527          58,164         19,047           4,044
     26,372          33,221         15,289           3,847
    121,567         741,418         93,158          19,638
     13,173          18,147          6,868           1,347
      6,128           3,852          2,864           2,321
     26,876          38,484         14,317           3,116
        220           9,768          1,495               -
        226           8,285          5,504           5,396
------------------------------------------------------------
  2,304,100       4,880,404        956,561         217,468
          -               -        (66,767)        (16,089)
          -               -              -               -
------------------------------------------------------------

  2,304,100       4,880,404        889,794         201,379
------------------------------------------------------------

  6,604,614      11,008,001      3,709,311         727,169
------------------------------------------------------------



    785,616      60,902,860      7,994,919       2,388,388
          -               -              -               -
          -               -              -               -
 (3,230,861)     (1,999,888)      (806,042)         55,512
------------------------------------------------------------
 (2,445,245)     58,902,972      7,188,877       2,443,900

 37,339,321      38,787,281      3,197,009          78,096
------------------------------------------------------------


 34,894,076      97,690,253     10,385,886       2,521,996
------------------------------------------------------------


$41,498,690    $108,698,254    $14,095,197      $3,249,165
============================================================

                             2005 Semiannual Report o Delaware Pooled Trust   83

DELAWARE POOLED TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months        Year        Six Months
                                                          Ended          Ended          Ended
                                                         4/30/05       10/31/04        4/30/05
                                                       (Unaudited)                   (Unaudited)
---------------------------------------------------------------------------------------------------
                                                           The            The            The
                                                        Large-Cap      Large-Cap      Small-Cap
                                                      Value Equity   Value Equity   Value Equity
                                                        Portfolio      Portfolio      Portfolio
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)                          $   111,647    $   392,061      $      430
Net realized gain on investments
   and foreign currencies                                 998,194      6,484,985         757,857
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                 (412,084)    (3,384,096)       (544,005)
                                                     ----------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                              697,757      3,492,950         214,282
                                                     ----------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                    (160,386)      (590,643)         (2,976)
Net realized gain on investments                                -              -        (559,225)
                                                     ----------------------------------------------
                                                         (160,386)      (590,643)       (562,201)
                                                     ----------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                  42,624         65,801               -
Net asset value of shares issued upon reinvestment
   of dividends and distributions                         149,250        573,083         562,201
                                                     ----------------------------------------------
                                                          191,874        638,884         562,201

Cost of shares repurchased                             (5,894,283)   (26,585,924)     (1,699,999)
                                                     ----------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                  (5,702,409)   (25,947,040)     (1,137,798)
                                                     ----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (5,165,038)   (23,044,733)     (1,485,717)

NET ASSETS:
Beginning of period                                    15,521,052     38,565,785       4,041,673
                                                     ----------------------------------------------
End of period                                         $10,356,014    $15,521,052      $2,555,956
                                                     ==============================================

Undistributed net investment income (loss)            $    25,377    $    74,202      $   (2,076)
                                                     ==============================================

See accompanying notes


84   Delaware Pooled Trust o 2005 Semiannual Report

     Year        Six Months         Year         Six Months        Year
     Ended          Ended           Ended          Ended           Ended
   10/31/04        4/30/05        10/31/04        4/30/05        10/31/04
                 (Unaudited)                    (Unaudited)
------------------------------------------------------------------------------
       The            The             The            The             The
   Small-Cap        All-Cap         All-Cap        Mid-Cap         Mid-Cap
 Value Equity   Growth Equity   Growth Equity   Growth Equity   Growth Equity
   Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
------------------------------------------------------------------------------

  $    2,372      $   (6,620)     $ (17,238)     $  (41,885)     $ (50,578)

     560,369         128,984        515,170         537,746      1,084,623

     (18,038)       (127,673)      (381,674)        (70,932)      (203,311)
------------------------------------------------------------------------------

     544,703          (5,309)       116,258         424,929        830,734
------------------------------------------------------------------------------

     (10,262)              -              -               -              -
    (235,193)              -              -        (623,120)             -
------------------------------------------------------------------------------
    (245,455)              -              -        (623,120)             -
------------------------------------------------------------------------------

           -               -              -           9,860      3,103,350

     245,455               -              -         623,120              -
------------------------------------------------------------------------------
     245,455               -              -         632,980      3,103,350

           -               -              -        (700,000)      (176,449)
------------------------------------------------------------------------------

     245,455               -              -         (67,020)     2,926,901
------------------------------------------------------------------------------

     544,703          (5,309)       116,258        (265,211)     3,757,635


   3,496,970       6,726,811      6,610,553      17,696,023     13,938,388
------------------------------------------------------------------------------
  $4,041,673      $6,721,502     $6,726,811     $17,430,812    $17,696,023
==============================================================================

  $      470      $        -     $        -     $         -    $         -
==============================================================================

                             2005 Semiannual Report o Delaware Pooled Trust   85

DELAWARE POOLED TRUST
STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                       Six Months        Year            Six Months
                                                         Ended          Ended              Ended
                                                        4/30/05       10/31/04            4/30/05
                                                      (Unaudited)                       (Unaudited)
--------------------------------------------------------------------------------------------------------

                                                           The            The               The
                                                        Small-Cap      Small-Cap         Small-Cap
                                                     Growth Equity   Growth Equity    Growth II Equity
                                                        Portfolio      Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)                         $   (175,340)   $  (481,809)        $   (6,322)
Net realized gain (loss) on investments
   and foreign currencies                               2,333,466      1,809,266             (1,179)
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies               (7,810,493)     5,083,736            (46,289)
                                                    ----------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                           (5,652,367)     6,411,193            (53,790)
                                                    ----------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                           -              -                  -
Net realized gain on investments                                -              -                  -
                                                    ----------------------------------------------------
                                                                -              -                  -
                                                    ----------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                               6,907,956     29,996,448                  -
Net asset value of shares issued upon reinvestment
   of dividends and distributions                               -              -                  -
                                                    ----------------------------------------------------
                                                        6,907,956     29,996,448                  -

Cost of shares repurchased                            (29,133,693)   (22,532,198)                 -
                                                    ----------------------------------------------------

Increase (decrease) in net assets derived from capital
   share transactions                                 (22,225,737)     7,464,250                  -
                                                    ----------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 (27,878,104)    13,875,443            (53,790)

NET ASSETS:
Beginning of period                                   108,043,091     94,167,648          1,968,102
                                                    ----------------------------------------------------
End of period                                        $ 80,164,987   $108,043,091         $1,914,312
                                                    ====================================================

Undistributed net investment income                  $          -   $          -         $        -
                                                    ====================================================

*Commencement of operations.

See accompanying notes


86   Delaware Pooled Trust o 2005 Semiannual Report

    12/1/03*          12/2/04*      Six Months        Year          Six Months        Year
       to                to           Ended          Ended            Ended          Ended
    10/31/04           4/30/05       4/30/05       10/31/04          4/30/05         10/31/04
                     (Unaudited)   (Unaudited)                     (Unaudited)
--------------------------------------------------------------------------------------------
                                      The            The
       The             The        Real Estate    Real Estate         The            The
    Small-Cap        Smid-Cap      Investment     Investment    Intermediate    Intermediate
 Growth II Equity  Growth Equity     Trust          Trust       Fixed Income    Fixed Income
    Portfolio        Portfolio     Portfolio II  Portfolio II    Portfolio       Portfolio
--------------------------------------------------------------------------------------------

   $   (8,630)      $   (5,297)    $  458,292     $ 1,263,294     $  327,181    $   572,417

      (51,882)         (16,960)     1,144,641       5,286,771         21,885        116,699

       28,605         (103,413)     2,295,425       4,944,134       (220,985)       184,538
--------------------------------------------------------------------------------------------

      (31,907)        (125,670)     3,898,358      11,494,199        128,081        873,654
--------------------------------------------------------------------------------------------


            -                -       (354,413)     (1,693,822)      (395,265)      (725,170)
            -                -     (5,643,825)       (963,878)             -              -
--------------------------------------------------------------------------------------------
            -                -     (5,998,238)     (2,657,700)      (395,265)      (725,170)
--------------------------------------------------------------------------------------------

    2,000,009        2,000,009      5,927,799      13,793,938         18,825     17,323,412

            -                -      5,259,055       1,906,189        385,710        682,264
--------------------------------------------------------------------------------------------
    2,000,009        2,000,009     11,186,854      15,700,127        404,535     18,005,676

            -                -     (3,692,296)     (8,196,450)    (1,100,000)    (1,517,863)
--------------------------------------------------------------------------------------------


    2,000,009        2,000,009      7,494,558       7,503,677       (695,465)    16,487,813
--------------------------------------------------------------------------------------------

    1,968,102        1,874,339      5,394,678      16,340,176       (962,649)    16,636,297


            -                -     54,629,972      38,289,796     18,929,896      2,293,599
--------------------------------------------------------------------------------------------
   $1,968,102       $1,874,339    $60,024,650     $54,629,972    $17,967,247    $18,929,896
============================================================================================

   $        -       $        -    $   957,870     $   853,991    $        40    $       662
============================================================================================

*Commencement of operations.

See accompanying notes


                             2005 Semiannual Report o Delaware Pooled Trust   87

DELAWARE POOLED TRUST
STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                       Six Months       6/30/04*        Six Months
                                                         Ended            to               Ended
                                                        4/30/05        10/31/04          4/30/05
                                                      (Unaudited)                      (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                          The             The             The
                                                      Core Focus       Core Focus      High-Yield
                                                     Fixed Income     Fixed Income        Bond
                                                      Portfolio        Portfolio        Portfolio
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income                                  $   93,120      $   23,136        $  75,248
Net realized gain (loss) on investments
   and foreign currencies                                 (17,363)         38,664           69,568
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                   (7,370)         32,611          (70,337)
                                                      -----------------------------------------------
Net increase in net assets
   resulting from operations                               68,387          94,411           74,479
                                                      -----------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                     (54,154)              -         (123,674)
Net realized gain on investments                          (38,863)              -                -
                                                      -----------------------------------------------
                                                          (93,017)              -         (123,674)
                                                      -----------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                  75,954       5,522,014        1,290,000
The International Equity Portfolio Class P                      -               -                -
Net asset value of shares issued upon reinvestment
   of dividends and distributions                          93,017               -          123,674
The International Equity Portfolio Class P                      -               -                -
                                                      -----------------------------------------------
                                                          168,971       5,522,014        1,413,674

Cost of shares repurchased                                      -               -       (2,685,058)
The International Equity Portfolio Class P                      -               -                -
                                                      -----------------------------------------------
                                                                -               -       (2,685,058)
Increase (decrease) in net assets derived from capital
   share transactions                                     168,971       5,522,014       (1,271,384)
                                                      -----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                     144,341       5,616,425       (1,320,579)

NET ASSETS:
Beginning of period                                     5,616,425               -        2,703,120
                                                      -----------------------------------------------
End of period                                          $5,760,766      $5,616,425       $1,382,541
                                                      ===============================================

Undistributed net investment income                    $   64,842      $   23,732       $   15,490
                                                      ===============================================

*Commencement of operations.

See accompanying notes

88   Delaware Pooled Trust o 2005 Semiannual Report

       Year         Six Months          Year          Six Months          Year
       Ended           Ended            Ended           Ended            Ended
     10/31/04         4/30/05         10/31/04         4/30/05         10/31/04
                    (Unaudited)                      (Unaudited)
-------------------------------------------------------------------------------------
       The             The              The             The                The
    High-Yield       Core Plus       Core Plus      International      International
       Bond        Fixed Income     Fixed Income       Equity            Equity
    Portfolio        Portfolio        Portfolio       Portfolio        Portfolio
-------------------------------------------------------------------------------------


     $ 337,456      $ 1,095,064      $   598,238     $ 18,883,729      $ 23,004,116

       382,084         (134,984)         354,425        4,954,168         4,136,934

      (145,462)          (9,753)         260,187       86,200,927       153,245,559
-------------------------------------------------------------------------------------

       574,078          950,327        1,212,850      110,038,824       180,386,609
-------------------------------------------------------------------------------------


      (359,768)        (831,392)        (328,531)     (18,085,326)      (15,718,887)
             -         (336,224)        (261,120)               -                 -
-------------------------------------------------------------------------------------
      (359,768)      (1,167,616)        (589,651)     (18,085,326)      (15,718,887)
-------------------------------------------------------------------------------------

             -       47,840,705       30,904,666      276,624,182       563,107,600
             -                -                -                -                15

       359,768        1,167,616          589,651       12,494,609        13,407,124
             -                -                -                -               256
-------------------------------------------------------------------------------------
       359,768       49,008,321       31,494,317      289,118,791       576,514,995

    (3,000,000)          (1,000)      (3,693,579)     (84,521,103)     (125,099,513)
             -                -                -                -           (12,941)
-------------------------------------------------------------------------------------
     (3,000,00)          (1,000)      (3,693,579)     (84,521,103)     (125,112,454)

    (2,640,232)      49,007,321       27,800,738      204,597,688       451,402,541
-------------------------------------------------------------------------------------

    (2,425,922)      48,790,032       28,423,937      296,551,186       616,070,263


     5,129,042       35,795,665        7,371,728    1,266,245,525       650,175,262
-------------------------------------------------------------------------------------
    $2,703,120      $84,585,697      $35,795,665   $1,562,796,711    $1,266,245,525
=====================================================================================

    $   54,231      $   796,950      $   571,835   $    7,439,880    $   13,019,869
=====================================================================================

                             2005 Semiannual Report o Delaware Pooled Trust   89

DELAWARE POOLED TRUST
STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                       Six Months         Year       Six Months
                                                          Ended          Ended          Ended
                                                         4/30/05       10/31/04       4/30/05
                                                       (Unaudited)                  (Unaudited)
-------------------------------------------------------------------------------------------------
                                                          The             The
                                                     Labor Select    Labor Select       The
                                                     International   International    Emerging
                                                        Equity           Equity        Markets
                                                       Portfolio        Portfolio     Portfolio
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                $  6,604,614     $8,101,689   $ 11,008,001
Net realized gain (loss) on investments
   and foreign currencies                              (2,445,245)     2,204,826     58,902,972
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies               37,339,321     43,060,128     38,787,281
                                                    ---------------------------------------------
Net increase in net assets
   resulting from operations                           41,498,690     53,366,643    108,698,254
                                                    ---------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                  (4,625,044)    (3,566,526)   (11,403,928)
Net realized gain on investments                       (6,015,580)    (2,336,212)   (44,673,241)
                                                    ---------------------------------------------
                                                      (10,640,624)    (5,902,738)   (56,077,169)
                                                    ---------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                              69,742,602    212,736,326     56,088,384
Purchase reimbursement fees                                     -              -        427,099
Net asset value of shares issued upon reinvestment
   of dividends and distributions                      10,640,624      5,902,738     55,994,944
                                                    ---------------------------------------------
                                                       80,383,226    218,639,064    112,510,427

Cost of shares repurchased                            (15,598,002)    (6,122,530)   (18,360,052)
Redemption reimbursement fees                                   -              -        137,702
                                                    ---------------------------------------------
                                                      (15,598,002)    (6,122,530)   (18,222,350)
Increase in net assets derived from capital
   share transactions                                  64,785,224    212,516,534     94,288,077
                                                    ---------------------------------------------

NET INCREASE IN NET ASSETS                             95,643,290    259,980,439    146,909,162

NET ASSETS:
Beginning of period                                   452,413,034    192,432,595    623,648,689
                                                    ---------------------------------------------
End of period                                        $548,056,324   $452,413,034   $770,557,851
                                                    =============================================

Undistributed net investment income                  $  1,820,628   $  3,071,919   $  6,597,866
                                                    =============================================

See accompanying notes


90  Delaware Pooled Trust o 2005 Semiannual Report

      Year        Six Months       Year         Six Months        Year
     Ended           Ended         Ended          Ended          Ended
    10/31/04       4/30/05       10/31/04        4/30/05        10/31/04
                 (Unaudited)                   (Unaudited)
----------------------------------------------------------------------------

      The            The            The            The             The
   Emerging        Global         Global      International    International
    Markets     Fixed Income   Fixed Income    Fixed Income    Fixed Income
   Portfolio     Portfolio      Portfolio       Portfolio       Portfolio
----------------------------------------------------------------------------

 $ 12,817,762    $ 3,709,311    $ 6,912,348    $   727,169      $1,582,930

   58,044,846      7,188,877      5,809,193      2,443,900       2,400,540

   43,053,192      3,197,009     15,599,190         78,096       2,835,367
----------------------------------------------------------------------------

  113,915,800     14,095,197     28,320,731      3,249,165       6,818,837
----------------------------------------------------------------------------


   (6,674,678)   (14,007,656)   (43,809,158)    (4,108,097)     (6,074,914)
            -              -              -              -               -
----------------------------------------------------------------------------
   (6,674,678)   (14,007,656)   (43,809,158)    (4,108,097)     (6,074,914)
----------------------------------------------------------------------------

  293,636,108     27,253,156     74,994,436        617,561      13,959,275
    2,054,578              -              -              -               -

    6,674,678     10,811,211     29,765,822      4,038,233       5,945,033
----------------------------------------------------------------------------
  302,365,364     38,064,367    104,760,258      4,655,794      19,904,308

  (42,236,893)   (10,329,120)   (29,274,136)      (662,408)     (7,546,280)
      111,002              -              -              -               -
----------------------------------------------------------------------------
  (42,125,891)   (10,329,120)   (29,274,136)      (662,408)     (7,546,280)

  260,239,473     27,735,247     75,486,122      3,993,386      12,358,028
----------------------------------------------------------------------------

  367,480,595     27,822,788     59,997,695      3,134,454      13,101,951


  256,168,094    268,351,957    208,354,262     61,386,189      48,284,238
----------------------------------------------------------------------------
 $623,648,689   $296,174,745   $268,351,957    $64,520,643     $61,386,189
============================================================================

 $  8,993,681   $  1,915,188   $ 11,818,796    $   717,383      $3,745,561
============================================================================

                             2005 Semiannual Report o Delaware Pooled Trust   91

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE LARGE-CAP VALUE EQUITY PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                  4/30/05(1)      Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02    10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $16.260      $14.920     $12.600      $13.950     $15.370     $16.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                              0.130        0.254       0.268        0.239       0.247       0.267
Net realized and unrealized gain (loss)
  on investments                                      0.475        1.372       2.294       (1.334)     (1.364)      0.592
                                                    ---------------------------------------------------------------------
Total from investment operations                      0.605        1.626       2.562       (1.095)     (1.117)      0.859
                                                    ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.175)      (0.286)     (0.242)      (0.255)     (0.303)     (0.310)
Net realized gain on investments                          -            -           -            -           -      (1.439)
                                                    ---------------------------------------------------------------------
Total dividends and distributions                    (0.175)      (0.286)     (0.242)      (0.255)     (0.303)     (1.749)
                                                    ---------------------------------------------------------------------

Net asset value, end of period                      $16.690      $16.260     $14.920      $12.600     $13.950     $15.370
                                                    =====================================================================

Total return(3)                                       3.71%       11.00%      20.60%       (8.05%)     (7.35%)      6.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)             $10,356      $15,521     $38,566      $49,224     $60,788     $82,882
Ratio of expenses to average net assets               0.72%        0.68%       0.63%        0.62%       0.67%       0.68%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                     1.08%        0.85%       0.85%        0.69%       0.84%       0.75%
Ratio of net investment income to average
  net assets                                          1.54%        1.61%       2.01%        1.66%       1.61%       1.89%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            1.18%        1.44%       1.79%        1.59%       1.44%       1.82%
Portfolio turnover                                      48%          67%         68%          95%        113%         56%

--------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

92 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE SMALL-CAP VALUE EQUITY PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                  4/30/05(1)      Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02    10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $13.580      $12.610     $ 9.730      $10.050     $ 9.230      $8.650

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                              0.001        0.008       0.039        0.057       0.089       0.106
Net realized and unrealized gain
  on investments                                      0.798        1.847       3.417        0.225       0.830       0.779
                                                    ---------------------------------------------------------------------
Total from investment operations                      0.799        1.855       3.456        0.282       0.919       0.885
                                                    ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.010)      (0.037)     (0.053)      (0.087)     (0.099)     (0.085)
Net realized gain on investments                     (1.879)      (0.848)     (0.523)      (0.515)          -      (0.220)
                                                    ---------------------------------------------------------------------
Total dividends and distributions                    (1.889)      (0.885)     (0.576)      (0.602)     (0.099)     (0.305)
                                                    ---------------------------------------------------------------------

Net asset value, end of period                      $12.490      $13.580     $12.610      $ 9.730     $10.050      $9.230
                                                    =====================================================================

Total return(3)                                       5.26%       15.56%      37.52%        2.55%      10.05%      10.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)              $2,556       $4,042      $3,497       $2,542      $2,479      $2,254
Ratio of expenses to average net assets               0.92%        0.89%       0.89%        0.89%       0.89%(4)    0.89%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                     1.02%        0.99%       1.00%        1.01%       0.95%       1.24%
Ratio of net investment income to average
  net assets                                          0.02%        0.06%       0.37%        0.53%       0.88%       1.23%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation and expenses paid indirectly            (0.08%)      (0.04%)      0.26%        0.41%       0.82%       0.88%
Portfolio turnover                                      35%          40%         42%          47%         72%         90%

--------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(4) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.90%.

See accompanying notes

                               2005 Semiannual Report o Delaware Pooled Trust 93

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE ALL-CAP GROWTH EQUITY PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year       3/31/00(2)
                                                  4/30/05(1)      Ended       Ended        Ended       Ended        to
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02    10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $4.960       $4.870      $3.640       $4.680      $8.770      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                               (0.005)      (0.013)     (0.010)      (0.016)     (0.013)     (0.005)
Net realized and unrealized gain (loss)
  on investments                                     (0.005)       0.103       1.240       (1.024)     (4.077)      0.275
                                                     --------------------------------------------------------------------
Total from investment operations                     (0.010)       0.090       1.230       (1.040)     (4.090)      0.270
                                                     --------------------------------------------------------------------

Net asset value, end of period                       $4.950       $4.960      $4.870       $3.640      $4.680      $8.770
                                                     ====================================================================
Total return(4)                                       0.00%        1.85%      33.79%      (22.22%)    (46.64%)      3.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)              $6,722       $6,727      $6,611       $8,310      $9,222     $13,139
Ratio of expenses to average net assets               0.89%        0.89%       0.89%        0.89%       0.89%(5)    0.89%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                     1.05%        1.16%       1.02%        1.00%       0.93%       1.10%
Ratio of net investment loss to average
  net assets                                         (0.19%)      (0.25%)     (0.25%)      (0.36%)     (0.22%)     (0.09%)
Ratio of net investment loss to average
  net assets prior to expense limitation
  and expenses paid indirectly                       (0.35%)      (0.52%)     (0.38%)      (0.47%)     (0.26%)     (0.30%)
Portfolio turnover                                      79%          99%         90%         130%        147%        138%

--------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized. (2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.90%.

See accompanying notes

94 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE MID-CAP GROWTH EQUITY PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                  4/30/05(1)      Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02    10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $3.440       $3.230      $2.450       $2.760     $12.390      $8.740

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                               (0.008)      (0.010)     (0.012)      (0.008)     (0.005)     (0.061)
Net realized and unrealized gain (loss)
  on investments                                      0.089        0.220       0.792       (0.302)     (3.196)      4.523
                                                     --------------------------------------------------------------------
Total from investment operations                      0.081        0.210       0.780       (0.310)     (3.201)      4.462
                                                     --------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                     (0.121)           -           -            -      (6.260)     (0.812)
In excess of net realized gain on investments             -            -           -            -      (0.169)          -
                                                     --------------------------------------------------------------------
Total dividends and distributions                    (0.121)           -           -            -      (6.429)     (0.812)
                                                     --------------------------------------------------------------------

Net asset value, end of period                       $3.400       $3.440      $3.230       $2.450      $2.760     $12.390
                                                     ====================================================================

Total return(3)                                       2.13%        6.50%      31.84%      (11.23%)    (41.66%)     53.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)             $17,431      $17,696     $13,938       $2,329      $2,655      $6,506
Ratio of expenses to average net assets               0.92%        0.92%       0.93%        0.93%       0.94%       0.92%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                     0.98%        0.94%       1.03%        1.41%       1.28%       1.04%
Ratio of net investment loss to average
  net assets                                         (0.45%)      (0.31%)     (0.41%)      (0.29%)     (0.12%)     (0.52%)
Ratio of net investment loss to average
  net assets prior to expense limitation
  and expenses paid indirectly                       (0.51%)      (0.33%)     (0.51%)      (0.77%)     (0.46%)     (0.64%)
Portfolio turnover                                      97%         113%        111%         112%        133%        137%

--------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                               2005 Semiannual Report o Delaware Pooled Trust 95

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE SMALL-CAP GROWTH EQUITY PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                  4/30/05(1)      Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02    10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $14.300      $13.390     $10.130      $11.240     $18.950     $14.190

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)                               (0.024)      (0.061)     (0.042)      (0.047)     (0.034)     (0.028)
Net realized and unrealized gain (loss)
  on investments                                     (0.886)       0.971       3.302       (1.063)     (7.676)      6.358
                                                    ---------------------------------------------------------------------
Total from investment operations                     (0.910)       0.910       3.260       (1.110)     (7.710)      6.330
                                                    ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                          -            -           -            -           -      (1.570)
                                                    ---------------------------------------------------------------------
Total dividends and distributions                         -            -           -            -           -      (1.570)
                                                    ---------------------------------------------------------------------

Net asset value, end of period                      $13.390      $14.300     $13.390      $10.130     $11.240     $18.950
                                                    =====================================================================
Total return(3)                                      (6.36%)       6.80%      32.18%       (9.88%)    (40.69%)     47.57%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)             $80,165     $108,043     $94,168      $43,104     $35,572     $37,645
Ratio of expenses to average net assets               0.88%        0.85%       0.87%        0.88%       0.89%       0.85%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                     0.88%        0.85%       0.88%        0.90%       0.92%       0.87%
Ratio of net investment loss to average
  net assets                                         (0.33%)      (0.43%)     (0.37%)      (0.41%)     (0.26%)     (0.15%)
Ratio of net investment loss to average
  net assets prior to expense limitation
  and expenses paid indirectly                       (0.33%)      (0.43%)     (0.38%)      (0.43%)     (0.29%)     (0.17%)
Portfolio turnover                                      51%          67%         47%          46%         67%         70%

--------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

96 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE SMALL-CAP GROWTH II EQUITY PORTFOLIO

                                                               Six Months
                                                                  Ended     12/1/03(2)
                                                                4/30/05(1)     to
                                                               (Unaudited)  10/31/04
--------------------------------------------------------------------------------------
Net asset value, beginning of period                             $8.360       $8.500

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                            (0.027)     (0.037)
Net realized and unrealized loss on investments                   (0.193)     (0.103)
                                                                  ------------------
Total from investment operations                                  (0.220)     (0.140)
                                                                  ------------------

Net asset value, end of period                                    $8.140      $8.360
                                                                  ==================

Total return(4)                                                   (2.63%)     (1.65%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                           $1,914      $1,968
Ratio of expenses to average net assets(5)                         0.92%       0.92%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                          1.28%       1.61%
Ratio of net investment loss to average net assets                (0.61%)     (0.48%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly              (0.97%)     (1.17%)
Portfolio turnover                                                   86%         75%

--------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the six months ended April 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.93%.

See accompanying notes

                               2005 Semiannual Report o Delaware Pooled Trust 97

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout the period were as follows:

THE SMID-CAP GROWTH EQUITY PORTFOLIO

                                                                      12/2/04(1)
                                                                          to
                                                                       4/30/05
                                                                     (Unaudited)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                   $8.500

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss(2)                                                 (0.023)
Net realized and unrealized loss on investments                        (0.507)
                                                                       ------
Total from investment operations                                       (0.530)
                                                                       ------

Net asset value, end of period                                         $7.970
                                                                       ======

Total return(3)                                                        (6.24%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                $1,874
Ratio of expenses to average net assets(4)                              0.91%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                               2.03%
Ratio of net investment loss to average net assets                     (0.65%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly                   (1.77%)
Portfolio turnover                                                        72%

--------------------------------------------------------------------------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(4) Ratio for the period ended April 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.95%.

See accompanying notes

98 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                   4/30/05(1)     Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02    10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $26.220      $21.890     $17.320      $16.800     $15.680     $13.190

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                              0.196        0.662       0.914        0.765       0.845       0.592
Net realized and unrealized gain
  on investments                                      1.745        5.179       4.288        0.428       0.866       2.606
                                                    ---------------------------------------------------------------------
Total from investment operations                      1.941        5.841       5.202        1.193       1.711       3.198
                                                    ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.172)      (0.963)     (0.632)      (0.673)     (0.591)     (0.708)
Net realized gain on investments                     (2.739)      (0.548)          -            -           -           -
                                                    ---------------------------------------------------------------------
Total dividends and distributions                    (2.911)      (1.511)     (0.632)      (0.673)     (0.591)     (0.708)
                                                    ---------------------------------------------------------------------

Net asset value, end of period                      $25.250      $26.220     $21.890      $17.320     $16.800     $15.680
                                                    =====================================================================

Total return(3)                                       7.32%       28.16%      31.00%        7.16%      11.07%      25.78%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)             $60,025      $54,630     $38,290      $24,073      $9,990      $2,161
Ratio of expenses to average net assets               0.86%        0.83%       0.85%        0.86%       0.85%       0.86%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                     0.88%        0.87%       0.89%        0.93%       0.90%       1.45%
Ratio of net investment income to average
  net assets                                          1.57%        2.83%       4.80%        4.15%       5.00%       4.27%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                           1.55%        2.79%       4.76%        4.08%       4.95%       3.68%
Portfolio turnover                                      21%          52%         69%          61%         65%         32%

---------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                               2005 Semiannual Report o Delaware Pooled Trust 99

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE INTERMEDIATE FIXED INCOME PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                   4/30/05(1)     Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02(2) 10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.310      $10.270     $10.040      $10.210     $ 9.570      $9.540

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                 0.183        0.364       0.380        0.484       0.606       0.613
Net realized and unrealized gain (loss)
  on investments                                     (0.112)       0.134       0.296       (0.138)      0.640       0.030
                                                    ---------------------------------------------------------------------
Total from investment operations                      0.071        0.498       0.676        0.346       1.246       0.643
                                                    ---------------------------------------------------------------------

Less dividends and distributions from:
Net investment income                                (0.221)      (0.458)     (0.446)      (0.516)     (0.606)     (0.613)
                                                    ---------------------------------------------------------------------
Total dividends and distributions                    (0.221)      (0.458)     (0.446)      (0.516)     (0.606)     (0.613)
                                                    ---------------------------------------------------------------------

Net asset value, end of period                      $10.160      $10.310     $10.270      $10.040     $10.210      $9.570
                                                    =====================================================================

Total return(3)                                       0.70%        4.95%       6.83%        3.54%      13.36%       7.01%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)             $17,967      $18,930      $2,294       $6,194      $6,432      $7,995
Ratio of expenses to average net assets               0.47%        0.43%       0.43%        0.53%       0.50%       0.53%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                     0.64%        0.65%       0.98%        0.68%       0.55%       0.59%
Ratio of net investment income to average
  net assets                                          3.60%        3.54%       3.71%        4.84%       6.06%       6.46%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            3.43%        3.32%       3.16%        4.69%       6.01%       6.40%
Portfolio turnover                                     203%         322%        436%         381%        243%        125%

---------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.032, an increase in net realized and unrealized gain (loss) per share of $0.032, and a decrease in the ratio of net investment income to average net assets of 0.32%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

100 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE CORE FOCUS FIXED INCOME PORTFOLIO

                                                                Six Months
                                                                  Ended     6/30/04(2)
                                                                4/30/05(1)      to
                                                               (Unaudited)   10/31/04
---------------------------------------------------------------------------------------
Net asset value, beginning of period                              $8.850      $8.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                           0.144       0.082
Net realized and unrealized gain (loss) on investments            (0.038)      0.268
                                                                  ------------------
Total from investment operations                                   0.106       0.350
                                                                  ------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                             (0.085)          -
Net realized gain on investments                                  (0.061)          -
                                                                  ------------------
Total dividends and distributions                                 (0.146)          -
                                                                  ------------------

Net asset value, end of period                                    $8.810      $8.850
                                                                  ==================

Total return(4)                                                    1.22%       4.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                           $5,761      $5,616
Ratio of expenses to average net assets(5)                         0.44%       0.43%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                          0.82%       1.68%
Ratio of net investment income to average net assets               3.31%       2.81%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly               2.93%       1.56%
Portfolio turnover                                                  602%        914%

---------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the six months ended April 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.46%.

See accompanying notes

                              2005 Semiannual Report o Delaware Pooled Trust 101

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE HIGH-YIELD BOND PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                   4/30/05(1)     Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02(2) 10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $7.780       $7.260      $5.840       $6.680      $8.120      $8.830

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                              0.290        0.629       0.712        0.652       0.749       0.868
Net realized and unrealized gain (loss)
  on investments                                     (0.130)       0.549       1.348       (0.772)     (1.097)     (0.488)
                                                     --------------------------------------------------------------------
Total from investment operations                      0.160        1.178       2.060       (0.120)     (0.348)      0.380
                                                     --------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.450)      (0.658)     (0.640)      (0.720)     (1.092)     (1.090)
                                                     --------------------------------------------------------------------
Total dividends and distributions                    (0.450)      (0.658)     (0.640)      (0.720)     (1.092)     (1.090)
                                                     --------------------------------------------------------------------

Net asset value, end of period                       $7.490       $7.780      $7.260       $5.840      $6.680      $8.120
                                                     ====================================================================

Total return(4)                                       1.97%       17.02%      36.87%       (2.23%)     (4.71%)      4.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)              $1,383       $2,703      $5,129       $3,747      $3,278      $1,888
Ratio of expenses to average net assets               0.64%        0.59%       0.59%        0.59%       0.59%(5)    0.59%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                     1.48%        1.01%       0.96%        0.88%       0.79%       1.08%
Ratio of net investment income to average
  net assets                                          7.47%        8.46%      10.64%       10.15%      10.37%       9.97%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            6.63%        8.04%      10.27%        9.86%      10.17%       9.48%
Portfolio turnover                                     271%         391%        597%         553%        830%        140%

---------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was an increase in net investment income per share of $0.005, a decrease in net realized and unrealized gain (loss) per share of $0.005, and an increase in the ratio of net investment income to average net assets of 0.08%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.61%.

See accompanying notes

102 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE CORE PLUS FIXED INCOME PORTFOLIO

                                                  Six Months
                                                     Ended        Year        Year      6/28/02(2)
                                                   4/30/05(1)     Ended       Ended         to
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $9.260       $9.380      $8.800       $8.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                              0.161        0.329       0.351        0.109
Net realized and unrealized gain
  on investments                                          -        0.312       0.427        0.191
                                                     --------------------------------------------
Total from investment operations                      0.161        0.641       0.778        0.300
                                                     --------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.136)      (0.424)     (0.140)           -
Net realized gain on investments                     (0.055)      (0.337)     (0.058)           -
                                                     --------------------------------------------
Total dividends and distributions                    (0.191)      (0.761)     (0.198)           -
                                                     --------------------------------------------

Net asset value, end of period                       $9.230       $9.260      $9.380       $8.800
                                                     ============================================

Total return(4)                                       1.76%        7.30%       9.01%        3.57%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)             $84,586      $35,796      $7,372       $7,706
Ratio of expenses to average net assets(5)            0.52%        0.50%       0.50%        0.57%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                     0.66%        0.78%       0.89%        2.20%
Ratio of net investment income to average
  net assets                                          3.54%        3.65%       3.86%        3.62%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            3.40%        3.37%       3.47%        1.99%
Portfolio turnover                                     676%         709%        569%         847%

----------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the six months ended April 30, 2005 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.53%.

See accompanying notes

                              2005 Semiannual Report o Delaware Pooled Trust 103

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE INTERNATIONAL EQUITY PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                   4/30/05(1)     Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02    10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $17.650      $14.750     $11.800      $12.580     $17.640     $17.410

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                              0.245        0.402       0.370        0.261       0.335       0.379
Net realized and unrealized gain (loss) on
  investments and foreign currencies                  1.289        2.834       2.896       (0.743)     (1.498)      0.216
                                                    ---------------------------------------------------------------------
Total from investment operations                      1.534        3.236       3.266       (0.482)     (1.163)      0.595
                                                    ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.244)      (0.336)     (0.255)      (0.298)     (0.539)     (0.235)
Net realized gain on investments                          -            -      (0.061)           -      (3.302)     (0.130)
In excess of net realized gain on investments             -            -           -            -      (0.056)          -
                                                    ---------------------------------------------------------------------
Total dividends and distributions                    (0.244)      (0.336)     (0.316)      (0.298)     (3.897)     (0.365)
                                                    ---------------------------------------------------------------------

Net asset value, end of period                      $18.940      $17.650     $14.750      $11.800     $12.580     $17.640
                                                    =====================================================================

Total return(3)                                       8.72%       22.26%      28.50%       (4.02%)     (9.31%)      3.35%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)          $1,562,797   $1,266,246    $650,163     $411,404    $409,295    $545,667
Ratio of expenses to average net assets               0.89%        0.88%       0.90%        0.91%       0.95%       0.90%
Ratio of net investment income to average
  net assets                                          2.60%        2.46%       2.93%        2.01%       2.32%       2.11%
Portfolio turnover                                       7%           9%          6%          10%         13%         19%

--------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

104 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                   4/30/05(1)     Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02    10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $15.360      $13.030     $10.370      $10.980     $13.920     $14.330

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                              0.211        0.385       0.321        0.233       0.284       0.277
Net realized and unrealized gain (loss) on
  investments and foreign currencies                  1.201        2.326       2.594       (0.463)     (1.311)      0.175
                                                    ---------------------------------------------------------------------
Total from investment operations                      1.412        2.711       2.915       (0.230)     (1.027)      0.452
                                                    ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.153)      (0.228)     (0.233)      (0.230)     (0.322)     (0.392)
Net realized gain on investments                     (0.199)      (0.153)     (0.022)      (0.150)     (1.591)     (0.470)
                                                    ---------------------------------------------------------------------
Total dividends and distributions                    (0.352)      (0.381)     (0.255)      (0.380)     (1.913)     (0.862)
                                                    ---------------------------------------------------------------------

Net asset value, end of period                      $16.420      $15.360     $13.030      $10.370     $10.980     $13.920
                                                    =====================================================================

Total return(3)                                       9.25%       21.20%      28.71%       (2.31%)     (8.97%)      3.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)            $548,056     $452,413    $192,433      $88,848     $75,965     $89,814
Ratio of expenses to average net assets               0.90%        0.88%       0.91%        0.87%       0.95%       0.95%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly                                     0.90%        0.88%       0.91%        0.87%       0.98%       0.96%
Ratio of net investment income to average
  net assets                                          2.59%        2.69%       2.83%        2.05%       2.27%       1.96%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            2.59%        2.69%       2.83%        2.05%       2.24%       1.95%
Portfolio turnover                                       6%           6%         10%          12%         15%         20%

--------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect. See accompanying notes

                              2005 Semiannual Report o Delaware Pooled Trust 105

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE EMERGING MARKETS PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                   4/30/05(1)     Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02    10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $13.740      $10.670     $ 6.790       $6.460      $7.010      $7.280

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                              0.217        0.361       0.197        0.237       0.237       0.160
Net realized and unrealized gain (loss) on
  investments and foreign currencies                  2.042        2.908       3.860        0.271      (0.679)     (0.339)
                                                    ---------------------------------------------------------------------
Total from investment operations                      2.259        3.269       4.057        0.508      (0.442)     (0.179)
                                                    ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.242)      (0.260)     (0.225)      (0.183)     (0.114)     (0.104)
Net realized gain on investments                     (0.948)           -           -            -           -           -
                                                    ---------------------------------------------------------------------
Total dividends and distributions                    (1.190)      (0.260)     (0.225)      (0.183)     (0.114)     (0.104)
                                                    ---------------------------------------------------------------------

REIMBURSEMENT FEES:
Purchase reimbursement fees(2,3)                      0.008        0.058       0.034        0.001       0.004       0.007
Redemption reimbursement fees(2,3)                    0.003        0.003       0.014        0.004       0.002       0.006
                                                    ---------------------------------------------------------------------
                                                      0.011        0.061       0.048        0.005       0.006       0.013
                                                    ---------------------------------------------------------------------

Net asset value, end of period                      $14.820      $13.740     $10.670       $6.790      $6.460      $7.010
                                                    =====================================================================

Total return(4)                                      16.97%       31.74%      62.19%        7.98%      (6.42%)     (2.40%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)            $770,558     $623,649    $256,168     $114,573    $113,488    $114,978
Ratio of expenses to average net assets               1.30%        1.22%       1.23%        1.23%       1.23%       1.17%
Ratio of net investment income to average
  net assets                                          2.94%        2.94%       2.42%        3.24%       3.35%       1.93%
Portfolio turnover                                      38%          36%         69%          36%         35%         20%

--------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) The Portfolio charges a 0.75% purchase reimbursement fee and a 0.75% redemption reimbursement fee which are retained by the Portfolio.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

106 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE GLOBAL FIXED INCOME PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                   4/30/05(1)     Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02(2) 10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $12.380      $13.620     $11.760      $10.210      $8.950     $10.260

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                              0.163        0.342       0.432        0.461       0.483       0.548
Net realized and unrealized gain (loss)
  on investments and foreign currencies               0.486        1.258       1.921        1.089       0.777      (1.498)
                                                    ---------------------------------------------------------------------
Total from investment operations                      0.649        1.600       2.353        1.550       1.260      (0.950)
                                                    ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.649)      (2.840)     (0.493)           -           -      (0.114)
In excess of net investment income                        -            -           -            -           -      (0.096)
Return of capital                                         -            -           -            -           -      (0.150)
                                                    ---------------------------------------------------------------------
Total dividends and distributions                    (0.649)      (2.840)     (0.493)           -           -      (0.360)
                                                    ---------------------------------------------------------------------

Net asset value, end of period                      $12.380      $12.380     $13.620      $11.760     $10.210     $ 8.950
                                                    =====================================================================

Total return(4)                                       5.24%       13.40%      20.68%       15.18%      14.08%      (9.51%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)            $296,175     $268,352    $208,354     $279,938    $284,830    $389,290
Ratio of expenses to average net assets               0.63%        0.60%       0.60%        0.60%       0.60%       0.60%
Ratio of expenses to average net assets prior
  to expense limitation and expenses
  paid indirectly                                     0.68%        0.64%       0.65%        0.66%       0.70%       0.71%
Ratio of net investment income to average
  net assets                                          2.63%        2.88%       3.38%        4.33%       4.98%       5.71%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            2.58%        2.84%       3.33%        4.27%       4.88%       5.60%
Portfolio turnover                                      47%          55%         95%          58%         32%         53%

--------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.041, an increase in net realized and unrealized gain (loss) per share of $0.041, and a decrease in the ratio of net investment income to average net assets of 0.38%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

 See accompanying notes

                              2005 Semiannual Report o Delaware Pooled Trust 107

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

THE INTERNATIONAL FIXED INCOME PORTFOLIO

                                                  Six Months
                                                    Ended         Year        Year         Year        Year        Year
                                                   4/30/05(1)     Ended       Ended        Ended       Ended       Ended
                                                  (Unaudited)   10/31/04    10/31/03     10/31/02(2) 10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $12.290      $12.250     $10.500      $ 9.150      $8.110      $9.910

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                              0.139        0.311       0.360        0.323       0.427       0.469
Net realized and unrealized gain (loss) on
  investments and foreign currencies                  0.514        1.259       1.881        1.027       0.613      (1.752)
                                                    ---------------------------------------------------------------------
Total from investment operations                      0.653        1.570       2.241        1.350       1.040      (1.283)
                                                    ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                (0.823)      (1.530)     (0.491)           -           -      (0.400)
In excess of net investment income                        -            -           -            -           -      (0.067)
Return of capital                                         -            -           -            -           -      (0.050)
                                                    ---------------------------------------------------------------------
Total dividends and distributions                    (0.823)      (1.530)     (0.491)           -           -      (0.517)
                                                    ---------------------------------------------------------------------

Net asset value, end of period                      $12.120      $12.290     $12.250      $10.500      $9.150      $8.110
                                                    =====================================================================

Total return(4)                                       5.30%       13.82%      22.14%       14.75%      12.82%     (13.54%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)             $64,521      $61,386     $48,284      $41,934     $36,989     $50,389
Ratio of expenses to average net assets               0.63%        0.60%       0.60%        0.60%       0.60%       0.60%
Ratio of expenses to average net assets prior
  to expense limitation and expenses
  paid indirectly                                     0.68%        0.67%       0.68%        0.67%       0.69%       0.69%
Ratio of net investment income to average
  net assets                                          2.28%        2.68%       3.13%        3.39%       4.87%       5.26%
Ratio of net investment income to average
  net assets prior to expense limitation and
  expenses paid indirectly                            2.23%        2.61%       3.05%        3.32%       4.78%       5.17%
Portfolio turnover                                      45%          57%        112%          46%         60%         82%

--------------------------------------------------------------------------------------------------------------------------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.130, an increase in net realized and unrealized gain (loss) per share of $0.130, and a decrease in the ratio of net investment income to average net assets of 1.36%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
    Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect. See accompanying notes

108 Delaware Pooled Trust o 2005 Semiannual Report

DELAWARE POOLED TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (Unaudited)

Delaware Pooled Trust (the "Trust") is organized as a Delaware statutory trust and offers 18 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Small-Cap Value Equity Portfolio, The All-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio, The Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (each a "Portfolio" or collectively as the "Portfolios"). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Real Estate Investment Trust, The Real Estate Investment Trust II, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios, which are non-diversified. Each Portfolio offers one class of shares.

The investment objective of The Large-Cap Value Equity Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Small-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The All-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Mid-Cap Growth Equity Portfolio is to seek maximum long-term capital growth; current income is expected to be incidental.

The investment objective of The Small-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Small-Cap Growth II Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Intermediate Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Core Focus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Global Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

The investment objective of The International Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

                              2005 Semiannual Report o Delaware Pooled Trust 109

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation-Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes-Each Portfolio intends to qualify or continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements-Each Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions-Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates-The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

110 Delaware Pooled Trust o 2005 Semiannual Report

Reimbursement Fees - The Emerging Markets Portfolio may charge a 0.75% purchase reimbursement fee and a 0.75% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor's purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio's existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the Statements of Changes.

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date as the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio's understanding of the applicable country's tax rules and rates.

The Intermediate Fixed Income Portfolio declares dividends daily from net investment income and pays such dividends monthly. The High-Yield Bond Portfolio declares and pays dividends from net investment income monthly. The Large-Cap Value Equity Portfolio declares and pays dividends from net investment income quarterly. Each other Portfolio declares and pays dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually.

The Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly". The amount of this expense for the periods ended April 30, 2005 was as follows:

                                                                        Earnings
                                                                         Credits
--------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                                        $43
The Small-Cap Value Equity Portfolio                                          -
The All-Cap Growth Equity Portfolio                                          15
The Mid-Cap Growth Equity Portfolio                                          10
The Small-Cap Growth Equity Portfolio                                         -
The Small-Cap Growth II Equity Portfolio                                    131
The Smid-Cap Growth Equity Portfolio*                                       309
The Real Estate Investment Trust Portfolio II                               128
The Intermediate Fixed Income Portfolio                                       -
The Core Focus Fixed Income Portfolio                                       482
The High-Yield Bond Portfolio                                                15
The Core Plus Fixed Income Portfolio                                      5,028
The International Equity Portfolio                                            -
The Labor Select International Equity Portfolio                               -
The Emerging Markets Portfolio                                                -
The Global Fixed Income Portfolio                                             -
The International Fixed Income Portfolio                                      -
================================================================================

*Commenced operations on December 2, 2004.

                              2005 Semiannual Report o Delaware Pooled Trust 111

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, paid monthly, which is calculated daily based on the average daily net assets of each Portfolio.

Mondrian Investment Partners Limited ("Mondrian") furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio.

DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2005.

The management fee rates and the operating expense limitation rates in effect for the periods ended April 30, 2005 are as follows:

                                                        Management fee as a                  Operating expense
                                                   percentage of average daily        limitation as a percentage of
                                                     net assets (per annum)       average daily net assets (per annum)
----------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                          0.55%                               0.68%
The Small-Cap Value Equity Portfolio                          0.75%                               0.89%
The All-Cap Growth Equity Portfolio                           0.75%                               0.89%
The Mid-Cap Growth Equity Portfolio                           0.75%                               0.93%
The Small-Cap Growth Equity Portfolio                         0.75%                               0.89%
The Small-Cap Growth II Equity Portfolio                      0.75%                               0.92%
The Smid-Cap Growth Equity Portfolio                          0.75%                               0.92%
The Real Estate Investment Trust Portfolio II                 0.75%                               0.86%
The Intermediate Fixed Income Portfolio                       0.40%                               0.43%
The Core Focus Fixed Income Portfolio                         0.40%                               0.43%
The High-Yield Bond Portfolio                                 0.45%                               0.59%
The Core Plus Fixed Income Portfolio                          0.43%                               0.50%
The International Equity Portfolio                            0.75%                                   -
The Labor Select International Equity Portfolio               0.75%                               0.96%
The Emerging Markets Portfolio                                1.00%                               1.55%
The Global Fixed Income Portfolio                             0.50%                               0.60%
The International Fixed Income Portfolio                      0.50%                               0.60%
======================================================================================================================

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Portfolios pay DSC a monthly fee based on average net assets, subject to certain minimums, for accounting and administration services. The Portfolios pay DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

112 Delaware Pooled Trust o 2005 Semiannual Report

At April 30, 2005, each Portfolio had receivables due from or liabilities payable to affiliates as follows:

                                                                           Dividend
                                                                          disbursing,
                                                                           transfer
                                                                      agent, accounting                               Receivable
                                                                     and administration                                from DMC
                                              Investment management        fees and            Other expenses           under
                                                 fee payable to         other expenses         payable to DMC     expense limitation
                                                      DMC               payable to DSC         and affiliates*         agreement
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio               $       -                $1,440                 $1,922                $7,039
The Small-Cap Value Equity Portfolio                   2,843                   473                    284                     -
The All-Cap Growth Equity Portfolio                      362                   592                    990                     -
The Mid-Cap Growth Equity Portfolio                   11,799                 1,564                     15                     -
The Small-Cap Growth Equity Portfolio                 49,085                 8,548                  6,015                     -
The Small-Cap Growth II Equity Portfolio                 586                   630                  1,022                     -
The Smid-Cap Growth Equity Portfolio                   4,506                   987                  6,503                     -
The Real Estate Investment Trust Portfolio II         35,360                 4,700                  3,149                     -
The Intermediate Fixed Income Portfolio                5,873                 1,546                  2,243                     -
The Core Focus Fixed Income Portfolio                      -                   561                  2,246                   807
The High-Yield Bond Portfolio                            518                   177                    897                     -
The Core Plus Fixed Income Portfolio                  15,804                 5,330                  5,682                     -
The International Equity Portfolio                   963,650               117,018                 53,779                     -
The Labor Select International Equity Portfolio      337,342                40,579                 18,918                     -
The Emerging Markets Portfolio                       636,854                59,848                 28,827                     -
The Global Fixed Income Portfolio                    116,589                21,616                 11,054                     -
The International Fixed Income Portfolio              26,302                 4,987                  3,107                     -
====================================================================================================================================

*DMC, as part of its administrative services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Portfolios bear the cost of certain legal services expenses, including internal legal services provided to the Portfolios by DMC employees. For the periods ended April 30, 2005, the Portfolios incurred the following costs:

                                                   Internal legal expenses
--------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                         $393
The Small-Cap Value Equity Portfolio                          144
The All-Cap Growth Equity Portfolio                           198
The Mid-Cap Growth Equity Portfolio                           536
The Small-Cap Growth Equity Portfolio                       3,030
The Small-Cap Growth II Equity Portfolio                       59
The Smid-Cap Growth Equity Portfolio*                          34
The Real Estate Investment Trust Portfolio II               1,709
The Intermediate Fixed Income Portfolio                       518
The Core Focus Fixed Income Portfolio                         179
The High-Yield Bond Portfolio                                  63
The Core Plus Fixed Income Portfolio                        1,603
The International Equity Portfolio                         42,769
The Labor Select International Equity Portfolio            14,923
The Emerging Markets Portfolio                             20,945
The Global Fixed Income Portfolio                           7,939
The International Fixed Income Portfolio                    2,101
==========================================================================

*Commenced operations on December 2, 2004.

Certain officers of DMC and DSC are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.


                              2005 Semiannual Report o Delaware Pooled Trust 113

3. INVESTMENTS

For the period ended April 30, 2005, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

                                                     Purchases                                 Sales
                                                     other than          Purchases of        other than          Sales of
                                                  U.S. government      U.S. government    U.S. government    U.S. government
                                                     securities           securities         securities         securities
----------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio              $     3,309,913       $          -       $   8,762,977       $          -
The Small-Cap Value Equity Portfolio                      696,036                  -           2,225,893                  -
The All-Cap Growth Equity Portfolio                     2,552,482                  -           3,170,322                  -
The Mid-Cap Growth Equity Portfolio                     8,182,297                  -           9,099,885                  -
The Small-Cap Growth Equity Portfolio                  25,105,072                  -          41,643,514                  -
The Small-Cap Growth II Equity Portfolio                  876,020                  -             836,821                  -
The Smid-Cap Growth Equity Portfolio*                   2,484,125                  -             568,273                  -
The Real Estate Investment Trust Portfolio II           8,360,044                  -           5,801,192                  -
The Intermediate Fixed Income Portfolio                59,534,995          7,276,341          60,190,348          7,376,903
The Core Focus Fixed Income Portfolio                  13,506,291          3,352,622          13,213,542          3,477,415
The High-Yield Bond Portfolio                           2,504,632                  -           3,676,053                  -
The Core Plus Fixed Income Portfolio                  179,549,821         72,934,817         144,221,169         61,438,889
The International Equity Portfolio                    251,816,500                  -          50,306,487                  -
The Labor Select International Equity Portfolio        89,204,321                  -          15,655,815                  -
The Emerging Markets Portfolio                        189,580,761                  -         140,408,111                  -
The Global Fixed Income Portfolio                      81,632,062                  -          65,261,557                  -
The International Fixed Income Portfolio               14,519,638                  -          14,068,416                  -
============================================================================================================================

*Commenced operations on December 1, 2004.

At April 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

                                                                                                                    Net
                                                      Cost               Aggregate           Aggregate          unrealized
                                                       of                unrealized          unrealized        appreciation
                                                   investments          appreciation        depreciation      (depreciation)
----------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio            $      10,097,267       $    786,078       $    (497,318)       $   288,760
The Small-Cap Value Equity Portfolio                    2,473,091            412,891            (115,009)           297,882
The All-Cap Growth Equity Portfolio                     5,616,873            772,294            (305,831)           466,463
The Mid-Cap Growth Equity Portfolio                    16,097,737          1,971,686            (503,188)         1,468,498
The Small-Cap Growth Equity Portfolio                  66,975,447         19,125,472          (5,482,318)        13,643,154
The Small-Cap Growth II Equity Portfolio                1,924,625            221,484            (244,562)           (23,078)
The Smid-Cap Growth Equity Portfolio                    1,898,896             66,388            (169,801)          (103,413)
The Real Estate Investment Trust Portfolio II          48,478,801         11,484,397            (237,114)        11,247,283
The Intermediate Fixed Income Portfolio                17,909,274             94,515            (181,347)           (86,832)
The Core Focus Fixed Income Portfolio                   6,873,333             46,449             (22,580)            23,869
The High-Yield Bond Portfolio                           1,408,952             38,895             (84,820)           (45,925)
The Core Plus Fixed Income Portfolio                  102,351,820            623,631            (363,696)           259,935
The International Equity Portfolio                  1,279,223,504        297,640,682          (9,645,283)       287,995,399
The Labor Select International Equity Portfolio       448,508,613        101,408,881            (947,193)       100,461,688
The Emerging Markets Portfolio                        626,695,717        155,237,769         (17,841,547)       137,396,222
The Global Fixed Income Portfolio                     262,394,698         29,998,052            (123,335)        29,874,717
The International Fixed Income Portfolio               57,646,010          5,611,180             (84,459)         5,526,721
============================================================================================================================

114 Delaware Pooled Trust o 2005 Semiannual Report

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the periods ended April 30, 2005 and the year ended October 31, 2004 was as follows:

                                                       Ordinary           Long-Term
Period ended April 30, 2005*:                           Income          Capital Gain           Total
---------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio               $      160,386       $          -       $     160,386
The Small-Cap Value Equity Portfolio                      152,678            409,523             562,201
The Mid-Cap Growth Equity Portfolio                       159,642            463,478             623,120
The Real Estate Investment Trust Portfolio II           1,213,659          4,784,579           5,998,238
The Intermediate Fixed Income Portfolio                   395,265                  -             395,265
The Core Focus Fixed Income Portfolio                      93,017                  -              93,017
The High-Yield Bond Portfolio                             123,674                  -             123,674
The Core Plus Fixed Income Portfolio                    1,124,824             42,792           1,167,616
The International Equity Portfolio                     18,085,326                  -          18,085,326
The Labor Select International Equity Portfolio         5,773,748          4,866,876          10,640,624
The Emerging Markets Portfolio                         20,168,931         35,908,238          56,077,169
The Global Fixed Income Portfolio                      14,007,656                  -          14,007,656
The International Fixed Income Portfolio                4,108,097                  -           4,108,097
=========================================================================================================

                                                       Ordinary           Long-Term
Year ended October 31, 2004:                            Income          Capital Gain           Total
---------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                $     590,643       $          -       $     590,643
The Small-Cap Value Equity Portfolio                       23,298            222,157             245,455
The Real Estate Investment Trust Portfolio II           1,693,822            963,878           2,657,700
The Intermediate Fixed Income Portfolio                   725,170                  -             725,170
The High-Yield Bond Portfolio                             359,768                  -             359,768
The Core Plus Fixed Income Portfolio                      567,181             22,470             589,651
The International Equity Portfolio1                     5,718,887                  -          15,718,887
The Labor Select International Equity Portfolio         4,284,186          1,618,552           5,902,738
The Emerging Markets Portfolio                          6,674,678                  -           6,674,678
The Global Fixed Income Portfolio                      43,809,158                  -          43,809,158
The International Fixed Income Portfolio                6,074,914                  -           6,074,914
=========================================================================================================

*Tax information for the period ended April 30, 2005 is an estim ate and the tax character of dividends and distributions may be redesignated at fiscal year end.

                              2005 Semiannual Report o Delaware Pooled Trust 115

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2005, the estimated components of net assets on a tax basis were as follows:

                                                          The                The              The              The
                                                       Large-Cap          Small-Cap          All-Cap          Mid-Cap
                                                     Value Equity       Value Equity      Growth Equity     Growth Equity
                                                       Portfolio          Portfolio         Portfolio         Portfolio
--------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                         $12,051,350        $1,502,712        $12,999,545       $15,469,765
Undistributed ordinary income                              25,377           138,467                  -            92,870
Undistributed long-term capital gain                            -           616,895                  -           399,679
Capital loss carryfowards                              (2,009,473)                -         (6,744,506)                -
Unrealized appreciation (depreciation) of investments     288,760           297,882            466,463         1,468,498
--------------------------------------------------------------------------------------------------------------------------
Net assets                                            $10,356,014        $2,555,956         $6,721,502       $17,430,812
==========================================================================================================================

                                                          The                The               The              The
                                                       Small-Cap          Small-Cap          Smid-Cap       Real Estate
                                                     Growth Equity    Growth II Equity    Growth Equity   Investment Trust
                                                       Portfolio          Portfolio          Portfolio      Portfolio II*
--------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                         $78,873,727        $1,985,059         $1,994,708       $47,059,551
Undistributed ordinary income                                   -                 -                  -         1,103,582
Undistributed long-term capital gain                            -                 -                  -           614,234
Capital loss carryfowards                             (12,351,894)          (47,669)           (16,956)                -
Unrealized appreciation (depreciation) of investments  13,643,154           (23,078)          (103,413)       11,247,283
--------------------------------------------------------------------------------------------------------------------------
Net assets                                            $80,164,987        $1,914,312         $1,874,339       $60,024,650
==========================================================================================================================

*The undistributed earnings for The Real Estate Investment Trust Portfolio II may be subject to reclassification upon notice of the character of distributions received from investments in Real Estate Investment Trusts.

                                                          The                The                The             The
                                                     Intermediate        Core Focus          High-Yield      Core Plus
                                                     Fixed Income       Fixed Income         Bond Fixed        Income
                                                       Portfolio          Portfolio          Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                         $18,248,062        $5,690,985         $5,524,159       $83,573,791
Undistributed ordinary income                                  40            64,842             15,490           844,669
Realized capital loss on investments                      (41,248)          (20,070)                 -          (105,628)
Capital loss carryfowards                                (160,084)                -         (4,111,183)                -
Unrealized appreciation (depreciation) of investments
 and foreign currencies                                   (79,523)           25,009            (45,925)          272,865
--------------------------------------------------------------------------------------------------------------------------
Net assets                                            $17,967,247        $5,760,766         $1,382,541       $84,585,697
==========================================================================================================================

                                                                                                                The
                                                                                            The             Labor Select
                                                                                       International        International
                                                                                           Equity              Equity
                                                                                          Portfolio           Portfolio
--------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                           $1,256,938,294      $445,043,694
Undistributed ordinary income                                                                7,610,053         1,940,022
Undistributed long term capital gain                                                        10,216,719           599,518
Unrealized appreciation (depreciation) of investments
 and foreign currencies                                                                    288,031,645       100,473,090
--------------------------------------------------------------------------------------------------------------------------
Net assets                                                                              $1,562,796,711      $548,056,324
==========================================================================================================================

116 Delaware Pooled Trust o 2005 Semiannual Report

                                                                             The               The
                                                         The                Global         International
                                                       Emerging             Fixed             Fixed
                                                        Markets             Income            Income
                                                       Portfolio          Portfolio          Portfolio
---------------------------------------------------------------------------------------------------------
Shares of beneficial interest                        $565,668,171       $258,353,805        $ 58,130,197
Undistributed ordinary income                          23,944,749          1,899,035             716,956
Undistributed long-term capital gain                   43,521,631          6,089,106             160,822
Unrealized appreciation (depreciation) of investments
 and foreign currencies                               137,423,300         29,832,799           5,512,668
---------------------------------------------------------------------------------------------------------
Net assets                                           $770,557,851       $296,174,745         $64,520,643
=========================================================================================================

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, estimates of tax character of distributions from Real Estate Investment Trusts, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the periods ended April 30, 2005, the Portfolios recorded an estimate of these differences since the final tax characterisitics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

                                                     Undistributed
                                                     (Accumulated)         Accumulated
                                                     Net investment          Realized             Paid-in
                                                     Income (Loss)          Gain (Loss)           Captial
-------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                  $       (86)         $       86           $        -
The Small-Cap Value Equity Portfolio                        3,371              (3,371)                   -
The All-Cap Growth Equity Portfolio                         6,620                   -               (6,620)
The Mid-Cap Growth Equity Portfolio                        41,885             (41,885)                   -
The Small-Cap Growth Equity Portfolio                     175,340                   -             (175,340)
The Small-Cap Growth II Equity Portfolio                    6,322                   -               (6,322)
The Smid-Cap Growth Equity Portfolio                        5,297                   4               (5,301)
The Intermediate Fixed Income Portfolio                    67,462             (67,462)                   -
The Core Focus Fixed Income Portfolio                       2,144              (2,144)                   -
The High Yield Bond Portfolio                               9,685              (9,685)                   -
The Core Plus Fixed Income Portfolio                      (38,557)             38,557                    -
The International Equity Portfolio                     (6,378,392)          6,378,392                    -
The Labor Select International Equity Portfolio        (3,230,861)          3,230,861                    -
The Emerging Markets Portfolio                         (1,999,888)          1,999,888                    -
The Global Fixed Income Portfolio                         394,737            (394,737)                   -
The International Fixed Income Portfolio                  352,750            (352,750)                   -
=============================================================================================================

                              2005 Semiannual Report o Delaware Pooled Trust 117

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

Capital loss carryforwards remaining at October 31, 2004 will expire as follows:

                                             Year of      Year of     Year of     Year of     Year of        Year of
                                           Expiration   Expiration  Expiration  Expiration  Expiration     Expiration
                                              2007         2008        2009        2010         2011          2012          Total
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio       $        -  $        -   $        -  $        -   $2,995,418     $     -      $ 2,995,418
The All-Cap Growth Equity Portfolio                 -     381,664    3,875,429   2,008,163      596,717           -        6,861,973
The Small-Cap Growth Equity Portfolio               -           -    9,177,581   3,721,802    1,505,064           -       14,404,447
The Small-Cap Growth II Equity Portfolio            -           -            -           -            -      46,490           46,490
The Intermediate Fixed Income Portfolio             -     133,807            -      26,277            -           -          160,084
The High Yield Bond Portfolio               1,356,150   1,887,452      612,814     331,046            -           -        4,187,462
The Global Fixed Income Portfolio                   -           -    1,465,707           -            -           -        1,465,707
The International Fixed Income Portfolio            -   1,272,208      895,235           -            -           -        2,167,443
====================================================================================================================================

For the six months ended April 30, 2005, certain Portfolios had capital gains, which may reduce the capital loss carryforwards as follows:

--------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                     $985,945
The All-Cap Growth Equity Portfolio                       117,467
The Small-Cap Growth Equity Portfolio                   2,052,553
The High-Yield Bond Portfolio                              76,279
The Global Fixed Income Portfolio                       7,554,813
The International Fixed Income Portfolio                2,328,265
================================================================================

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                                        Shares issued
                                                                      upon reinvestment                           Net
                                                         Shares         of dividends          Shares           increase
Periods ended April 30, 2005:                             sold        and distributions     repurchased       (decrease)
--------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                        2,504             8,835           (345,555)         (334,216)
The Small-Cap Value Equity Portfolio                            -            43,279           (136,218)          (92,939)
The All-Cap Growth Equity Portfolio                             -                 -                  -                 -
The Mid-Cap Growth Equity Portfolio                         2,707           171,658           (193,299)          (18,934)
The Small-Cap Growth Equity Portfolio                     469,040                 -         (2,038,232)       (1,569,192)
The Small-Cap Growth II Equity Portfolio                        -                 -                  -                 -
The Smid-Cap Growth Equity Portfolio*                     235,295                 -                  -           235,295
The Real Estate Investment Trust Portfolio II             234,623           206,643           (147,546)          293,720
The Intermediate Fixed Income Portfolio                     1,834            37,787           (107,704)          (68,083)
The Core Focus Fixed Income Portfolio                       8,672            10,680                  -            19,352
The High-Yield Bond Portfolio                             164,750            15,882           (343,550)         (162,918)
The Core Plus Fixed Income Portfolio                    5,172,348           127,888               (109)        5,300,127
The International Equity Portfolio                     14,551,478           674,655         (4,437,344)       10,788,789
The Labor Select International Equity Portfolio         4,212,378           664,209           (959,012)        3,917,575
The Emerging Markets Portfolio                          3,871,281         3,974,091         (1,244,175)        6,601,197
The Global Fixed Income Portfolio                       2,192,696           873,280           (824,808)        2,241,168
The International Fixed Income Portfolio                   50,542           332,639            (54,575)          328,606
==========================================================================================================================

*Commenced operations on December 2, 2004.

118 Delaware Pooled Trust o 2005 Semiannual Report

                                                                       Shares issued
                                                                     upon reinvestment                       Net
                                                         Shares        of dividends         Shares         increase
Periods ended October 31, 2004:                           sold       and distributions    repurchased     (decrease)
-----------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                        4,204           37,154        (1,671,666)      (1,630,308)
The Small-Cap Value Equity Portfolio                            -           20,269                 -           20,269
The All-Cap Growth Equity Portfolio                             -                -                 -                -
The Mid-Cap Growth Equity Portfolio                       879,455                -           (50,127)         829,328
The Small-Cap Growth Equity Portfolio                   2,097,910                -        (1,576,156)         521,754
The Small-Cap Growth II Equity Portfolio*                 235,295                -                 -          235,295
The Real Estate Investment Trust Portfolio II             589,735           88,290          (343,494)         334,531
The Intermediate Fixed Income Portfolio                 1,693,998           66,341          (148,028)       1,612,311
The Core Focus Fixed Income Portfolio**                   634,615                -                 -          634,615
The High-Yield Bond Portfolio                                   -           48,400          (407,080)        (358,680)
The Core Plus Fixed Income Portfolio                    3,414,942           67,312          (403,007)       3,079,247
The International Equity Portfolio Original Class      34,432,069          865,534        (7,642,223)      27,655,380
The International Equity Portfolio Class P***                   -               17              (843)            (826)
The Labor Select International Equity Portfolio        14,684,473          434,561          (428,964)      14,690,070
The Emerging Markets Portfolio                         24,395,861          592,252        (3,598,597)      21,389,516
The Global Fixed Income Portfolio                       6,325,448        2,595,102        (2,543,628)       6,376,922
The International Fixed Income Portfolio                1,185,733          522,411          (654,053)       1,054,091
=======================================================================================================================

  *Commenced operations December 1, 2003.
 **Commenced operations June 30, 2004.
***The establishment and designation of Class P shares of the International Equity Portfolio is rescinded and no longer exists as of May 21, 2004.

6. LINE OF CREDIT

The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of April 30, 2005, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS

The Small-Cap Value Equity, The All-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The High Yield Bond, The Core Plus Fixed Income, The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                              2005 Semiannual Report o Delaware Pooled Trust 119

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. FUTURES CONTRACTS

The Small-Cap Value Equity, The All-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Focus Fixed Income, The Core Plus Fixed Income, The Emerging Markets and The International Fixed Income Portfolios may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9. SWAP AGREEMENTS

During the six months ended April 30, 2005, The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio entered into total return swap agreements in accordance with their investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

120 Delaware Pooled Trust o 2005 Semiannual Report

10. SECURITIES LENDING

The Portfolios, along with other funds in the Delaware Investments Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolios record security lending income net of such allocation.

At April 30, 2005, the market value of securities on loan is presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statements of Net Assets under the caption "Security Lending Collateral".

                                                    Market value
                                                    of securities
                                                       on loan
--------------------------------------------------------------------------------
The International Equity Portfolio                   $335,803,995
The Labor Select International Equity Portfolio       122,479,900
The Global Fixed Income Portfolio                      36,230,297

11. CREDIT AND MARKET RISKS

Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High-Yield Bond Portfolio invests a portion of its assets in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

                              2005 Semiannual Report o Delaware Pooled Trust 121

The Intermediate Fixed Income, The Core Focus Fixed Income and The Core Plus Fixed Income Portfolios invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations
(CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolios' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Large-Cap Value Equity, The Mid-Cap Growth Equity, The Intermediate Fixed Income, The International Equity and The Global Fixed Income Portfolios may invest up to 10% of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Small-Cap Value Equity, The All-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity, The Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Global Equity, The Labor Select International Equity, The Emerging Markets, and The International Fixed Income Portfolios may each invest up to 15% of their total assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005, Rule 144A securities and securities determined to be illiquid under the Portfolios' Liquidity Procedures represented the following percentages of total net assets for each Portfolio.

                                                             Rule 144A               Illiquid
                                                             securities             securities
                                                          as a percentage         as a percentage
                                                        of total net assets     of total net assets
---------------------------------------------------------------------------------------------------------
The All-Cap Growth Equity Portfolio                             0.44%                    -
The Small-Cap Growth Equity Portfolio                           0.43%                    -
The Small-Cap Growth II Equity Portfolio                        5.62%                    -
The Real Estate Investment Trust Portfolio II                   3.39%                    -
The Intermediate Fixed Income Portfolio                         8.10%                    -
The Core Focus Fixed Income Portfolio                           5.88%                    -
The High-Yield Bond Portfolio                                  26.15%                0.36%
The Core Plus Fixed Income Portfolio                            9.61%                    -
The Emerging Markets Portfolio                                  2.21%                    -
The Global Fixed Income Portfolio                               1.63%                    -
The International Fixed Income Portfolio                        1.93%                    -

While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Portfolios' limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statements of Net Assets.

The Small-Cap Value Equity, The All-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity and The Smid-Cap Growth Equity Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

122 Delaware Pooled Trust o 2005 Semiannual Report

12. CONTRACTUAL OBLIGATIONS

The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.

13. INDUSTRY ALLOCATION

As of April 30, 2005, the investments in equity securities of the Portfolios below, classified by type of business, were as follows:

                                                                        Percentage of net assets

                                                                                  The
                                                                The           Labor Select            The
                                                            International     International         Emerging
                                                               Equity            Equity              Markets
Industry                                                      Portfolio         Portfolio           Portfolio
----------------------------------------------------------------------------------------------------------------
Automobiles & Components                                        3.45%              1.14%               3.05%
Banks                                                          18.13%             20.61%              12.67%
Capital Goods                                                   2.18%              0.11%               0.18%
Commercial Services & Supplies                                  1.51%              2.60%                   -
Consumer Durables & Apparel                                     1.60%              1.99%               4.66%
Consumer Services                                               1.48%              1.62%               1.40%
Diversified Financials                                          5.72%              5.04%               4.86%
Energy                                                         11.81%             11.77%               7.21%
Food, Beverage & Tobacco                                        4.23%              6.35%               7.56%
Food, Drug & Staples Retailing                                  3.71%              4.33%               2.12%
Healthcare, Equipment & Services                                    -                  -               0.84%
Household & Personal Products                                       -                  -               1.20%
Insurance                                                       2.00%              2.30%                   -
Materials                                                       9.16%              7.62%              12.85%
Media                                                           2.01%              2.27%                   -
Pharmaceuticals & Biotechnology                                 7.75%              7.96%               3.59%
Real Estate                                                     1.23%              1.04%                   -
Semiconductors & Semiconductor Equipment                            -                  -               2.99%
Technology Hardware & Equipment                                 3.43%              2.39%               2.39%
Telecommunication Services                                      8.68%              7.27%              17.18%
Transportation                                                  0.78%              1.02%               7.34%
Utilities                                                       8.47%              9.97%               6.03%
                                                               ------             ------              ------
                                                               97.33%             97.40%              98.12%
                                                               ======             ======              ======

14. SUBSEQUENT EVENT

On May 19, 2005 the Board of Trustees unanimously voted to liquidate and dissolve The Small-Cap Value Equity Portfolio. The Portfolio was liquidated on May 25, 2005.


                              2005 Semiannual Report o Delaware Pooled Trust 123

DELAWARE POOLED TRUST
OTHER PORTFOLIO INFORMATION

PROXY RESULTS

The shareholders of Delaware Pooled Trust (the "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                                               Delaware Pooled Trust Shares
----------------------------------------------------------------------------------------------------------
                                                     Voted For Shares       Voted Withheld Authority
----------------------------------------------------------------------------------------------------------
Thomas L. Bennett                                     158,812,799.422              1,987,721.827
Jude T. Driscoll                                      158,809,688.847              1,990,832.402
John A. Fry                                           158,814,054.440              1,986,466.809
Anthony D. Knerr                                      158,816,463.877              1,984,057.372
Lucinda S. Landreth                                   158,814,803.251              1,985,717.998
Ann R. Leven                                          158,817,690.916              1,982,830.333
Thomas F. Madison                                     158,809,576.610              1,990,944.639
Janet L. Yeomans                                      158,821,550.763              1,978,970.486
J. Richard Zecher                                     158,809,429.527              1,991,091.722

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                                            For               Against            Abstain          Broker Non-Votes
-----------------------------------------------------------------------------------------------------------------------------------
The All-Cap Growth Equity Portfolio                       294,119.028                -0-                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Core Focus Fixed Income Portfolio                     235,295.118                -0-                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Core Plus Fixed Income Portfolio                      983,607.669      1,025,791.348                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Emerging Markets Portfolio                         21,388,899.505      6,724,690.181        893,549.017               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Global Fixed Income Portfolio                      10,596,039.445        894,190.000                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The High-Yield Bond Portfolio                                   2.707                -0-                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Intermediate Fixed Income Portfolio                 1,480,971.966                -0-                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The International Equity Portfolio                     16,374,867.231      54,724,716.77       6147,749.000       487,793.000
-----------------------------------------------------------------------------------------------------------------------------------
The International Fixed Income Portfolio                1,679,354.757                -0-                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Labor Select International Equity Portfolio        13,834,136.703      1,319,960.597        816,624.373               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                      562,071.253         84,234.061                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Mid-Cap Growth Equity Portfolio                     4,274,706.130                -0-                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Real Estate Investment Trust Portfolio                971,068.786                -0-                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Real Estate Investment Trust Portfolio II             345,610.810        425,253.028                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Small-Cap Growth Equity Portfolio                     495,248.438      3,248,071.548        832,088.838               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Small-Cap Growth II Equity Portfolio                  235,295.118                -0-                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Small-Cap Value Equity Portfolio                      297,618.512                -0-                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------
The Smid-Cap Growth Equity Portfolio                      235,295.118                -0-                -0-               N/A
-----------------------------------------------------------------------------------------------------------------------------------

124 Delaware Pooled Trust o 2005 Semiannual Report

Fund Officers and Portfolio Managers

JUDE T. DRISCOLL                                                 JOHN KIRK
Chairman                                                         Director and Senior Portfolio Manager
Delaware Investments Family of Funds                             Mondrian Investment Partners Limited

DAVID A. TILLES                                                  STEVEN T. LAMPE
Managing Director, Chief Executive Officer, and                  Vice President and Portfolio Manager
Chief Investment Officer
Mondrian Investment Partners Limited                             EMMA R.E. LEWIS
                                                                 Senior Portfolio Manager
ROBERT AKESTER                                                   Mondrian Investment Partners Limited
Senior Portfolio Manager
Mondrian Investment Partners Limited                             NIGEL G. MAY
                                                                 Director and Joint Chief Investment Officer--
DAMON J. ANDRES                                                  Developed Markets, Regional Research Director
Vice President and Senior Portfolio Manager                      Mondrian Investment Partners Limited

FIONA BARWICK                                                    CHRISTOPHER A. MOTH
Senior Portfolio Manager                                         Director and Senior Portfolio Manager, Chief Investment
Mondrian Investment Partners Limited                             Officer--Global Fixed Income and Currency
                                                                 Mondrian Investment Partners Limited
MARSHALL T. BASSETT
Senior Vice President and Senior Portfolio Manager               TIMOTHY L. RABE
                                                                 Senior Vice President and Senior Portfolio Manager
JOANNA BATES
Senior Portfolio Manager                                         MATTHEW TODOROW
Mondrian Investment Partners Limited                             Vice President and Portfolio Manager

CHRISTOPHER S. BECK                                              LORI P. WACHS
Senior Vice President and Senior Portfolio Manager               Vice President and Portfolio Manager

NIGEL BLISS                                                      Custodians
Senior Portfolio Manager                                         J.P. MORGAN CHASE
Mondrian Investment Partners Limited                             4 Metrotech Center
                                                                 Brooklyn, NY 11245
RYAN K. BRIST
Executive Vice President, Managing Director, and                 MELLON BANK, N.A.
Chief Investment Officer                                         One Mellon Center
Fixed Income Investments                                         Pittsburgh, PA 15258

STEPHEN R. CIANCI                                                Independent Registered Public Accounting Firm
Senior Vice President and Senior Portfolio Manager               ERNST & YOUNG LLP
                                                                 2001 Market Street
GEORGE E. DEMING                                                 Philadelphia, PA 19103
Senior Vice President and Senior Portfolio Manager
                                                                 Investment Advisor
ELIZABETH A. DESMOND                                             DELAWARE MANAGEMENT COMPANY
Director and Joint Chief Investment Officer--                    2005 Market Street
Developed Markets                                                Philadelphia, PA 19103
Mondrian Investment Partners Limited
                                                                 Investment Sub-Adviser for Certain Portfolios
CLIVE A. GILLMORE                                                MONDRIAN INVESTMENT PARTNERS LIMITED
Deputy Managing Director and Senior Portfolio Manager            Third Floor
Mondrian Investment Partners Limited                             80 Cheapside
                                                                 London, England EC2V 6EE
PAUL GRILLO
Senior Vice President and Senior Portfolio Manager

--------------------------------------------------------------------------------
Each Portfolio files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio's Forms N-Q, as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge
(i) upon request, by calling 800 523-1918; (ii) on the Portfolios' Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Portfolio's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios' Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

This report was prepared for investors in the Delaware Pooled Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives and operating policies of the portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results.

2005 Market Street
Philadelphia, Pennsylvania 19103
Telephone 800 231-8002
Fax 215 225-1162


[GRAPHIC] Lincoln                                              J05-05-086 (9444)
          ------------------                             SA-DAT [4/05] IVES 6/05
          Financial Group(R)
                                                                     [UNION BUG]

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

VALUE-EQUITY
































SEMIANNUAL REPORT             APRIL 30, 2005
--------------------------------------------------------------------------------
                              DELAWARE REIT FUND











[LOGO]  POWERED BY RESEARCH.(SM)

TABLE
     OF CONTENTS

---------------------------------------------
DISCLOSURE OF FUND EXPENSES                 1
---------------------------------------------
SECTOR ALLOCATION                           2
---------------------------------------------
FINANCIAL STATEMENTS:

     Statement of Net Assets                3

     Statement of Operations                5

     Statements of Changes in Net Assets    6

     Financial Highlights                   7

     Notes to Financial Statements         13
---------------------------------------------
OTHER FUND INFORMATION                     16
---------------------------------------------









Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.


Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                     For the Period November 1, 2004 to April 30, 2005
     OF FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE REIT FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                               Expenses
                              Beginning          Ending                      Paid During
                               Account           Account      Annualized        Period
                                Value             Value         Expense       11/1/04 to
                               11/1/04           4/30/05         Ratio        4/30/2005*
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $1,000.00         $1,070.40        1.32%          $ 6.78
Class B                        1,000.00          1,066.00        2.07%           10.60
Class C                        1,000.00          1,066.00        2.07%           10.60
Class R                        1,000.00          1,068.00        1.67%            8.56
Institutional Class            1,000.00          1,071.80        1.07%            5.50
Portfolio Class                1,000.00          1,071.40        1.07%            5.50

-----------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                       $1,000.00         $1,018.25        1.32%          $ 6.61
Class B                        1,000.00          1,014.53        2.07%           10.34
Class C                        1,000.00          1,014.53        2.07%           10.34
Class R                        1,000.00          1,016.51        1.67%            8.35
Institutional Class            1,000.00          1,019.49        1.07%            5.36
Portfolio Class                1,000.00          1,019.49        1.07%            5.36
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                           As of April 30, 2005
     DELAWARE REIT FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                              PERCENTAGE
SECTOR                                                      OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK                                                     96.30%
--------------------------------------------------------------------------------
Diversified REITs                                                 5.86%
Healthcare REITs                                                  1.67%
Hotel REITs                                                       4.66%
Industrial REITs                                                  7.26%
Leisure, Lodging & Entertainment                                  2.94%
Lodging/Resort REITs                                              1.24%
Mall REITs                                                       17.35%
Manufactured Housing REITs                                        1.06%
Mortgage REITs                                                    4.37%
Multifamily REITs                                                12.08%
Office REITs                                                     24.62%
Office/Industrial REITs                                           2.75%
Retail Strip Center REITs                                        10.44%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                             3.69%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES
BEFORE SECURITIES LENDING COLLATERAL                             99.99%
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                     7.74%
--------------------------------------------------------------------------------
OBLIGATIONS TO RETURN SECURITIES LENDING COLLATERAL              (7.74%)
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                   0.01%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                100.00%
--------------------------------------------------------------------------------

STATEMENT                                             DELAWARE REIT FUND
     OF NET ASSETS                                    April 30, 2005 (Unaudited)

                                                      Number of         Market
                                                        Shares           Value
COMMON STOCK - 96.30%

Diversified REITs - 5.86%
   Vornado Realty Trust                                 431,700    $ 33,003,465
                                                                   ------------
                                                                     33,003,465
                                                                   ------------
Healthcare REITs - 1.67%

 +#Medical Properties of America 144A                   309,100       3,168,275
  *Nationwide Health Properties                         290,600       6,227,558
                                                                   ------------
                                                                      9,395,833
                                                                   ------------
Hotel REITs - 4.66%

   Eagle Hospitality Properties Trust                   309,700       2,858,531
  +Great Wolf Resorts                                   227,000       4,818,075
  *Host Marriott                                        351,400       5,910,548
  *LaSalle Hotel Properties                             416,500      12,653,270
                                                                   ------------
                                                                     26,240,424
                                                                   ------------
Industrial  REITs - 7.26%
   AMB Property                                         329,900      12,862,801
  *First Potomac Realty Trust                           163,800       3,670,758
   ProLogis                                             616,500      24,407,235
                                                                   ------------
                                                                     40,940,794
                                                                   ------------
Leisure, Lodging & Entertainment - 2.94%
   Starwood Hotels & Resorts Worldwide                  304,500      16,546,530
                                                                   ------------
                                                                     16,546,530
                                                                   ------------
Lodging/Resort REITs - 1.24%
   Hersha Hospitality Trust                             671,700       6,985,680
                                                                   ------------
                                                                      6,985,680
                                                                   ------------
Mall REITs - 17.35%
   CBL & Associates Properties                          225,600      17,454,672
   General Growth Properties                            666,900      26,082,459
  *Mills                                                234,200      13,382,188
  *Pennsylvania Real Estate Investment Trust            134,700       5,677,605
   Simon Property Group                                 532,100      35,155,847
                                                                   ------------
                                                                     97,752,771
                                                                   ------------
Manufactured Housing REITs - 1.06%
  *Sun Communities                                      171,600       5,980,260
                                                                   ------------
                                                                      5,980,260
                                                                   ------------
Mortgage REITs - 4.37%
   Fieldstone Investment                                325,800       4,160,466
 +#KKR Financial 144A                                   646,500       6,626,625
 +#Peoples Choice 144A                                  868,800       8,688,000
  *Saxon Capital                                        300,900       5,166,453
                                                                   ------------
                                                                     24,641,544
                                                                   ------------
Multifamily REITs - 12.08%
  *Camden Property Trust                                194,400       9,914,400
  *Education Realty Trust                               498,100       7,969,600
   Equity Residential                                   515,900      17,721,165
   Home Properties                                      331,000      13,852,350
   United Dominion Realty Trust                         841,800      18,645,870
                                                                   ------------
                                                                     68,103,385
                                                                   ------------

                                                      Number of         Market
                                                        Shares           Value
COMMON STOCK (continued)
Office REITs - 24.62%
   Alexandria Real Estate Equities                      220,100   $  15,147,282
  *American Financial Realty Trust                      741,800      11,371,794
  *Brandywine Realty Trust                              412,700      11,679,410
  *CarrAmerica Realty                                   611,100      20,190,744
   Equity Office Properties Trust                     1,052,174      33,111,916
   Prentiss Properties Trust                            501,700      16,666,474
  *Reckson Associates Realty                            498,100      16,063,725
   SL Green Realty                                      238,200      14,530,200
                                                                   ------------
                                                                    138,761,545
                                                                   ------------
Office/Industrial REITs - 2.75%
   Duke Realty                                          507,300      15,523,380
                                                                   ------------
                                                                     15,523,380
                                                                   ------------
Retail Strip Center REITs - 10.44%
   Developers Diversified Realty                        295,600      12,545,264
   Federal Realty Investment Trust                      305,600      16,349,600
   Kite Realty Group Trust                              619,200       8,668,800
  *Ramco-Gershenson Properties                          356,000       9,857,640
                                                                   ------------
   Regency Centers                                      217,200      11,435,580
                                                                   ------------
                                                                     58,856,884
                                                                   ------------
TOTAL COMMON STOCK (cost $413,737,990)                              542,732,495
                                                                   ------------

                                                      Principal
                                                        Amount
REPURCHASE AGREEMENTS - 3.69%

With BNP Paribas 2.84% 5/2/05 (dated
   4/29/05, to be repurchased at
   $11,317,678, collateralized by
   $1,665,000 U.S. Treasury Bills due
   8/11/05, market value $1,651,777,
   $1,649,000 U.S. Treasury Bills due
   8/18/05, market value $1,634,597
   and $8,336,000 U.S. Treasury
   Bills due 8/25/05, market value
   $8,257,867)                                      $11,315,000      11,315,000

With UBS Warburg 2.82% 5/2/05
   (dated 4/29/05, to be repurchased at
   $9,494,231, collateralized by
   $1,879,000 U.S. Treasury Notes 1.50%
   due 3/31/06, market value $1,851,092,
   $1,665,000 U.S. Treasury Notes 2.25%
   due 4/30/06, market value $1,665,696,
   $5,063,000 U.S. Treasury Notes 2.75%
   due 6/30/06, market value $5,075,421
   and $1,107,000 U.S. Treasury Notes
   2.375% due 8/15/06, market value
   $1,097,854)                                        9,492,000       9,492,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (cost $20,807,000)                                                20,807,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES
   LENDING COLLATERAL - 99.99% (cost $434,544,990)                  563,539,495
                                                                   ------------

STATEMENT                                                     Delaware REIT Fund
     OF NET ASSETS (CONTINUED)

                                                      Principal         Market
                                                        Amount           Value

SECURITIES LENDING COLLATERAL - 7.74%**
Short-Term Investments
   Abbey National 3.13% 1/13/06                      $  977,853    $    978,366
   Bank of New York 2.88% 4/4/06                      1,057,257       1,057,257
   Bank of the West 2.85% 3/2/06                      1,321,513       1,321,571
   Barclays London 3.10% 7/21/05                      1,321,617       1,321,588
   Barclays New York 2.87% 6/1/05                       132,139         132,135
   Bayerische Landesbank 3.01% 5/30/06                1,321,214       1,321,571
   Bear Stearns 3.14% 1/17/06                           264,258         264,449
   Beta Finance 2.83% 4/18/06                         1,321,567       1,321,439
   Citigroup Global Markets
      3.04% 5/2/05                                    6,545,554       6,545,554
      3.07% 5/6/05                                    1,427,286       1,427,297
   Credit Suisse First Boston New York
      2.95% 4/18/06                                   1,427,297       1,427,297
      3.10% 12/29/05                                    277,458         277,546
   Deutsche Bank 2.80% 5/2/05                         1,321,571       1,321,571
   Goldman Sachs 3.14% 5/1/06                         1,452,852       1,453,729
   Lehman Holdings 3.08% 12/23/05                     1,321,575       1,322,761
   Lloyds Bank London 2.96% 5/23/05                   1,321,602       1,321,571
   Marshall & Ilsley Bank 3.05% 12/29/05              1,321,771       1,321,631
   Merrill Lynch Mortgage Capital
      3.10% 7/12/05                                   1,321,571       1,321,571
   Morgan Stanley
      3.07% 5/30/06                                     264,029         264,314
      3.18% 5/1/06                                      132,077         132,157
   National City Bank Cleveland
      2.81% 1/23/06                                   1,506,784       1,506,673
   Nordea Bank New York 2.82% 5/13/05                 1,321,501       1,321,481
   Pfizer 2.85% 5/30/06                               1,268,984       1,268,709
   Proctor & Gamble 2.93% 5/30/06                     1,321,714       1,321,571
   Rabobank Singapore 2.80% 5/2/05                    1,321,571       1,321,571
   Royal Bank of Canada 2.98% 6/27/05                 1,321,635       1,321,503
   Royal Bank of Scotland 2.97% 5/30/06               1,321,571       1,321,571
   Sigma Finance 2.84% 9/30/05                        1,242,236       1,242,122
   Societe Generale New York
      2.92% 6/14/05                                   1,193,723       1,193,665
   Sun Trust Bank 2.96% 8/5/05                          660,776         660,715
   Union Bank of Switzerland
      2.80% 5/3/05                                    1,321,574       1,321,571
   Wal Mart Stores 3.03% 6/21/05                      1,584,297       1,577,665
   Wells Fargo 2.92% 5/30/06                          1,321,428       1,321,571
   Wilmington Trust Company
      2.96% 6/3/05                                    1,057,657       1,057,626
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (cost $43,613,389)                                                43,613,389
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 107.73%
   (cost $478,158,379)***                                           607,152,884
OBLIGATION TO RETURN SECURITIES
   LENDING COLLATERAL - (7.74%)**                                   (43,613,389)
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 0.01%                                            55,392
                                                                   ------------
NET ASSETS APPLICABLE TO 27,378,717 SHARES
   OUTSTANDING - 100.00%                                           $563,594,887
                                                                   ============

Net Asset Value - Delaware REIT Fund Class A
($324,219,186 / 15,749,005 Shares)                                       $20.59
                                                                         ------
Net Asset Value - Delaware REIT Fund Class B
($78,801,863 / 3,830,958 Shares)                                         $20.57
                                                                         ------
Net Asset Value - Delaware REIT Fund Class C
($72,759,389 / 3,536,532 Shares)                                         $20.57
                                                                         ------
Net Asset Value - Delaware REIT Fund Class R
($3,526,537 / 171,323 Shares)                                            $20.58
                                                                         ------
Net Asset Value - Delaware REIT Fund Institutional Class
($62,284,518 / 3,022,727 Shares)                                         $20.61
                                                                         ------
Net Asset Value - Delaware REIT Fund
The Real Estate Investment Trust Portfolio Class
($22,003,394 / 1,068,172 Shares)                                         $20.60
                                                                         ------

COMPONENTS OF NET ASSETS AT APRIL 30, 2005:
Shares of beneficial interest
(unlimited authorization -- no par)                                $411,731,387
Undistributed net investment income                                   4,170,292
Accumulated net realized gain on investments                         18,698,703
Net unrealized appreciation of investments                          128,994,505
                                                                   ------------
Total net assets                                                   $563,594,887
                                                                   ============

  +Non-income producing security for the period ended April 30, 2005.

  #Security exempt from registration under rule 144A of the Securities Act of 1933. See Note 8 in "Notes to Financial Statements."

  *Fully or partially on loan.

 **See Note 7 in "Notes to Financial Statements."

***Includes $43,214,709 of securities loaned.

SUMMARY OF ABBREVIATIONS:
REIT -- Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE REIT FUND

Net asset value Class A (A)                                              $20.59
Sales charge (5.75% of offering price) (B)                                 1.26
                                                                         ------
Offering price                                                           $21.85
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of 50,000 or more.

See accompanying notes

STATEMENT                            DELAWARE REIT FUND
     OF OPERATIONS                   Six Months Ended April 30, 2005 (Unaudited)


INVESTMENT INCOME:
   Dividends                                                          $5,630,369
   Interest                                                              214,087
   Securities lending income                                              22,885     $ 5,867,341
                                                                      ----------     -----------

EXPENSES:
   Management fees                                                     2,085,677
   Distribution expenses -- Class A                                      478,179
   Distribution expenses -- Class B                                      415,320
   Distribution expenses -- Class C                                      369,862
   Distribution expenses -- Class R                                        7,697
   Dividend disbursing and transfer agent fees and expenses              522,838
   Reports and statements to shareholders                                154,213
   Accounting and administration expenses                                 90,328
   Registration fees                                                      44,031
   Legal and professional fees                                            32,545
   Insurance                                                              26,518
   Trustees' fees                                                         13,570
   Custodian fees                                                          9,428
   Taxes                                                                   5,991
   Pricing fees                                                              120
   Other                                                                   6,742       4,263,059
                                                                      ----------
   Less waived distribution expenses -- Class A                                          (79,697)
   Less expense paid indirectly                                                           (1,516)
                                                                                     -----------
   Total expenses                                                                      4,181,846
                                                                                     -----------
NET INVESTMENT INCOME                                                                  1,685,495
                                                                                     -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                                                   22,934,295
   Net change in unrealized appreciation/depreciation of investments                  13,150,530
                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       36,084,825
                                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $37,770,320
                                                                                     ===========

See accompanying notes

STATEMENTS                                                  DELAWARE REIT FUND
     OF CHANGES IN NET ASSETS

                                                                          Six Months
                                                                             Ended        Year Ended
                                                                            4/30/05        10/31/04
                                                                          (Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                $   1,685,495    $  10,838,302
   Net realized gain on investments                                        22,934,295       53,671,065
   Net change in unrealized appreciation/depreciation of investments       13,150,530       57,015,611
                                                                        -------------    -------------
   Net increase in net assets resulting from operations                    37,770,320      121,524,978
                                                                        -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class A                                                              (3,424,984)      (8,087,846)
      Class B                                                                (540,512)      (1,675,372)
      Class C                                                                (485,061)      (1,396,981)
      Class R                                                                 (22,574)         (19,365)
      Institutional Class                                                    (671,904)      (1,260,567)
      The Real Estate Investment Trust Portfolio Class                       (295,920)        (950,522)

   Net realized gain on investments:
      Class A                                                             (27,290,308)      (7,248,347)
      Class B                                                              (7,326,143)      (2,027,647)
      Class C                                                              (6,436,263)      (1,684,140)
      Class R                                                                (196,038)         (20,361)
      Institutional Class                                                  (4,782,224)      (1,038,498)
      The Real Estate Investment Trust Portfolio Class                     (2,510,416)        (746,203)
                                                                        -------------    -------------
                                                                          (53,982,347)     (26,155,849)
                                                                        -------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
      Class A                                                              54,106,550      127,055,852
      Class B                                                               3,559,587       13,352,461
      Class C                                                               7,470,646       18,299,658
      Class R                                                               1,589,652        1,591,451
      Institutional Class                                                  13,055,920       29,375,804
      The Real Estate Investment Trust Portfolio Class                             --        2,000,000

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                              26,411,523       13,084,677
      Class B                                                               6,453,487        3,045,960
      Class C                                                               6,268,712        2,690,648
      Class R                                                                 218,536           39,735
      Institutional Class                                                   5,090,454        2,119,760
      The Real Estate Investment Trust Portfolio Class                      2,050,833        1,243,388
                                                                        -------------    -------------
                                                                          126,275,900      213,899,394
                                                                        -------------    -------------
   Cost of shares repurchased:
      Class A                                                             (55,261,998)    (139,506,590)
      Class B                                                             (13,809,339)     (18,598,822)
      Class C                                                             (11,828,090)     (18,696,273)
      Class R                                                                (269,549)        (161,765)
      Institutional Class                                                  (7,630,031)     (15,652,323)
      The Real Estate Investment Trust Portfolio Class                     (8,627,371)      (5,982,100)
                                                                        -------------    -------------
                                                                          (97,426,378)    (198,597,873)
                                                                        -------------    -------------
   Increase in net assets derived from capital share transactions          28,849,522       15,301,521
                                                                        -------------    -------------
NET INCREASE IN NET ASSETS                                                 12,637,495      110,670,650

NET ASSETS:
   Beginning of period                                                    550,957,392      440,286,742
                                                                        -------------    -------------
   End of period (including undistributed net investment income
      of $4,170,292 and $7,925,752, respectively)                        $563,594,887     $550,957,392
                                                                        =============    =============

See accompanying notes

FINANCIAL
     HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Delaware REIT Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                   Ended                       Year Ended
                                                                 4/30/05(1)   10/31/04   10/31/03   10/31/02   10/31/01   10/31/00
                                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                              $21.140      $17.400    $14.170    $14.270    $13.460    $11.300

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                            0.080        0.445      0.617      0.517      0.594      0.565
Net realized and unrealized gain on investments                     1.452        4.333      3.531      0.399      0.776      2.165
                                                                  -------     --------    -------   --------    -------    -------
Total from investment operations                                    1.532        4.778      4.148      0.916      1.370      2.730
                                                                  -------     --------    -------   --------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              (0.225)      (0.544)    (0.566)    (0.593)    (0.560)    (0.570)
Net realized gain on investments                                   (1.857)      (0.494)    (0.352)    (0.423)        --         --
                                                                  -------     --------    -------   --------    -------    -------
Total dividends and distributions                                  (2.082)      (1.038)    (0.918)    (1.016)    (0.560)    (0.570)
                                                                  -------     --------    -------   --------    -------    -------

NET ASSET VALUE, END OF PERIOD                                    $20.590     $ 21.140    $17.400   $ 14.170    $14.270    $13.460
                                                                  =======     ========    =======   ========    =======    =======

TOTAL RETURN(3)                                                     7.04%       28.43%     30.59%      6.17%     10.27%     24.87%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $324,219     $308,100   $253,995   $163,432    $62,869    $40,412
Ratio of expenses to average net assets                             1.32%        1.40%      1.40%      1.38%      1.29%      1.20%
Ratio of expenses to average net assets prior
  to expense limitation and expense paid indirectly                 1.37%        1.58%      1.59%      1.38%      1.35%      1.40%
Ratio of net investment income to average net assets                0.78%        2.35%      4.06%      3.39%      4.14%      4.52%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly           0.73%        2.17%      3.87%      3.39%      4.08%      4.32%
Portfolio turnover                                                    25%          43%        48%        65%        61%        31%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Delaware REIT Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                   Ended                       Year Ended
                                                                 4/30/05(1)   10/31/04   10/31/03   10/31/02   10/31/01   10/31/00
                                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                              $21.120      $17.380    $14.170    $14.260    $13.460    $11.300

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                            0.003        0.302      0.502      0.404      0.498      0.473
Net realized and unrealized gain on investments                     1.441        4.338      3.518      0.402      0.765      2.162
                                                                  -------     --------    -------   --------    -------    -------
Total from investment operations                                    1.444        4.640      4.020      0.806      1.263      2.635
                                                                  -------     --------    -------   --------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              (0.137)      (0.406)    (0.458)    (0.473)    (0.463)    (0.475)
Net realized gain on investments                                   (1.857)      (0.494)    (0.352)    (0.423)        --         --
                                                                  -------     --------    -------   --------    -------    -------
Total dividends and distributions                                  (1.994)      (0.900)    (0.810)    (0.896)    (0.463)    (0.475)
                                                                  -------     --------    -------   --------    -------    -------

NET ASSET VALUE, END OF PERIOD                                    $20.570      $21.120    $17.380    $14.170    $14.260    $13.460
                                                                  =======     ========    =======   ========    =======    =======

TOTAL RETURN(3)                                                     6.60%       27.54%     29.53%      5.43%      9.44%     23.92%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                           $78,802      $85,009    $72,331    $57,824    $29,423    $16,547
Ratio of expenses to average net assets                             2.07%        2.15%      2.15%      2.13%      2.04%      1.95%
Ratio of expenses to average net assets prior
  to expense limitation and expense paid indirectly                 2.07%        2.28%      2.30%      2.13%      2.10%      2.15%
Ratio of net investment income to average net assets                0.03%        1.60%      3.31%      2.64%      3.39%      3.77%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly           0.03%        1.47%      3.16%      2.64%      3.33%      3.57%
Portfolio turnover                                                    25%          43%        48%        65%        61%        31%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Delaware REIT Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                   Ended                       Year Ended
                                                                 4/30/05(1)   10/31/04   10/31/03   10/31/02   10/31/01   10/31/00
                                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                              $21.120      $17.380    $14.170    $14.260    $13.460    $11.300

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                            0.003        0.302      0.502      0.404      0.504      0.473
Net realized and unrealized gain on investments                     1.441        4.338      3.518      0.402      0.759      2.162
                                                                  -------     --------    -------   --------    -------    -------
Total from investment operations                                    1.444        4.640      4.020      0.806      1.263      2.635
                                                                  -------     --------    -------   --------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              (0.137)      (0.406)    (0.458)    (0.473)    (0.463)    (0.475)
Net realized gain on investments                                   (1.857)      (0.494)    (0.352)    (0.423)        --         --
                                                                  -------     --------    -------   --------    -------    -------
Total dividends and distributions                                  (1.994)      (0.900)    (0.810)    (0.896)    (0.463)    (0.475)
                                                                  -------     --------    -------   --------    -------    -------

NET ASSET VALUE, END OF PERIOD                                    $20.570      $21.120    $17.380    $14.170    $14.260    $13.460
                                                                  =======     ========    =======   ========    =======    =======

TOTAL RETURN(3)                                                     6.60%       27.54%     29.53%      5.43%      9.44%     23.92%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                           $72,759      $73,040    $58,206    $38,581    $16,326     $8,513
Ratio of expenses to average net assets                             2.07%        2.15%      2.15%      2.13%      2.04%      1.95%
Ratio of expenses to average net assets prior
  to expense limitation and expense paid indirectly                 2.07%        2.28%      2.30%      2.13%      2.10%      2.15%
Ratio of net investment income to average net assets                0.03%        1.60%      3.31%      2.64%      3.39%      3.77%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly           0.03%        1.47%      3.16%      2.64%      3.33%      3.57%
Portfolio turnover                                                    25%          43%        48%        65%        61%        31%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Delaware REIT Fund Class R
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Six Months          Year         6/02/03(1)
                                                                             Ended            Ended            to
                                                                           4/30/05(2)        10/31/04       10/31/03
                                                                          (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                        $21.130          $17.400         $15.620

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                                      0.044            0.377           0.331
Net realized and unrealized gain on investments                               1.440            4.341           1.683
                                                                            -------          -------         -------
Total from investment operations                                              1.484            4.718           2.014
                                                                            -------          -------         -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                        (0.177)          (0.494)         (0.234)
Net realized gain on investments                                             (1.857)          (0.494)             --
                                                                            -------          -------         -------
Total dividends and distributions                                            (2.034)          (0.988)         (0.234)
                                                                            -------          -------         -------

NET ASSET VALUE, END OF PERIOD                                              $20.580          $21.130         $17.400
                                                                            =======          =======         =======

TOTAL RETURN(4)                                                               6.80%           28.04%          13.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                      $3,527           $2,035            $353
Ratio of expenses to average net assets                                       1.67%            1.75%           1.75%
Ratio of expenses to average net assets prior
  to expense limitation and expense paid indirectly                           1.67%            1.88%           1.98%
Ratio of net investment income to average net assets                          0.43%            2.00%           4.75%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly                     0.43%            1.87%           4.52%
Portfolio turnover                                                              25%              43%             48%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware REIT Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                   Ended                       Year Ended
                                                                 4/30/05(1)   10/31/04   10/31/03   10/31/02   10/31/01   10/31/00
                                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                              $21.150      $17.410    $14.190    $14.280    $13.470    $11.310

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                            0.105        0.492      0.656      0.555      0.625      0.596
Net realized and unrealized gain on investments                     1.456        4.341      3.520      0.412      0.778      2.167
                                                                  -------      -------    -------    -------    -------    -------
Total from investment operations                                    1.561        4.833      4.176      0.967      1.403      2.763
                                                                  -------      -------    -------    -------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              (0.244)      (0.599)    (0.604)    (0.634)    (0.593)    (0.603)
Net realized gain on investments                                   (1.857)      (0.494)    (0.352)    (0.423)        --         --
                                                                  -------      -------    -------    -------    -------    -------
Total dividends and distributions                                  (2.101)      (1.093)    (0.956)    (1.057)    (0.593)    (0.603)
                                                                  -------      -------    -------    -------    -------    -------

NET ASSET VALUE, END OF PERIOD                                    $20.610      $21.150    $17.410    $14.190    $14.280    $13.470
                                                                  =======      =======    =======    =======    =======    =======

TOTAL RETURN(3)                                                     7.18%       28.78%     30.80%      6.52%     10.51%     25.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                           $62,285      $53,261    $28,782     $8,850     $1,823     $2,013
Ratio of expenses to average net assets                             1.07%        1.15%      1.15%      1.13%      1.04%      0.95%
Ratio of expenses to average net assets prior
  to expense limitation and expense paid indirectly                 1.07%        1.28%      1.30%      1.13%      1.10%      1.15%
Ratio of net investment income to average net assets                1.03%        2.60%      4.31%      3.64%      4.39%      4.77%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly           1.03%        2.47%      4.16%      3.64%      4.33%      4.57%
Portfolio turnover                                                    25%          43%        48%        65%        61%        31%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
     HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                Delaware REIT Fund The Real Estate Investment Trust Portfolio Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                   Ended                       Year Ended
                                                                 4/30/05(1)   10/31/04   10/31/03   10/31/02   10/31/01   10/31/00
                                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                              $21.150      $17.410    $14.180    $14.280    $13.470    $11.310

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                            0.105        0.492      0.656      0.555      0.625      0.596
Net realized and unrealized gain on investments                     1.446        4.341      3.530      0.402      0.778      2.167
                                                                  -------      -------    -------    -------    -------    -------
Total from investment operations                                    1.551        4.833      4.186      0.957      1.403      2.763
                                                                  -------      -------    -------    -------    -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              (0.244)      (0.599)    (0.604)    (0.634)    (0.593)    (0.603)
Net realized gain on investments                                   (1.857)      (0.494)    (0.352)    (0.423)        --         --
                                                                  -------      -------    -------    -------    -------    -------
Total dividends and distributions                                  (2.101)      (1.093)    (0.956)    (1.057)    (0.593)    (0.603)
                                                                  -------      -------    -------    -------    -------    -------

NET ASSET VALUE, END OF PERIOD                                    $20.600      $21.150    $17.410    $14.180    $14.280    $13.470
                                                                  =======      =======    =======    =======    =======    =======

TOTAL RETURN(3)                                                     7.14%       28.78%     30.90%      6.45%     10.59%     25.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                           $22,003      $29,512    $26,620    $19,144    $29,000    $26,574
Ratio of expenses to average net assets                             1.07%        1.15%      1.15%      1.13%      1.04%      0.95%
Ratio of expenses to average net assets prior
  to expense limitation and expense paid indirectly                 1.07%        1.28%      1.30%      1.13%      1.10%      1.15%
Ratio of net investment income to average net assets                1.03%        2.60%      4.31%      3.64%      4.39%      4.77%
Ratio of net investment income to average net assets
  prior to expense limitation and expense paid indirectly           1.03%        2.47%      4.16%      3.64%      4.33%      4.57%
Portfolio turnover                                                    25%          43%        48%        65%        61%        31%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                                 DELAWARE REIT FUND
     TO FINANCIAL STATEMENTS                          April 30, 2005 (Unaudited)

The Real Estate Investment Trust Portfolio (the "Delaware REIT Fund" or, the "Fund") is a series of Delaware Pooled Trust ("the Trust"), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, Institutional Class and The Real Estate Investment Trust Portfolio Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R, Institutional Class and The Real Estate Investment Trust Portfolio Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. This report contains information relating only to The Delaware REIT Fund. All other Delaware Pooled Trust portfolios are included in a separate report.

The investment objective of the Fund is to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemption order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended April 30, 2005 were approximately $1,516. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.15% of average daily net assets of the Fund through April 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through April 30, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class and The Real Estate Investment Trust Portfolio Class shares paid no distribution and service expenses.

NOTES                                                         DELAWARE REIT FUND
     TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (continued)
At April 30, 2005, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                         $335,922
Dividend disbursing, transfer agent, accounting
  and administration fees and other expenses payable to DSC       260,578
Other expenses payable to DMC and affiliates*                     242,731

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services provided to the Fund by DMC employees. For the six months ended April 30, 2005, the Delaware REIT Fund was charged $12,530 for internal legal services provided by DMC. For the six months ended April 30, 2005, DDLP earned $55,586 for commissions on sales of the Fund's Class A shares. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended April 30, 2005, the Fund made purchases of $68,337,148 and sales of $86,457,865 of investment securities other short-term investments.

At April 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2005, the cost of investment was $434,734,121. At April 30, 2005, net unrealized appreciation was $128,805,374 of which $131,032,069 related to unrealized appreciation of investments and $2,226,695 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTIONS INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2005 and the year ended October 31, 2004 was as follows:

                                                 Six Months         Year
                                                    Ended          Ended
                                                   4/30/05*      10/31/04
                                                -----------     -----------
Ordinary income                                 $ 5,440,955     $14,704,225
Long-term capital gain                           48,541,392      11,451,624
                                                -----------    ------------
Total                                           $53,982,347     $26,155,849
                                                ===========     ===========

*Tax information for the six months ended April 30, 2005 is estimated and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of April 30, 2005, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                  $411,731,387
Undistributed net investment income                               6,591,270
Undistributed long-term capital gain                             16,466,856
Unrealized appreciation of investments                           28,805,374
                                                               ------------
Net assets                                                     $563,594,887
                                                               ============

The difference between book basis and tax basis components of net assets are primarily attributable to tax of deferral of losses on wash sales and estimates of tax character of distributions from Real Estate Investment Trusts. The undistributed earnings for the Delaware REIT Fund may be subject to reclassification upon notice of the character of distributions received from investments in Real Estate Investment Trust.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                      Six Months        Year
                                                         Ended         Ended
                                                        4/30/05       10/31/04

Shares sold:
   Class A                                             2,607,950     6,734,917
   Class B                                               171,387       699,870
   Class C                                               358,917       966,617
   Class R                                                77,773        82,280

   Institutional Class                                   627,356     1,561,450
   The Real Estate Investment Trust
      Portfolio Class                                         --       110,436

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                             1,249,738       709,724
   Class B                                               304,856       165,954
   Class C                                               296,135       146,500
   Class R                                                10,347         2,126
   Institutional Class                                   240,948       114,401
   The Real Estate Investment Trust
      Portfolio Class                                     97,103        67,226
                                                      ----------    -----------
                                                       6,042,510     11,361,501
                                                      ----------    -----------
Shares repurchased:
   Class A                                            (2,681,610)    (7,472,612)
   Class B                                              (670,835)    (1,001,802)
   Class C                                              (576,700)    (1,003,235)
   Class R                                               (13,117)        (8,348)
   Institutional Class                                  (363,423)      (811,051)
   The Real Estate Investment Trust
      Portfolio Class                                   (424,446)      (311,438)
                                                      ----------    -----------
                                                      (4,730,131)   (10,608,486)
                                                      ----------    -----------
Net increase                                           1,312,379        753,015
                                                      ==========    ===========

For the six months ended April 30, 2005 and the year ended
October 31, 2004, 17,020 Class B shares were converted to 16,983 Class A shares valued at $368,018 and 19,003 Class B shares were converted to 18,968 Class A shares valued at $369,008, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

NOTES                                                         DELAWARE REIT FUND
     TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2005, or at any time during the period.

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings.
In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2005, the market value of securities on loan was $43,214,709, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK
The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries. The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At April 30, 2005, 144A securities represented approximately 3.28% of total assets. None of these securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statement of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

OTHER                                                         DELAWARE REIT FUND
     FUND INFORMATION

The shareholders of Delaware Pooled Trust (the "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1.   TO ELECT A BOARD OF TRUSTEES FOR THE TRUST

                                       Shares               Shares Voted
                                     Voted For           Withheld Authority
                                --------------------     ------------------
Thomas L. Bennett                  158,812,799.422         1,987,721.827
Jude T. Driscoll                   158,809,688.847         1,990,832.402
John A. Fry                        158,814,054.440         1,986,466.809
Anthony D. Knerr                   158,816,463.877         1,984,057.372
Lucinda S. Landreth                158,814,803.251         1,985,717.998
Ann R. Leven                       158,817,690.916         1,982,830.333
Thomas F. Madison                  158,809,576.610         1,990,944.639
Janet L. Yeomans                   158,821,550.763         1,978,970.486
J. Richard Zecher                  158,809,429.527         1,991,091.722

2. TO APPROVE THE USE OF A "MANAGER OF MANAGERS" STRUCTURE WHEREBY THE INVESTMENT MANAGER OF THE FUND OF THE TRUST WILL BE ABLE TO HIRE AND REPLACE SUBADVISERS WITHOUT SHAREHOLDER APPROVAL.

                                For                 Against              Abstain            Broker Non-Votes
                           -------------          -----------          -----------          ----------------
Delaware REIT Fund         9,054,295.902          853,551.326          289,017.384            2,518,851.000

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                             AFFILIATED OFFICERS                         CONTACT INFORMATION
JUDE T. DRISCOLL                              MICHAEL P. BISHOF                           INVESTMENT MANAGER
Chairman                                      Senior Vice President and                   Delaware Management Company
Delaware Investments Family of Funds          Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                              Delaware Investments Family of Funds
                                              Philadelphia, PA                            NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                         Delaware Distributors, L.P.
Private Investor                              RICHELLE S. MAESTRO                         Philadelphia, PA
Rosemont, PA                                  Executive Vice President,
                                              Chief Legal Officer and Secretary           SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                   Delaware Investments Family of Funds        DISBURSING AND TRANSFER AGENT
President                                     Philadelphia, PA                            Delaware Service Company, Inc.
Franklin & Marshall College                                                               2005 Market Street
Lancaster, PA                                 JOHN J. O'CONNOR                            Philadelphia, PA 19103-7094
                                              Senior Vice President and Treasurer
ANTHONY D. KNERR                              Delaware Investments Family of Funds        FOR SHAREHOLDERS
Managing Director                             Philadelphia, PA                            800 523-1918
Anthony Knerr & Associates
New York, NY                                                                              FOR SECURITIES DEALERS AND FINANCIAL
                                                                                          INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                       800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                            WEB SITE
Philadelphia, PA                                                                          www.delawareinvestments.com

ANN R. LEVEN                              |-----------------------------------------------------------------------------------|
Former Treasurer/Chief Fiscal Officer     | The Fund files its complete schedule of portfolio holdings with the Securities    |
National Gallery of Art                   | and Exchange Commission for the first and third quarters of each fiscal year on   |
Washington, DC                            | Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and      |
                                          | procedures that the Fund uses to determine how to vote proxies (if any) relating  |
THOMAS F. MADISON                         | to portfolio securities is available without charge (i) upon request, by calling  |
President and Chief Executive Officer     | 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com;  |
MLM Partners, Inc.                        | and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms    |
Minneapolis, MN                           | N-Q may be reviewed and copied at the Commission's Public Reference Room in       |
                                          | Washington, DC; information on the operation of the Public Reference Room may be  |
JANET L. YEOMANS                          | obtained by calling 1-800-SEC-0330.                                               |
Vice President/Mergers & Acquisitions     |                                                                                   |
3M Corporation                            | Information (if any) regarding how the Fund voted proxies relating to portfolio   |
St. Paul, MN                              | securities during the most recently disclosed 12-month period ended June 30 is    |
                                          | available without charge (i) through the Fund's Web site at                       |
J. RICHARD ZECHER                         | http://www.delawareinvestments.com; and (ii) on the Commission's Web site at      |
Founder                                   | http://www.sec.gov.                                                               |
Investor Analytics                        |-----------------------------------------------------------------------------------|
Scottsdale, AZ


(9425)                                                        Printed in the USA
SA-095 [4/05] IVES 6/05                                                   J10193

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Pooled Trust

JUDE T. DRISCOLL
----------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
----------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 7, 2005

MICHAEL P. BISHOF
-----------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 7, 2005